[SQUARE BULLET]
COREFUND[REGISTERED MARK]
FAMILY OF MUTUAL FUNDS
-------------------------
1997
ANNUAL REPORT
TO OUR
SHAREHOLDERS
YEAR ENDING JUNE 30, 1997



              COREFUNDS...INVESTING OUR EXPERIENCE IN YOUR FUTURE.

COREFUND
PORTFOLIOS
BY
ASSET
CLASS
                                                        [SQUARE BULLET] COREFUND


                                                FUND TRADING SYMBOL

                                              (A/C SHARES)  (Y SHARES)

   EQUITY FUNDS
[SQUARE BULLET] Equity Index                       --         VEIFX
[SQUARE BULLET] Core Equity                     CVERX         CVEAX
[SQUARE BULLET] Growth Equity                   CRQAX         CRGEX
[SQUARE BULLET] Special Equity                  CSPAX         CSEQX
[SQUARE BULLET] International Growth            CROAX         CFIGX

   BALANCED FUNDS
[SQUARE BULLET] Balanced                        COBAX         CBAAX

   FIXED INCOME FUNDS
[SQUARE BULLET] Short Term Income                  --         COSTX
[SQUARE BULLET] Short-Intermediate Bond         CSIAX         CFBDX
[SQUARE BULLET] Government Income               CRIAX         CRYIX
[SQUARE BULLET] Bond                            CBOAX         CONIX
[SQUARE BULLET] Global Bond                     CRGAX         CGBIX

   TAX-EXEMPT INCOME FUNDS
[SQUARE BULLET] Intermediate Municipal Bond     CRMAX         CRMYX
[SQUARE BULLET] Pennsylvania Municipal Bond     CPAAX         CPAYX
[SQUARE BULLET] New Jersey Municipal Bond       CNJAX         CNJYX

   MONEY MARKET FUNDS
[SQUARE BULLET] Treasury Reserve                CTRXX         CRTXX
[SQUARE BULLET] Cash Reserve                       --         CRCXX
[SQUARE BULLET] Tax-Free Reserve                CXCXX         CRXXX

                                TABLE OF CONTENTS

                           INVESTING FOR THE LONG TERM
                                  INSIDE COVER
                           MESSAGE TO OUR SHAREHOLDERS
                                        1

                                 HOW TO USE YOUR
                                  ANNUAL REPORT
                                        2

                                GLOSSARY OF TERMS
                                        4

                            CHOOSING THE RIGHT FUNDS
                                        6

                                FUND DESCRIPTIONS
                                        8

                           INVESTMENT ADVISERS' REVIEW
                                       12

                            MANAGERS' DISCUSSIONS OF
                                FUND PERFORMANCE
                                       16

                         REPORT OF INDEPENDENT AUDITORS
                                       44

                              FINANCIAL STATEMENTS
                                       45

                              SHAREHOLDER SERVICES

                         FOR MORE INFORMATION ON OPENING
              A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING,
                        EXCHANGING OR REDEEMING SHARES,
                           OR OTHER INVESTOR SERVICES,
                                   PLEASE CALL
             1-800-355-CORE (2673) OR REFER TO YOUR FUND PROSPECTUS.


                               LIFT THIS FLAP AND
                        LEARN HOW LONG-TERM INVESTING CAN
                                 HELP YOU REACH
                                   YOUR GOALS.

                              [GRAPHIC OF POINTER]

INVESTING FOR THE
LONG TERM
                               A LITTLE BIT TODAY
                                  CAN TAKE YOU
                                   A LONG WAY.

                              [GRAPHIC OF POINTER]
         Throughout this report, we talk about investing for the long term -- setting financial goals, choosing your funds, and then staying with your plan over a period of years. Why is this important? Because long-term investing can truly help you reach your financial goals.
         Whether you're investing for your retirement, a child's education, a vacation home, or some other goal, the key is to start early. This way, you can actually reduce the total amount you will need to save. That's because your money will work for you as it compounds over the years. The more time you have, the more you will benefit from compounding.
         In addition, when you stay with your plan over time, you can minimize the impact of short-term fluctuations in the market. Historically, the longer an investment is held, the less it is affected by market ups and downs.
         Finally, by investing the same amount each month, you can reduce the average cost you pay per share. Your money will buy more shares when the price is low and fewer shares when the price is high. This is a proven technique for not over paying for your investment.

   STOCKS HAVE OUTPERFORMED OVER THE LONG TERM.
HISTORICALLY,  STOCKS HAVE EXPERIENCED GREATER SHORT-TERM  VOLATILITY,  BUT OVER
THE  LONGER  TERM,  THEY  HAVE   OUTPERFORMED   BONDS  AND  OTHER   FIXED-INCOME
INVESTMENTS.

   TIME CAN SMOOTH THE BUMPS ALONG THE WAY.
THE LONGER YOU HOLD YOUR INVESTMENT, THE LESS IT WILL BE IMPACTED BY SHORT-TERM MARKET FLUCTUATIONS. THIS CHART ILLUSTRATES THE MAXIMUM AND MINIMUM RETURNS FOR DIFFERENT INVESTMENT PERIODS. AN INVESTOR WITH A LONGER TIME HORIZON CAN AFFORD TO ASSUME GREATER RISK IN EXCHANGE FOR POTENTIALLY GREATER LONG-TERM REWARDS.

   REGULAR INVESTING IS A SIMPLE STRATEGY THAT WORKS OVER TIME.
THIS HYPOTHETICAL EXAMPLE ASSUMES MONTHLY INVESTMENTS OF $100, $300, AND $500, RESPECTIVELY, GROWING AT A COMPOUNDED ANNUAL RATE OF RETURN OF 8%.

[LINE GRAPH DEPICTING GROWTH OF $10,000 SINCE 1973]

SOURCE: SEI RESEARCH (S&P 500, IBBOTSON LONG TERM GOV'T BOND INDEX, IBBOTSON 30 DAY T-BILL INDEX). THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT THE PERFORMANCE OF A PARTICULAR COREFUND. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

[BAR GRAPH DEPICTING REDUCTION OF RISK OVER TIME]

SOURCE: SEI RESEARCH (S&P 500, IBBOTSON INTERMEDIATE GOV'T BOND INDEX, IBBOTSON 30 DAY T-BILL INDEX). THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT THE PERFORMANCE OF A PARTICULAR COREFUND. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

[CHART DEPICTING REGULAR INVESTING CAN HELP YOU REACH YOUR GOALS]

SOURCE: SEI RESEARCH . THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT THE PERFORMANCE OF A PARTICULAR COREFUND.

MESSAGE
TO OUR
SHAREHOLDERS


JUNE 30, 1997
                                                        [SQUARE BULLET] COREFUND

         During the past year, CoreFund shareholders were rewarded with overall strong performance as a healthy economy supported the funds' strategies. Despite some early 1997 stock market volatility, we currently have the best of all possible worlds in terms of market climate. Good economic growth, low inflation, relatively low interest rates, and encouraging corporate earnings make conditions ideal for continued market strength.

INVESTING FOR THE LONG TERM Fair weather or stormy, smart investors keep their heads and resist the temptation to follow the latest hot stock or trendy mutual fund. Studies have shown that jumping in and out of the market in reaction to headlines simply doesn't pay off. If you stick with your investment plan, you won't miss out on upward cycles. Sure, there will be some downward cycles. But if you follow a consistent investment strategy, you are more likely to reap market rewards over time.

[PHOTO OF EMIL J. MIKITY]

LEARNING ABOUT YOUR INVESTMENTS The best way to remain confident in your investment plan is to learn as much as you can. To help make fund information easier to read and understand, CoreFunds has created a "plain English" prospectus. This prospectus explains mutual fund concepts and terms, putting detailed fund- specific information at your fingertips.

         Other good sources for fund information are the mutual fund ratings services. CoreFunds is proud to have recently received 1-year ratings of A or higher by Lipper for most of its equity funds and 5-Star Morningstar ratings for the CoreFund Equity Index Fund.

LOOKING INTO THE NEXT CENTURY With the year 2000 approaching, the CoreFund Family of Mutual Funds is well positioned to meet your present and future investment needs. We have a full range of fund alternatives with well-defined goals and investment strategies. And, we've assembled an exceptional portfolio management team. As we work to grow our fund assets, we remain committed to customer service excellence and the enhancement of investor education programs that will help you meet your financial goals for the long term.

/S/ SIGNATURE
EMIL J. MIKITY
CHAIRMAN

HOW TO USE YOUR
ANNUAL
REPORT

[GRAPHIC OF POINTER]
                               COREFUND SHARES ARE
                             CURRENTLY AVAILABLE IN
                            THREE DIFFERENT CLASSES:

                                 CLASS Y SHARES
                        ARE FOR INSTITUTIONAL INVESTORS.

                                 CLASS A SHARES
         ARE FOR INDIVIDUALS INVESTING IN EQUITY AND FIXED INCOME FUNDS.
                       THEY OFFER A VARIETY OF SHAREHOLDER
                         SERVICING FEATURES, AS WELL AS
                              SOME ADDITIONAL FEES.

                                 CLASS C SHARES
                          ARE FOR INDIVIDUALS INVESTING
                             IN MONEY MARKET FUNDS.
                       THEY OFFER A VARIETY OF SHAREHOLDER
                         SERVICING FEATURES, AS WELL AS
                              SOME ADDITIONAL FEES.

THE COREFUND 1997 ANNUAL REPORT In the pages that follow, you will read about your specific funds, the economic trends of the past year, and the outlook going forward. But the most significant message of this 1997 Annual Report has nothing to do with market conditions or forecasts. Instead, we want to stress the importance of staying with your sound, long-term investment plan through all economic cycles.

WHAT YOU NEED TO KNOW
[SQUARE BULLET]

     On the inside front cover, we discuss the reasons why investing over a period of many years can help you reduce the amount of money you will need to reach your goal, and how long-term investing can limit the impact of short-term market fluctuations on your investment. Don't underestimate the importance of starting your investment program early and saving on a regular basis. Take a few minutes and read this section. It may help you learn about new ways to reach your financial goals.
         Also in this Annual Report, you will find the CoreStates Investment Advisers' Review which provides insights into current economic conditions and a global investment outlook. You will find a Manager's Discussion of Fund Performance for each fund in the CoreFund Family of Funds. Each manager's commentary presents a snapshot of fund performance for the 12-month period ending June 30, 1997. The managers offer you insights into the investment strategies they are employing and examine the current climate of specific markets, as well as the market forces that are expected to prevail during the first half of 1997.

                                                        [SQUARE BULLET] COREFUND
   QUICK FUND FACTS
     Accompanying each commentary are boxes highlighting important fund information:
[SQUARE BULLET]  When a fund was opened
[SQUARE BULLET]  Portfolio size
[SQUARE BULLET]  Number of shares outstanding
[SQUARE BULLET]  Average weighted maturity of a fund's fixed income holdings
                 (where applicable)
[SQUARE BULLET]  Seven-day effective yield (where applicable)

   PORTFOLIO COMPOSITION
         For funds with equity holdings, the individual reports include listings of the top five holdings and the percentage of the total fund invested in these holdings.
         For funds with only fixed income or money market holdings, the reports include pie charts that show how these holdings are divided according to quality ratings or maturity.

   PERFORMANCE DATA     EQUITY AND FIXED INCOME FUNDS
         The performance box shows the average annual total returns from inception, for both the institutional Class Y shares and retail Class A shares, with and without the sales charge. Also, a line graph shows the change in value of a hypothetical $10,000 investment over the lifetime of each fund. Performance of both Y and A classes of each Fund is compared with a commonly used industry index to show how the Fund's performance stacks up against the index.
         For the CoreFund Class A (individual) shares, the performance information has been adjusted to reflect the 12b-1 fee associated with these shares. The Class A data has also been divided to show performance with and without the assessment of a sales charge, also known as the load.

   PERFORMANCE DATA     MONEY MARKET FUNDS
         The performance boxes show the six-month cumulative total return, 7-day and 30-day yields for both classes Y and C as compared to the industry benchmark that the fund manager uses to measure performance.


UNDERSTANDING FUND PERFORMANCE

[SQUARE BULLET]


As you review the information in these fund reports, please remember that past performance of the portfolios does not predict future results. Also, investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

[GRAPHIC OF POINTER]

GLOSSARY
OF TERMS

[GRAPHIC OF POINTER]
         Various terms used in the fund reports are defined as follows:

CLASS Y/CLASS A&C CoreFund shares are currently offered in these classes. Class Y shares are for institutional investors. Class A&C shares are for individuals, and include added features such as shareholder servicing and automatic investment plans, as well as some additional fees. Class C shares also offer checkwriting privileges.

DISTRIBUTIONS are the payments of income and capital gains to shareholders of a mutual fund. For tax purposes, capital gains distributions are calculated separately from interest income or dividends.

DIVERSIFICATION is the spreading of investment risk by putting assets in a wide-ranging portfolio of securities, such as a mutual fund.

DOLLAR-COST AVERAGING is an installment-purchase technique that involves investing a fixed amount of money in mutual fund shares at regular intervals rather than all at once. The objective is to buy fewer shares when prices are high and more shares when prices are low.

EXPENSE RATIO is the amount, expressed as a percentage of average assets, that shareholders paid in the past year for mutual fund operating expenses and management fees.

FACE VALUE is the amount the bondholder receives when the bonds are redeemed at maturity. Interest payments are based on the face value (also called "par value").

HEDGE is a defensive investment strategy, often involving the buying or selling of options, to offset possible losses and thereby to reduce risk.

INDEX is a statistical composite of selected stocks or bonds that is used to measure price fluctuations in these markets. For example, Standard & Poor's 500 Composite Index (S&P 500) is a popular measure of the stock market's performance based on prices of 500 common stocks listed on the New York and American stock exchanges or traded over the counter.

                                                        [SQUARE BULLET] COREFUND


LOAD refers to sales charges that may be associated with a particular fund. Where loads are shown, both sales charges (incurred when purchasing shares) and 12b-1 fees have been included. The 12b-1 fee, named after the Securities and Exchange Commission rule that permits it, is sometimes assessed to recover costs incurred through advertising, commission payments to brokers, or other expenses associated with marketing and distributing a fund.

MATURITY refers to the period over which a bond or other fixed income security must be held to earn the full yield offered by the issuer of the security. Average weighted maturity describes the average period of maturity in a portfolio that contains fixed income securities of varying maturities.

NET ASSET VALUE (NAV) reflects the market value of one share of the fund on the date listed. This figure is determined by taking the fund's total assets -- securities, cash, and any accrued earnings -- and then deducting liabilities and dividing by the number of shares outstanding.

     Money market funds seek to maintain a stable NAV of $1.00, although there is no guarantee they will always do so. There are three money market portfolios in the CoreFund Family of Mutual Funds: Cash Reserve, Treasury Reserve, and Tax-Free Reserve.

     TOTAL RETURN shows how the value of an investment has changed from the beginning to the end of a period, assuming that dividends and capital gains have been reinvested. In the performance tables for equity and fixed income funds, total return is shown on an "annualized" basis -- it assumes performance at a constant rate for each year. In the performance boxes for money market funds, the six-month total return is shown on a "cumulative" basis -- i.e., the total return for the period from January 1, 1997 to June 30, 1997.

VOLATILITY is a description of how much the price of securities, such as mutual funds, moves up or down within a given period.

YIELD refers to the rate of return for an investment portfolio, expressed as a percentage. Yield for mutual funds is established by a formula set by the Securities and Exchange Commission. A fund's yield will fluctuate and reflect the portfolio's net earning power after fund expenses have been paid.


DEFINING THE TERMS

[SQUARE BULLET]

CHOOSING
THE
RIGHT FUNDS
[GRAPHIC OF POINTER]
         The CoreFund Family offers a diverse range of high-quality mutual fund investment options designed to help you reach your financial goals.
         These include: the capital appreciation potential of equity and balanced funds, the income potential of fixed-income funds, the tax advantages of municipal bond funds, the stability of money market funds, and the expanded reach and potential of international funds. By allowing free exchange among all funds, CoreFund makes it easy for you to adapt your individual investment program to your changing needs.

THE RIGHT CHOICES FOR A WELL-ROUNDED INVESTMENT PLAN.

         Each investor has a unique notion of what the "right" mix of risk and reward should be. You may, for example, be an investor who seeks to maintain the highest possible degree of stability in your portfolio, and therefore favor money market securities. Or, you may be at the opposite end of the spectrum -- someone who is willing to accept and tolerate higher degrees of risk in exchange for the potential of higher returns offered by stocks. Because higher returns generally mean greater price fluctuations, investment decisions will always revolve around this tradeoff.

FINDING THE RIGHT MIX OF RISK AND REWARD.

         To help you align your portfolio's particular blend of stability and return with your investment preferences, CoreFunds offers a broad array of investment options.

DIVERSIFICATION
IS A WAY TO
MODERATE
YOUR RISK.

   As illustrated at right, these funds fall into distinct categories that match up with the various stages of the risk/return spectrum. By taking these factors into consideration, you can fashion a well-rounded, diversified portfolio that will help you achieve your individual investment goals while maintaining a comfortable level of risk. In this way, CoreFunds' expertise and experience can best be used to shape your investment future.

                                                        [SQUARE BULLET] COREFUND


                             MUTUAL FUND CATEGORIES
LOWER                                                                     HIGHER
RISK                                                                       RISK


                                                     INTERNATIONAL GROWTH            [SQUARE BULLET] INTERNATIONAL GROWTH

                                                     INTERNATIONAL STOCK FUNDS
                                                     OFFER POTENTIALLY HIGHER
                                                     RETURNS, BUT CARRY SPECIAL
                                                     RISKS. THESE RISKS ARE
                                                     OUTLINED IN YOUR PROSPECTUS.

                                          GROWTH                                     [SQUARE BULLET] SPECIAL EQUITY
                                                                                     [SQUARE BULLET] GROWTH EQUITY
                                          STOCK AND BALANCED FUNDS                   [SQUARE BULLET] CORE EQUITY
                                          PURSUE LONG-TERM GROWTH.                   [SQUARE BULLET] EQUITY INDEX
                                          THEY OFFER THE GREATEST GROWTH             [SQUARE BULLET] BALANCED
                                          POTENTIAL, BUT FLUCTUATE MORE
                                          IN PRICE.

                                 INTERNATIONAL INCOME                                [SQUARE BULLET] GLOBAL BOND

                                 GLOBAL BOND FUNDS SEEK GROWTH AND
                                 INCOME OFFERING POTENTIALLY HIGHER RETURNS
                                 THAN DOMESTIC BONDS, BUT WITH LESS
                                 STABILITY OF PRINCIPAL.

                          INCOME                                                     [SQUARE BULLET] BOND
                                                                                     [SQUARE BULLET] GOVERNMENT INCOME
                          INTERMEDIATE- AND LONG-TERM TAXABLE BOND                   [SQUARE BULLET] SHORT-INTERMEDIATE BOND
                          FUNDS SEEK A MODERATE-TO-HIGH  LEVEL OF                    [SQUARE BULLET] SHORT TERM INCOME
                          INCOME AND PRESERVATION OF CAPITAL.

                   TAX-FREE INCOME                                                   [SQUARE BULLET] INTERMEDIATE MUNICIPAL BOND
                                                                                     [SQUARE BULLET] PENNSYLVANIA MUNICIPAL BOND
                   THESE FUNDS SEEK TO PROVIDE INCOME THAT                           [SQUARE BULLET] NEW JERSEY MUNICIPAL BOND
                   IS GENERALLY EXEMPT FROM INCOME TAX,
                   WHILE PRESERVING CAPITAL.

           STABILITY                                                                 [SQUARE BULLET] TREASURY RESERVE
                                                                                     [SQUARE BULLET] CASH RESERVE
           MONEY MARKET FUNDS SEEK GREATER SAFETY                                    [SQUARE BULLET] TAX-FREE RESERVE
           AND STABILITY OF PRINCIPAL WHILE
           PROVIDING INCOME.

 LOWER                                                                    HIGHER
RETURN                                                                    RETURN


                              RISK/RETURN SPECTRUM

FUND
DESCRIPTIONS


JUNE 30, 1997
[SQUARE BULLET]  EQUITY (STOCK) FUNDS

INVEST PRIMARILY IN SECURITIES SUCH AS COMMON STOCKS. THESE FUNDS SEEK MAXIMUM LONG-TERM GAINS THROUGH CAPITAL APPRECIATION.

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] EQUITY         Seeks to achieve price and yield         ...results substantially in line with the performance
                INDEX FUND     performance similar to the S&P 500       of the stock market as a whole.
                               Composite Index.

[SQUARE BULLET] CORE EQUITY    Seeks growth of capital by investing     ...growth of capital and is willing to take higher
                FUND           primarily in a diversified portfolio     risk for potentially higher returns.
                               of common stocks.

[SQUARE BULLET] GROWTH         Seeks growth of capital and an           ...capital appreciation and is willing to take higher
                EQUITY FUND    increasing flow of dividends from        risk for potentially higher returns.
                               a diversified portfolio of common
                               stocks.

[SQUARE BULLET] SPECIAL        Seeks capital growth by investing        ...growth of capital and is willing to take higher risk
                EQUITY FUND    principally in a diversified             and experience greater volatility for potentially higher
                               portfolio of common stocks.              returns.

[SQUARE BULLET] INTERNATIONAL  Seeks long-term growth of capital        ...growth  of capital  and is willing to assume the
                GROWTH FUND    by investing in a portfolio of           additional risks inherent in foreign investing in
                               common stocks diversified by country     exchange for potentially higher returns.
                               and industry.


                                 [SQUARE BULLET] COREFUND FAMILY OF MUTUAL FUNDS
[SQUARE BULLET] BALANCED FUND

INVESTING IN BOTH COMMON STOCKS AND FIXED INCOME. THIS FUND SEEKS TO PROVIDE TOTAL RETURN WHILE PRESERVING CAPITAL.

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] BALANCED FUND  Seeks to provide total return while      ...participation in a diversified portfolio program
                               preserving capital.                      that is continuously and professionally managed and is
                                                                        willing to take higher risk for potentially higher returns.

[SQUARE BULLET] FIXED INCOME (BOND) FUNDS
INVEST PRIMARILY IN INTEREST-PAYING SECURITIES ISSUED BY THE U.S. GOVERNMENT AND
ITS AGENCIES AS WELL AS CORPORATE BONDS AND COMMERCIAL  PAPER.  THESE FUNDS SEEK
TO PROVIDE A REGULAR STREAM OF CURRENT INCOME.

[SQUARE BULLET] SHORT TERM     Seeks consistent current income          ...higher yield than can be expected from either cash
                INCOME FUND    and relative stability of principal by   management funds or other short-term investments,
                               investing primarily in a diversified     but with less volatility than most longer-term bond funds.
                               portfolio of investment-grade debt
                               securities with remaining maturities
                               of three years or less.

[SQUARE BULLET] SHORT-         Seeks consistent current income by       ...higher yield than can be expected from other
                INTERMEDIATE   investing principally in a               short-term investments but without the wide swings
                BOND FUND      diversified portfolio of debt            normally attributable to long-term bond funds.
                               securities with an average weighted
                               maturity of two to five years.

FUND
DESCRIPTIONS
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] FIXED INCOME (BOND) FUNDS (CONTINUED)

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] GOVERNMENT     Seeks to provide current income while    ...investment performance and can tolerate the risk
                INCOME FUND    preserving principal value and           from an actively managed portfolio of taxable fixed-income
                               maintaining liquidity.                   securities without credit risk.

[SQUARE BULLET] BOND FUND      Seeks to maximize long-term total        ...investment performance and can tolerate the associated
                               return by investing principally in a     risk from an actively managed  portfolio of taxable fixed
                               diversified portfolio of debt            income securities.
                               securities.

[SQUARE BULLET] GLOBAL         Seeks to provide capital appreciation    ...capital appreciation and current income over the
                BOND FUND      and current income through investment    long term, and is willing to assume the additional
                               in fixed income securities of the        risks of foreign investing for potentially higher returns,
                               United States and foreign issuers.       and seeks benefits of international diversification.


[SQUARE BULLET] TAX-EXEMPT INCOME FUNDS
INVEST IN GENERAL  OBLIGATION BONDS,  REVENUE BONDS, AND MUNICIPAL NOTES, ALL OF
WHICH FINANCE PUBLIC WORKS AND SERVICES. THESE FUNDS SEEK TO PROVIDE INCOME THAT
IS  GENERALLY  EXEMPT FROM  FEDERAL  INCOME TAX AND IN SOME CASES FROM STATE AND
LOCAL TAXES.

[SQUARE BULLET] INTERMEDIATE   Seeks a high level of income exempt      ...a conservative investment and seeks after-tax
                MUNICIPAL      from federal income tax consistent       yields while protecting principal.
                BOND FUND      with the preservation of capital.

[SQUARE BULLET] PENNSYLVANIA   Seeks a high level of current income,    ...a moderate rate of tax-free income with less price
                MUNICIPAL      consistent with the preservation of      volatility than long-term municipal bonds and the
                BOND FUND      capital, that is exempt from PA state    enhanced  investment  performance of an actively managed
                               and local personal income tax.           portfolio of tax-free securities.


                                 [SQUARE BULLET] COREFUND FAMILY OF MUTUAL FUNDS


                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] NEW JERSEY     Seeks a high level of current income     ...a moderate rate of tax-free income with less price
                MUNICIPAL      consistent with the preservation of      volatility than long-term municipal bonds and the
                BOND FUND      capital, that is exempt from New Jersey  enhanced  investment  performance of an actively managed
                               state and local personal income tax.     portfolio of tax-free securities.

[SQUARE BULLET] MONEY MARKET FUNDS
INVEST PRIMARILY IN QUALITY SHORT-TERM SECURITIES OF THE U.S. GOVERNMENT AND ITS
AGENCIES,  COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND REPURCHASE AGREEMENTS.
THESE FUNDS SEEK TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00 WITH INCOME VARYING
ACCORDING TO MARKET CONDITIONS AND INTEREST RATES.  HOWEVER,  MONEY MARKET FUNDS
ARE NOT  INSURED  OR  GUARANTEED  BY THE U.S.  GOVERNMENT,  AND  THERE CAN BE NO
ASSURANCE  THAT THESE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF
$1.00.

[SQUARE BULLET] TREASURY       Seeks current income with liquidity      ...liquidity of assets, current income, and
                RESERVE        and stability of principal, with         stability of principal.
                               investments exclusively in U.S.
                               Treasury obligations.

[SQUARE BULLET] CASH RESERVE   Seeks current income with liquidity      ...liquidity of assets, current income, and
                               and stability of principal.              stability of principal.

[SQUARE BULLET] TAX-FREE       Seeks current income that is exempt      ...current income exempt from federal income taxes,
                RESERVE        from regular  income tax with            stability of principal, and liquidity of assets.
                               liquidity and stability of principal.

CORESTATES
INVESTMENT
ADVISERS'
REVIEW

JUNE 30, 1997

                                ABOUT CORESTATES
                              INVESTMENT ADVISERS
                                     (CSIA)

[SQUARE BULLET] INVESTMENT MANAGERS FOR THE
                COREFUND FAMILY OF MUTUAL
                FUNDS.

[SQUARE BULLET] MANAGING MORE THAN $17.6
                BILLION IN ASSETS, INCLUDING NEARLY
                $4 BILLION IN COREFUNDS.

[SQUARE BULLET] AN AFFILIATE OF CORESTATES
                FINANCIAL CORP, ONE OF THE
                NATION'S LARGEST AND MOST
                RESPECTED BANKING INSTITUTIONS.

[SQUARE BULLET] DEDICATED TO PROVIDING ITS
                INVESTORS WITH PROFESSIONAL
                INVESTMENT MANAGEMENT.

[SQUARE BULLET] SERVING THE NEEDS OF INSTITUTIONS,
                CORPORATIONS, MUNICIPALITIES, AND
                INDIVIDUAL INVESTORS.

[SQUARE BULLET] SUPPORTING YOU WITH INVESTMENT
                EXPERTISE FOR THE LONG TERM.


                           COREFUND INVESTMENT REVIEW

         We are pleased to report another solid year of investment returns for the CoreFund Family of Mutual Funds. Taking advantage of a strong U.S. economy and generally favorable conditions throughout the world, the Fund managers produced overall positive returns for equity, fixed income, and money market fund shareholders for the fiscal year ending June 30, 1997.
         In the first quarter, real Gross Domestic Product (GDP) grew at an annual rate of 5.9%, reducing unemployment and raising personal incomes and corporate profits. Despite market forecasts and Federal Reserve expectations, inflation remained low. This combination of strong economic growth and low inflation remains the basis for continued strength in U.S. stock prices.
         While long term interest rates rose modestly in the last six months, they have remained fairly steady in recent quarters. This pattern has provided investors with adequate, though hardly spectacular returns. After a slight (.25%) increase in the closely watched Federal funds rate engineered by the Federal Reserve in March, short-interest rates have been steady. No additional Federal Reserve actions are expected for some time.
     International markets have generally followed the bullish tone set in the U.S., with equity prices higher in most markets. Interest rates in international markets were relatively stable, but the stronger U.S. dollar hurt returns for dollar-based investors.

     [BAR GRAPH DEPICTING CAPITAL MARKET RETURNS]
                CAPITAL MARKET RETURNS
                 (% OF TOTAL RETURN)
         FULL YEAR (6/96-6/97)     FIRST SIX MONTHS `97
DJIA     38.61                     20.12
S&P 500  34.68                     20.60
SBBI      8.15                      3.06
JPMGB     9.28                      4.02
EAFE     12.85                     11.21
DJIA = DOW JONES INDUSTRIAL AVERAGE
S&P 500 = STANDARD & POOR'S COMPOSITE INDEX
SBBI = SALOMON BROTHERS BROAD BOND INDEX
JPMGB = JP MORGAN GLOBAL BOND INDEX, US$ HEDGED
EAFE = MORGAN STANLEY EUROPE, AUSTRALIA AND FAR EAST INDEX

                                                        [SQUARE BULLET] COREFUND

                                  EQUITY REVIEW


     For the first six months of the calendar year 1997 (the last six months of the Funds' fiscal year), the U.S. stock market continued to build on one of the greatest bull markets in history. The large capitalization S&P 500 Index (S&P) produced a return of 20.6%, after an 11.7% return in the prior six months. For the full fiscal year ended June 30, 1997, the S&P showed a total return of 34.7%.
         Although larger stocks, represented by the S&P, significantly outperformed the broader market, mid-cap and small cap stocks reported more modest returns. The Russell 3000 Equal Weighted Index, which includes mid-cap and small cap stocks, produced returns of 11.2% and 17.0% over the six and twelve month periods, respectively.
         U.S. stock prices continue to benefit from low inflation, stable interest rates, and strong profit growth. As long as these positive factors continue, the market should prove resistant to any sustained selling pressure, as was shown following the market's weakness in March and early April.

[PHOTO OF MARK E. STALNECKER, CHAIRMAN CSIA]

[LINE GRAPH DEPICTING CHANGES IN THE YIELD CURVE]



                          BOND AND MONEY MARKET REVIEW
     After falling slightly in the first six months of the Funds' fiscal year, long-term Treasury rates rose modestly in the first half of 1997. The increase in the target Federal funds rate from 5.25% to 5.5% in March was a response by Federal Reserve policy makers to the strong economic growth experienced in the first quarter of 1997 and fears of accelerating inflation.

                                                                     (CONTINUED)

CORESTATES
INVESTMENT
ADVISERS'
REVIEW
(CONCLUDED)

JUNE 30, 1997

However, subsequent slowing in growth and subdued inflation reassured investors, and long-term rates fell from their early 1997 levels to end June only slightly higher than they had been at the end of 1996.
         For the Funds' full year, longer-term rates declined. The total return for fixed income assets, as measured by the Salomon Brothers Broad Bond Index, was 8.1%. Returns for the Index for the last half of the Funds' fiscal year were 3.1%. With the positive current inflation trends, interest rates should remain relatively stable, and some further decline in long-term rates is possible.

           [BAR GRAPH DEPICTING STOCKS -- INTERNATIONAL VS. DOMESTIC]
                      STOCKS -- INTERNATIONAL VS. DOMESTIC
                       (% OF TOTAL RETURN AS OF 6/30/97)
                                      S&P 500    EAFE
                             1 YR.    34.68      12.85
                             2 YR.    30.26      13.06
                             3 YR.    28.83       9.13
                             4 YR.    21.34      11.05
                             5 YR.    19.75      12.83
S&P 500 = STANDARD & POOR'S 500 COMPOSITE INDEX
EAFE = MORGAN STANLEY EUROPE, AUSTRALIA AND FAR EAST INDEX

                              INTERNATIONAL REVIEW

     International markets continue to underperform the United States. For the Funds' full fiscal year ended June 30, 1997, international equity returns (measured in U.S. dollars) on the Morgan Stanley EAFE Index were 12.9%. Most of this return (11.2%) was generated in the last six months, following weaker returns in 1996.
     Foreign markets were generally strong in local currency terms and the Japanese market, while weak over the full year, began to show signs of strength late in the period amid uncertainties regarding European common currency developments. However, strength in the dollar certainly had a negative impact on equity returns for dollar-based investors.

                             OVERALL MARKET OUTLOOK
         Consistent strong economic fundamentals are cause for optimism about the overall investment outlook, although with stock prices at current valuations, the market is vulnerable to negative surprises. The surprise could be higher inflation or possibly lower growth, led by earnings disappointments. But even with this note of caution, longer-term demographic trends and worldwide economic competition continue to provide an excellent backdrop for investors.

                                                       [SQUARE BULLET] CORE FUND
[GRAPHIC OF POINTER]

         As we have always recommended, the best course of action is to stay with your long-term investment plan. Although future returns may not match the returns seen in the past decade, this approach should reward investors with solid long-term real returns that approximate historical averages.
         Thank you for investing in the CoreFund Family of Mutual Funds. As always, we are committed to providing you with strong returns as we work to help you meet your investment objective.


                                                  /S/ SIGNATURE
                                                  MARK E. STALNECKER
                                                  CHAIRMAN, CSIA

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE

JUNE 30, 1997

                            COREFUND EQUITY MANAGERS
                                  LARY AASHEIM
                                  EQUITY INDEX
                                 STEPHEN DALTON
                           GROWTH EQUITY AND BALANCED


                              (MANAGERS NOT SHOWN)

                                  JOSEPH STOCKE
                          CORE EQUITY & SPECIAL EQUITY
                                 MICHAEL GIBSON
                               MARTIN CURRIE, INC.
                                       AND
                                 BEVERLY HENDRY
                                ABERDEEN MANAGERS
                              INTERNATIONAL GROWTH

                   [PHOTO OF LARY AASHEIM AND STEPHEN DALTON]

                                                        [SQUARE BULLET] COREFUND

[SQUARE BULLET] EQUITY INDEX FUND
[GRAPHIC OF POINTER]
                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 34.44% after expenses for the year ending
                June 30, 1997.
[SQUARE BULLET] The Fund's benchmark, the S&P 500 Composite Index (S&P 500), returned 34.68% for the same period.
[SQUARE BULLET] Assets in the Fund grew 47.9% from $166.3 million to $245.9 million during the year.

                                   COMMENTARY
The CoreFund Equity Index Fund is a good alternative for investors who want to invest in stocks, but don't want the risks associated with a specific equity management style. The Fund strives to be a pure mirror of the S&P 500 Index. Working toward this goal, we invest in approximately 430 of the stocks included in the Index.
         The factors that influence the Fund's ability to track index performance are cash management and transaction cost management. We tightly manage the Fund's cash portion to greatly increase its ability to track the index.
         We take advantage of opportunities to keep transaction costs as low as possible at all times because they can have a negative impact on performance. Over the past year, we have improved the Fund's ability to track the index, and produce positive returns for investors. As an index fund, the Fund is not managed in terms of market conditions. However, our outlook for the coming months is for a stable, low interest rate environment and reasonable economic growth. These conditions should prove to be healthy for the S&P 500 Index and therefore encouraging for the Fund's performance.
[SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  ----------------------------------------
                   1 YEAR  5 YEAR  10 YEAR
  ----------------------------------------
  CLASS A             SYNTHETIC YIELDS
  CLASS Y          34.44%  18.90%  13.43%
  CLASS A W/O LOAD 34.37%  18.89%  13.42%
  CLASS A W/LOAD   26.97%  17.55%  12.79%
  ----------------------------------------

    [LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,00 INVESTMENT] COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                           2/28/95    6/85    6/86    6/87    6/88    6/89
EQUITY INDEX CLASS Y       10,000     10,867  14,507  17,828  16,248  19,238
EQUITY INDEX CLASS A        9,450     10,270  13,709  16,847  15,354  18,180
   (SYNTHETIC)
S&P 500 COMPOSITE INDEX    10,000     10,742  14,590  18,262  16,996  20,481


                           6/90    6/91    6/92     6/93    6/94    6/95    6/96    6/97
EQUITY INDEX CLASS Y       21,906  23,498  26,450   29,727  29,891  37,199  46,755  62,858
EQUITY INDEX CLASS A       20,701  22,206  24,995   28,092  28,247  35,153  44,184  59,369
   (SYNTHETIC)
S&P 500 COMPOSITE INDEX    23,852  25,610  29,052   33,005  33,461  42,171  53,127  71,551

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE IS NOT PREDICTIVE OF
  FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING
  OCTOBER 9, 1996. THE PERFORMANCE SHOWN FOR EQUITY INDEX PORTFOLIO CLASS A SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE
  OF 5.50% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE EQUITY INDEX PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 14, 1985, AS A PREDECESSOR FUND WHICH WAS ACQUIRED JUNE 1, 1991, BY COREFUNDS, INC.

                                EQUITY INDEX FUND
                                ----------------

                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 14, 1985
                                 PORTFOLIO SIZE:
                                 $245.9 MILLION
                               SHARES OUTSTANDING:
                            6,576,837 (Y&A COMBINED)

                                TOP FIVE HOLDINGS
                                ----------------
                             (% OF FUND INVESTMENTS)

                                GENERAL ELECTRIC
                                      3.2%
                                    COCA-COLA
                                      2.6%
                                    MICROSOFT
                                      2.3%
                                      EXXON
                                      2.3%
                                 MERCK & COMPANY
                                      1.9%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

                                CORE EQUITY FUND
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 28, 1990
                                 PORTFOLIO SIZE:
                                 $531.1 MILLION
                               SHARES OUTSTANDING:
                            25,155,234 (Y&A COMBINED)

                                TOP FIVE HOLDINGS
                                ----------------
                             (% OF FUND INVESTMENTS)

                                    WORLDCOM
                                      4.5%
                             AIRTOUCH COMMUNICATIONS
                                      4.4%
                               LILLY ELI & COMPANY
                                      3.3%
                                GENERAL ELECTRIC
                                      2.9%
                                      IBM
                                      2.7%

[SQUARE BULLET] CORE EQUITY FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 33.10% after expenses for the year ending
                June 30, 1997.
[SQUARE BULLET] The Fund's benchmark, the S&P 500 Index, returned 34.68% for the same period.
[SQUARE BULLET] Assets in the Fund grew 24.7% from $426.0 million to $531.1 million during the year.

                                   COMMENTARY
Throughout the year, the CoreFund Core Equity Fund produced positive results for shareholders while slightly underperforming its benchmark. With interest rates and inflation rates stable, the Fund benefited from overall strong performance in the technology sector. Although technology experienced a correction in December of 1996, the Fund gained in this area for the year due to superior stock selection and the sector's overperformance during the second quarter of 1997.
         We continued our overweighting in IBM. Microsoft and Intel were also strong contributors. And, we benefited from our holdings in Lucent, a company spun off from AT&T that supplies equipment to telecommunications companies.
         Healthcare stocks also contributed to the Fund's performance, as we benefited from our holdings in Lilly Eli. In contrast, although underweighted in this area, the Fund was hurt by poor performance in the utilities sector.

  AVERAGE ANNUAL TOTAL RETURN1
  ------------------------------------------------
                       1 YEAR   5 YEAR   INCEPTION
  ------------------------------------------------
  CLASS Y (SYNTHETIC)  33.10%   18.74%   18.03%
  CLASS A W/O LOAD     32.74%   18.64%   17.96%
  CLASS A W/LOAD       25.41%   17.31%   17.06%
  ------------------------------------------------

   [LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,00 INVESTMENT]

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                         2/28/90    6/90    6/91    6/92    6/93    6/94    6/95    6/96    6/97
CORE EQUITY CLASS Y      10,000     10,964  11,978  14,285  16,109  16,352  19,814  25,338  33,725
   (SYNTHETIC)
CORE EQUITY CLASS A       9,450     10,361  11,319  13,499  15,223  15,453  18,710  23,908  31,735
S&P 500 COMPOSITE INDEX  10,000     10,910  11,714  13,288  15,097  15,305  19,289  24,300  32,727

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS Y SHARES WERE OFFERED BEGINNING FEBRUARY 21, 1995. THE PERFORMANCE SHOWN FOR CORE EQUITY PORTFOLIO CLASS Y SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INDIVIDUAL CLASS A SHARES, WITHOUT THE MAXIMUM SALES CHARGE OF 5.50% FOR THE CLASS A SHARES. CLASS A SHARES OF THE CORE EQUITY PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 28, 1990.

     During the year, we saw positive performance in our consumer cyclical stock holdings, especially from General Nutrition, although the sector as a whole underper-

                                                       [SQUARE BULLET] CORE FUND

formed. Also, the impact of a strong U.S. dollar on multi-national companies made us cautious about certain drug and auto companies.

[GRAPHIC OF POINTER]

     Looking ahead, we expect the stock market to continue to be strong. Demographics are working in favor of the market as are low inflation, declining interest rates, a budget agreement which includes tax cuts, strong mutual fund cash flows, and robust corporate profits. We will continue our strategy of creating a diversified portfolio of large and mid-capitalization companies with strong fundamentals.
                                                                 [SQUARE BULLET]

[SQUARE BULLET] GROWTH EQUITY FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 21.67% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Lipper Growth Fund Index, returned
                25.57% for the same period. The S&P 500 Index returned 34.68% for the twelve months.
[SQUARE BULLET] Assets in the Fund grew 23.7% from $123.2 million to $152.4 million during the year.

                                   COMMENTARY
The CoreFund Growth Equity Fund, while slightly underperforming its benchmark, produced positive returns for investors. It was a mixed year of performance in its sector of the stock market. After turning in strong performance from June 30, 1996 through November of 1996, the Fund ran into difficulty toward the end of the first half of its fiscal year. Overweighted in technology stocks, it was impacted by a correction in the technology sector in December of 1996. The first quarter of 1997 was also volatile, as the market reacted to the first increase in the Federal Funds rate in two years.

                               GROWTH EQUITY FUND
                               ------------------
                                QUICK FUND FACTS
                               ------------------
                                 INCEPTION DATE:
                                FEBRUARY 3, 1992
                                 PORTFOLIO SIZE:
                                 $152.4 MILLION
                               SHARES OUTSTANDING:
                            9,878,488 (Y&A COMBINED)

                                TOP FIVE HOLDINGS
                               ------------------
                             (% OF FUND INVESTMENTS)

                                     ORACLE
                                      2.6%
                                      INTEL
                                      2.5%
                                   HOME DEPOT
                                      2.5%
                                  DAYTON HUDSON
                                      2.5%
                                   HALLIBURTON
                                      2.4%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] GROWTH EQUITY (CONTINUED)

[GRAPHIC OF POINTER]
         However, we maintained our position and the situation reversed. The Fund benefited from its positioning in the second quarter of 1997 and performance has been dynamic. The same overweighting in technology stocks that hurt the Fund earlier is now responsible for its recent outperformance.
         In addition to technology stocks, including such companies as Oracle, Cisco Systems, Microsoft, Intel, and Motorola, the Fund is well-diversified into other growth stock sectors. These sectors include healthcare, retail, consumer, and financial stocks. We remain committed to our strategy of investing in high quality, large-to-medium capitalization stocks of well-managed growth companies.

     Looking ahead, the outlook for the stock market remains very positive. Therefore, we're maintaining a fully invested position. We expect to see modest economic growth, almost non-existent inflation, and no need for the Federal Reserve to raise interest rates. We're also seeing some very strong corporate profits reports. In short, the current outlook for equities appears to be very encouraging.
                                                                 [SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------
                   1 YEAR  5 YEAR INCEPTION
  CLASS Y          21.67%  15.86%  11.90%
  CLASS A W/O LOAD 21.29%  15.62%  11.69%
  CLASS A W/ LOAD  14.65%  14.32%  10.53%
  -----------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                           2/28/92   6/92    6/93    6/94    6/95    6/96    6/97
GROWTH EQUITY CLASS Y      10,000    8,795   10,093   9,285  11,487  15,090  18,359
GROWTH EQUITY CLASS A
   (SYNTHETIC)              9,450    8,311    9,538   8,763  10,817  14,170  17,187
S&P 500 COMPOSITE INDEX    10,000    9,992   11,352  11,508  14,504  18,272  24,608
LIPPER GROWTH FUNDS INDEX  10,000    9,494   11,067  11,254  13,857  16,718  20,993

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING JANUARY 4, 1993. THE PERFORMANCE SHOWN FOR GROWTH EQUITY PORTFOLIO CLASS A SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.50% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE GROWTH EQUITY PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 3, 1992.

                                                        [SQUARE BULLET] COREFUND

[SQUARE BULLET] SPECIAL EQUITY FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 17.94% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Russell 3000 Equal Weighted Index, returned 17.03% for the same period.
[SQUARE BULLET] Assets in the Fund grew 14.7% from $64.8 million to $74.3 million during the year.

                                   COMMENTARY

During the last year, CoreFund Special Equity Fund produced positive results for shareholders while slightly outperforming its benchmark. The approach of this Fund is very issue-specific, relying on company fundamentals. We work to choose the very best stocks for the Fund, without concern for sector diversification.

[GRAPHIC OF POINTER]

         With interest rates and inflation rates stable, the Fund benefited from overall strong performance in the technology sector. Although technology experienced a correction in December of 1996, the Fund gained in this area for the year due to superior stock selection and the sector's overperformance during the second quarter of 1997.
         We continued our overweighting in IBM. Microsoft and Intel were also strong contributors. Another stock that has performed well for the Fund is Teradyne, a supplier of test equipment for the electronics industry. And, we benefited from our holdings in Lucent, a company spun off from AT&T that supplies equipment to telecommunications companies.
         Healthcare stocks also contributed to the Fund's performance. The Fund benefited from holdings in Guilford

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y (SYNTHETIC)   17.94%  25.29%   17.31%
  CLASS A W/O LOAD      17.73%  25.16%   17.20%
  CLASS A W/LOAD        11.25%  22.83%   15.22%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                           3/31/94   6/94      6/95     6/96      6/97
SPECIAL EQUITY CLASS Y
   (SYNTHETIC)             10,000    9,279    11,363    15,477    18,253
SPECIAL EQUITY CLASS A      9,450    8,769    10,735    14,605    17,194
FRANK RUSSELL 3000 INDEX
   (EQUALLY WEIGHTED)      10,000    9,645    11,773    14,711    17,216

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INSTITUTIONAL CLASS Y SHARES WERE OFFERED BEGINNING FEBRUARY 21, 1995. THE PERFORMANCE SHOWN FOR SPECIAL EQUITY PORTFOLIO CLASS Y SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INDIVIDUAL CLASS A SHARES, WITHOUT THE MAXIMUM SALES CHARGE OF 5.50% FOR THE CLASS A SHARES. CLASS A SHARES OF THE SPECIAL EQUITY PORTFOLIO COMMENCED OPERATIONS ON MARCH 15, 1994.

                               SPECIAL EQUITY FUND
                               -------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                 MARCH 15, 1994
                                PORTFOLIO SIZE:
                                 $74.3 MILLION
                              SHARES OUTSTANDING:
                            6,594,766 (Y&A COMBINED)

                               TOP FIVE HOLDINGS
                               -------------------
                             (% OF FUND INVESTMENTS)

                                     KUHLMAN
                                      2.2%
                                   SCIOS NOVA
                                      1.9%
                                    VDI MEDIA
                                      1.8%
                          EVEREST REINSURANCE HOLDINGS
                                      1.7%
                                      INTEL
                                      1.7%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] SPECIAL EQUITY (CONTINUED)

Pharmaceuticals, a biotechnology company focusing on new ways of delivering cancer drugs directly into tumors.
     During the year, we saw positive performance in our consumer cyclical stock holdings, especially from General Nutrition, although the sector as a whole underperformed. Also, the impact of a strong U.S. dollar on multi-national companies made us cautious about certain drug and auto companies.
     Looking ahead, we expect the stock market to continue to be strong. Demographics are working in favor of the market as are low inflation, declining interest rates, a budget agreement which includes tax cuts, strong mutual fund
cash flows, and robust corporate profits.                        [SQUARE BULLET]

[SQUARE BULLET] INTERNATIONAL GROWTH FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 15.43% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Morgan Stanley Capital International
                EAFE Index, returned 12.85% for the same period.
[SQUARE BULLET] Assets in the Fund grew 17.1% from $141.4 million to $165.6 million during the year.

[GRAPHIC OF POINTER]

                                   COMMENTARY
The CoreFund International Growth Fund outperformed its benchmark and provided healthy returns for investors. The Fund is co-managed by Martin Currie, Inc. (80% of Fund Assets) and Aberdeen Managers (20% of Fund Assets), providing the portfolio with an added level of diversification. Both managers do extensive research on individual companies throughout the world. By visiting over 2,000 companies a year from their international offices, they learn about each company's facilities, products, balance sheets, and management within the context of its local market and economy. A combination of micro and macro economic factors are considered when making buy and sell decisions for the Fund.

                                                        [SQUARE BULLET] COREFUND

                          INTERNATIONAL MARKET OVERVIEW

The UK market benefited from a stronger currency as the economy began experiencing an earlier recovery than the rest of Europe. Financial stocks dominated returns. However, there is concern about the continued strength of the sterling in the coming months and its impact on forecasts.
     The European markets made good progress throughout the period, although recovery is far behind North America. In spite of uncertainty over the European Monetary Union, the improved outlook for corporate profits pushed share prices up. Although this market is benefiting from corporate restructuring and an emphasis on shareholder value, for U.S. dollar-based investors, returns weren't as good as they were in local currency terms.
     The Japanese market suffered during the first six months of this period, but began to show signs of improvement at the beginning of 1997. Gains, however, have been aided greatly by the yen strengthening significantly on the back of possible interest rate rises. Companies which have already restructured and are competitive globally, such as in electronics, have performed well with increases in earnings.
     Among the Asia Pacific Region markets, Hong Kong remained the best of the major markets. Despite Hong Kong's hand over to China, there were many opportunities for strong returns. In contrast, Thailand, Malaysia, Korea, and Singapore were consistently disappointing throughout the year.


  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  5 YEAR  INCEPTION
  CLASS Y               15.43%  11.87%    9.57%
  CLASS A W/O LOAD      15.09%  11.67%    9.44%
  CLASS A W/LOAD         8.78%  10.42%    8.60%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                           2/28/90   6/90    6/91    6/92    6/93    6/94    6/95    6/96    6/97
INTERNATIONAL EQUITY
   CLASS Y                 10,000    10,985  10,688  11,210  12,562  14,611  14,581  17,018  19,644
INTERNATIONAL EQUITY
   CLASS A (SYNTHETIC)      9,450    10,381  10,100  10,594  11,907  13,824  13,758  16,034  18,453
MORGAN STANLEY MSCI EAFE
   INDEX                   10,000     9,814   8,682   8,626  10,375  12,138  12,341  13,980  15,776

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING JANUARY 4, 1993. THE PERFORMANCE SHOWN FOR INTERNATIONAL GROWTH PORTFOLIO CLASS A SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.50% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE INTERNATIONAL GROWTH PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 12, 1990.

                            INTERNATIONAL GROWTH FUND
                            -------------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                               FEBRUARY 12, 1990
                                PORTFOLIO SIZE:
                                 $165.6 MILLION
                              SHARES OUTSTANDING:
                            11,250,338 (Y&A COMBINED)

                                TOP FIVE HOLDINGS
                               -------------------
                             (% OF FUND INVESTMENTS)

                                    NOVARTIS
                                      2.2%
                                   MANNESMANN
                                      1.6%
                                 ROCHE HOLDINGS
                                      1.6%
                                    ROHM LTD
                                      1.6%
                                    ING GROUP
                                      1.5%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] INT'L GROWTH FUND (CONTINUED)

         Latin American markets, in particular Argentina and Brazil, were up nicely after the first six months of the period. Mexico also gained during the second half of 1996, but the gain was canceled out by the renewed weakness of the peso. In the second half of the period, strong rallies in the utility sectors of Brazil made it the strongest market in its region. Argentine and Mexican markets were also encouraged by stronger than expected economic growth.

                               MARTIN CURRIE, INC.
                              (80% OF FUND ASSETS )
Our investment approach is to invest in growth, but at the right price. During the year, the largest sector of our asset allocation model has been Europe, where we've invested more than half of all assets.
     Latin America, including Brazil and Mexico, proved to be the best performing sector for the period producing returns of about 45%. We've seen a lot of privatization in these countries, particularly in utilities, from which the Fund has benefited. After a dramatic Latin American recovery, however, we have taken profits ahead of elections in Mexico and Brazil. We also have a very small, but strong performing, portion in cash in the Middle East.
         Going forward, we are confident of continued favorable conditions in Hong Kong in spite of its hand over to China. We will continue to underweight or avoid the markets of Thailand, Korea, and Malaysia due to weak conditions.
         Although Japan had a difficult first half of the period, it has been recovering nicely over the last six months. We've invested in a very focused group of world class consumer electronics companies in Japan such as Sony, Hitachi, and Canon, giving us the ability to produce high returns atypical of the Japanese market as a whole. We will continue to maximize opportunities in this market.

                                ABERDEEN MANAGERS
                              (20% OF FUND ASSETS)
Throughout the year, we remained underweighted in Japan, which benefited the portfolio due to that country's weak performance during the early part of the period. We have recently seen volatility in the world markets, and we expect this trend to increase. We also expect to see volatility in the currency

                                                        [SQUARE BULLET] COREFUND

markets as Europe moves toward one currency. We're closely watching Hong Kong since its hand over to China, looking for opportunities. The Far East should begin to outperform as conditions there are excellent for growth. Looking ahead, although the international markets have generally underperformed the U.S. over the last few years, we believe the cycle is now beginning to turn around.
                                                                 [SQUARE BULLET]
[SQUARE BULLET] BALANCED FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 16.44% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmarks, the S&P 500 Index returned 34.68% and the Lehman Brothers Intermediate Government/Corporate Bond Index returned 7.23% for the same period, respectively.
[SQUARE BULLET] Assets in the Fund grew 11.5% from $105.7 million to $117.8 million during the year.

                                   COMMENTARY
The CoreFund Balanced Fund produced positive returns for investors for the one year period ending June 30, 1997. Throughout the year, the Fund had mixed performance as it shifted its equity sector weightings to a more advantageous position.
[GRAPHIC OF POINTER]
         On the equity side, we began the period by decreasing the Fund's exposure to financial stocks while increasing its energy holdings. This hurt performance as a post election rally in the market produced high returns in the financial sector. Also, volatility in the Fund's technology and communica-

                                  BALANCED FUND
                                  -------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                JANUARY 4, 1993
                                PORTFOLIO SIZE:
                                 $117.8 MILLION
                              SHARES OUTSTANDING:
                            8,717,507 (Y&A COMBINED)

                            TOP FIVE EQUITY HOLDINGS
                            -------------------------
                             (% OF FUND INVESTMENTS)

                                 WARNER LAMBERT
                                      1.3%
                          HEALTH MANAGEMENT ASSOCIATES
                                      1.3%
                                   PEOPLESOFT
                                      1.2%
                                     ORACLE
                                      1.2%
                                  DAYTON HUDSON
                                      1.2%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] BALANCED FUND (CONTINUED)

tions services holdings had a negative impact late in 1996.
       The situation reversed during the first quarter 1997 correction, when the overweighted technology sector generated superior returns relative to the market. We then increased the Fund's holdings in the financial sector toward a market weighting and decreased energy holdings. These trends continued through the second quarter of 1997. In addition, holdings in the capital goods and healthcare sectors continued to post strong returns, while large capitalization, predictable growth stocks resumed market leadership.
     On the fixed income side of the portfolio, we shortened duration during periods of price strength from 10 years to about 51/2 years, bringing it closer to the index. We also worked to add income during periods of price weakness.
         Looking ahead, the Fund is now in a strong position both on the equity side and the fixed income side in light of current market conditions. We do not foresee economic conditions changing in the next six months, although we continue to look for signs to the contrary. We continue to favor stocks of companies which are generating accelerating earnings momentum and positive earnings surprises, as well as improved earnings prospects. In contrast, we intend to avoid new purchases of bonds, as we anticipate stable to gently falling interest rates through the calendar year end. [SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               16.44%  17.01%   12.01%
  CLASS A W/O LOAD      16.15%  16.70%   11.56%
  CLASS A W/LOAD         9.79%  14.51%   10.10%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                          1/31/93    6/93    6/94    6/95    6/96    6/97
BALANCED CLASS Y          10,000     10,478  10,309  11,980  14,185  16,517
BALANCED CLASS A
   (SYNTHETIC)             9,450      9,899   9,715  11,254  13,294  15,441
S&P 500 COMPOSITE
   INDEX                  10,000     10,399  10,543  13,287  16,739  22,544
LEHMAN INTERMEDIATE
   GOVERNMENT-CORPORATE
   INDEX                  10,000     10,419  10,392  11,468  12,042  12,912

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING MARCH 16, 1993. THE PERFORMANCE SHOWN FOR BALANCED PORTFOLIO CLASS A SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.50% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE BALANCED PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1993.

                                                        [SQUARE BULLET] COREFUND

                         COREFUND FIXED INCOME MANAGERS

                                 (LEFT TO RIGHT)

                                  JOSEPH BAXTER
                        INTERMEDIATE, PA & NJ MUNI BONDS
                                   DAN TAYLOR
                             SHORT-INTERMEDIATE BOND
                                  BRIAN SNYDER
                            MUNICIPAL BOND SPECIALIST
                                   JOHN ACKLER
                                SHORT TERM INCOME
                                WILLIAM LAWRENCE
                            GOVERNMENT INCOME & BOND


                               (MANAGER NOT SHOWN)
                                 GEORGE MCNEILL
                                   GLOBAL BOND

               [PHOTO OF JOSEPH BAXTER, DAN TAYLOR, BRIAN SNYDER,
                         JOHN ACKLER, WILLIAM LAWRENCE]

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997
                             SHORT TERM INCOME FUND
                             -----------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                  MAY 15, 1995
                                PORTFOLIO SIZE:
                                 $37.5 MILLION
                              SHARES OUTSTANDING:
                            3,762,789 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   1.0 YEARS

                             QUALITY DIVERSIFICATION
                                   [PIE CHART]
                                     AAA 55%
                                      AA 4%
                                      A 19%
                                     BBB 10%
                                    OTHER 12%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 5.82% net of fees for the year ending
                June 30, 1997.
[SQUARE BULLET] The Fund's benchmark, the Merrill Lynch 1-year Treasury Bill
                Index, had a gross return of 6.18% for the same period. [SQUARE BULLET] Assets in the Fund grew 24.6% from $30.1 million to $37.5 million during the year.

                                   COMMENTARY
Despite slightly underperforming its benchmark, the CoreFund Short Term Income Fund provided money market investors with positive returns for the year. During the period, the average weighted maturity of the Fund was about one year, toward the shorter end of its range of three years or less.
     During the first six months of the period, the Federal funds rate remained unchanged. However, the market experienced some short-term interest rate volatility as concerns about inflation fueled fears that the Federal Reserve would raise interest rates. By September, evidence of a softer economy quieted these fears and rates dropped significantly.
     The first quarter of 1997 again found short-term income securities trading on expectations of an upward interest rate move. In March, the interest rate was increased followed by the influx of enormous tax receipts in April and May. With the treasury flush with cash, action was taken to reduce the auction sizes of several Treasury issuances reducing supply for the remainder of the period.
     Throughout this cycle, a laddered maturity approach was maintained, exposing the portfolio all along the yield curve. This

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR    INCEPTION
  CLASS Y               5.82%     5.42%
  CLASS A W/O LOAD      5.59%     5.07%
  CLASS A W/LOAD        2.19%     3.43%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                         5/31/95   6/95    6/96    6/97
SHORT-TERM INCOME
   FUND CLASS Y          10,000    10,046  10,534  11,147
SHORT-TERM INCOME
   FUND CLASS A           9,450     9,718  10,160  10,728
MERRILL LYNCH 1-YEAR
   TREASURY BILL INDEX   10,000    10,057  10,615  11,271

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. CLASS Y SHARES WERE OFFERED BEGINNING
  MAY 15, 1995 AND CLASS A SHARES WERE OFFERED BEGINNING MAY 17, 1995. THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 3.25%.

                                                        [SQUARE BULLET] COREFUND

strategy helps to neutralize interest rate risk and is a great way to achieve better yields due to representation at the higher end of the yield curve.
         In addition, our floater and asset-backed positions were increased slightly as a hedge against higher interest rates. This technique produces a more constant yield.
     Looking ahead, we intend to keep a disciplined laddered approach to Fund management. We will continue to work to neutralize interest rate risk and duration rate risk as we concentrate on yield. We believe that it will take a while for technical factors, such as treasury supply, to change. In terms of the economy, although we think there still may be another interest rate hike somewhere on the horizon, the economic data is simply too good for the market to
change much in the near future.                                  [SQUARE BULLET]

[SQUARE BULLET] SHORT-INTERMEDIATE BOND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 6.90% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Merrill Lynch 1-5 year Treasury
                Index, returned 6.70% for the same period.
[SQUARE BULLET] Assets in the Fund grew 1.8% from $162.9 million to $165.9 million during the year.

                                   COMMENTARY
The CoreFund  Short-Intermediate  Bond Fund  provided  investors  with  positive returns for the year while slightly outperforming its benchmark. The Fund benefited from overweighted positions in asset-backed securities and Yankee securities. Underweighting in corporate bonds, treasuries, and a slight underweighting in mortgages has been the Fund's position throughout the period. We work to add value through security selection and sector allocation, striving to invest in the right sectors, as well as the right securities and companies.
     Overall, the bond market was surprisingly stable over the past twelve months. The Federal Reserve Board raised interest

                          SHORT-INTERMEDIATE BOND FUND
                          ----------------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                FEBRUARY 3, 1992
                                PORTFOLIO SIZE:
                                 $165.9 MILLION
                              SHARES OUTSTANDING:
                            16,882,464 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   4.4 YEARS

                             QUALITY DIVERSIFICATION
                                   [PIE CHART]
                                     AAA 71%
                                      AA 2%
                                      A 10%
                                     BBB 8%
                                      BB 3%
                                  NOT RATED 2%
                                    OTHER 4%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] SHORT-INTERMEDIATE (CONTINUED)

rates once during the period, but there was a modest rally across the yield curve. Volatility was very low in the marketplace.
         In terms of the economy, although we think there still may be another interest rate hike somewhere on the horizon, the economic data is simply too good for the market to change much in the near future.
     In this environment, the Fund will work to add value by continuing to emphasize its yield advantage with corporate, mortgage-backed, and asset-backed securities. And we continue to see potential in asset-backed securities and Yankee securities. Although duration has been somewhat longer than the Fund's 21/2 year target, we anticipate scaling back duration to be neutral with our
benchmarks as we move forward.                                   [SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  5 YEAR  INCEPTION
  CLASS Y               6.90%   5.51%   5.56%
  CLASS A W/O LOAD      6.64%   5.26%   5.34%
  CLASS A W/LOAD        3.15%   4.56%   4.69%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                           2/29/92    6/92    6/93    6/94    6/95    6/96    6/97
SHORT-INTERMEDIATE
   BOND CLASS Y            10,000     10,249  11,059  11,025  11,931  12,533  13,398
SHORT-INTERMEDIATE
   BOND CLASS A
   (SYNTHETIC)              9,675      9,916  10,700  10,641  11,487  12,037  12,836
MERRILL 1-5 YEAR SHORT-
   INTERMEDIATE TREASURY
   INDEX                   10,000     10,324  11,189  11,265  12,248  12,883  13,747
MERILL 1-3 YEAR SHORT-
   TERM TREASURY INDEX     10,000     10,284  10,961  11,138  11,999  12,651  13,483

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING JANUARY 4, 1993. THE PERFORMANCE SHOWN FOR SHORT-INTERMEDIATE BOND PORTFOLIO CLASS A SHARES (SYNTHETIC) PRIOR TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 3.25% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE SHORT-INTERMEDIATE BOND PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 3, 1992. WE HAVE CHANGED THE BENCHMARK FOR THIS FUND BECAUSE WE FEEL THE MERRILL LYNCH 1-5 YR. TREASURY INDEX MORE ACCURATELY REPRESENTS THE HOLDINGS OF THIS FUND.

                                                        [SQUARE BULLET] COREFUND

[SQUARE BULLET] GOVERNMENT INCOME FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 8.15% after expenses for the year ending
                June 30, 1997.
[SQUARE BULLET] The Fund's benchmark, the Salomon Brothers Broad Investment
                Grade Bond Index, also returned 8.15% for the same period. [SQUARE BULLET] Assets in the Fund grew 36.2% from $15.2 million to $20.7 million during the year.

                              [GRAPHIC OF POINTER]

                                   COMMENTARY
The CoreFund Government Income Fund produced positive results for its shareholders while matching its benchmark. The Fund's performance was helped significantly by an overweighting in mortgage-backed securities. Representing about 75% of the Fund's assets, mortgage-backed securities were a strong performing sector of the market. The balance of the Fund was in U.S. Treasury securities.
         Throughout the period, the Fund's duration management has been minimal. The Fund's average duration is typically 43/4 years. We went a little bit longer in the second half of 1996 which modestly helped Fund performance. During the first quarter of 1997, we shortened duration slightly, which helped performance during that period but took away from performance during the following quarter.
     The Fund emphasizes high income as a source of return for its investors, and it takes on no credit risks.
     Overall, the bond market was surprisingly stable over the past twelve months. The Federal Reserve Board raised interest rates once during the period, but there was a modest rally across the yield curve. Volatility was very low in the marketplace.

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               8.15%   7.47%   5.66%
  CLASS A W/O LOAD      7.88%   7.25%   5.21%
  CLASS A W/LOAD        4.41%   6.07%   4.37%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                              4/30/93   6/93    6/94    6/95    6/96    6/97
GOVERNMENT INCOME CLASS Y     10,000    10,235  10,098  11,134  11,589  12,534
GOVERNMENT INCOME CLASS A
   (SYNTHETIC)                 9,675     9,890   9,735  10,730  11,131  12,008
SOLOMON BROAD INVESTMENT-
   GRADE BOND INDEX           10,000    10,196  10,076  11,340  11,905  12,875
LEHMAN BROTHERS AGGREGATE
   BOND INDEX                 10,000    10,194  10,061  11,324  11,892  12,862

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING MAY 3, 1993. THE PERFORMANCE SHOWN FOR GOVERNMENT INCOME PORTFOLIO CLASS A SHARES (SYNTHETIC) PRIOR TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 3.25% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE GOVERNMENT INCOME PORTFOLIO COMMENCED OPERATIONS ON APRIL 1, 1993.

                             GOVERNMENT INCOME FUND
                             ----------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                 APRIL 1, 1993
                                PORTFOLIO SIZE:
                                 $20.7 MILLION
                              SHARES OUTSTANDING:
                            2,118,140 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   8.8 YEARS

                            MATURITY DIVERSIFICATION
                                   [PIE CHART]
                                 UNDER 1 YEAR 2%
                                  1-5 YEARS 22%
                                 6-10 YEARS 66%
                                OVER 20 YEARS 10%
                    MATURITY IN YEARS --% OF FUND INVESTMENTS

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] GOV'T INCOME (CONTINUED)

        Looking ahead, we've shortened duration a bit due to prepayment fears in the mortgage sector sparked by the second quarter rally. Overall, we plan to stay duration neutral to the market with an emphasis on yield. We plan to continue our emphasis on the mortgage sector, but we look to purchase mortgages with less prepayment exposure to avoid prepayment risk.
         We expect the economy to continue with low inflation and good growth throughout the third quarter of 1997, within the context of a tight labor market. However, if there is any rebound in retail spending, we believe there may be another rise in interest rates in the future and the yield curve will probably flatten. Volatility should remain generally low; therefore, we will maintain a neutral duration strategy with an emphasis on yield. [SQUARE BULLET]

[SQUARE BULLET] BOND FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 7.43% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Lehman Aggregate Bond Index returned
                8.16% for the same period.
[SQUARE BULLET] Assets in the Fund declined 8.0% from $199.9 million to $184.0 million during the year.

                                   COMMENTARY
During the last year, the CoreFund Bond Fund produced positive returns for investors while slightly underperforming its benchmark. Early in the period, we had an underweighting in mortgage-backed securities which helped the Fund's performance as the market rallied. We then added more mortgages, but were still underweighted when mortgages began to outperform the market in early 1997, which hurt the Fund's performance.

[GRAPHIC OF POINTER]
         An 8% to 10% overweighting in asset-backed securities helped significantly throughout the Fund's fiscal year. We also had an overall neutral weighting in the corporate bond sector with an overweight in the Yankee sector. And, we were overweighted in

                                                        [SQUARE BULLET] COREFUND

brokerage firm securities where we benefited from recent consolidations in that industry.
     The Fund performed well during the second half of 1996 with a duration neutral to the index. During the first half of 1997, we extended duration by about 3 months in the first quarter. This hurt our performance because when the market rallied in the second quarter, we were very early on duration. Right now, we are duration neutral.
     Overall, the bond market was surprisingly stable over the past twelve months. The Federal Reserve Board raised interest rates once during the period, but there was a modest rally across the yield curve. Volatility was very low in the marketplace. Lesser-rated corporate bonds were the top performers. Mortgages performed well in the first half of 1997 after slight underperformance in the second half of 1996. Asset-backed securities also performed well for the period.
     We expect the economy to continue with low inflation and good growth throughout the third quarter of 1997, within the context of a tight labor market. However, if there is any rebound in retail spending, we believe there may be another rise in interest rates in the future and then the yield curve would probably flatten. However, volatility should remain generally low, and therefore we will maintain a neutral duration strategy with an emphasis on yield.
     We will continue to overweight the asset-backed securities and the Yankee sectors. These are the two areas where we are seeing the most innovation from
issuers and, therefore, the most opportunities.                  [SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  5 YEAR  INCEPTION
  CLASS Y               7.43%   6.03%   7.73%
  CLASS A W/O LOAD      7.15%   5.91%   7.65%
  CLASS A W/LOAD        2.03%   4.88%   6.94%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                     2/28/90  6/90    6/91    6/92    6/93    6/94    6/95    6/96    6/97
BOND CLASS Y
   (SYNTHETIC)       10,000   10,266  11,279  12,883  14,254  13,946  15,403  16,078  17,272
BOND CLASS A          9,525    9,778  10,743  12,271  13,577  13,283  14,674  15,262  16,354
LEHMAN BROTHERS
   AGGREGATE BOND
   INDEX             10,000   10,373  11,482  13,095  14,639  14,447  16,261  17,076  18,470

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INSTITUTIONAL CLASS Y SHARES WERE OFFERED BEGINNING FEBRUARY 21, 1995. THE PERFORMANCE SHOWN FOR BOND PORTFOLIO CLASS Y SHARES (SYNTHETIC) PRIOR TO THAT DATE IS BASED ON THE PERFORMANCE OF INDIVIDUAL CLASS A SHARES, WITHOUT THE MAXIMUM SALES CHARGE OF 4.75% FOR THE CLASS A SHARES. CLASS A SHARES OF THE BOND PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 28, 1990.

                                    BOND FUND
                                    ---------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                               FEBRUARY 28, 1990
                                 PORTFOLIO SIZE:
                                 $184.0 MILLION
                               SHARES OUTSTANDING:
                            17,959,624 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   11.0 YEARS

                             QUALITY DIVERSIFICATION
                                     AAA 77%
                                      AA 1%
                                      A 7%
                                     BBB 10%
                                  NOT RATED 3%
                                    OTHER 2%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997
                                GLOBAL BOND FUND
                                ----------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                FEBRUARY 15, 1993
                                 PORTFOLIO SIZE:
                                  $34.8 MILLION
                               SHARES OUTSTANDING:
                            3,646,453 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                    8.7 YEARS

                             QUALITY DIVERSIFICATION
                                     AAA 68%
                                     AA 25%
                                      A 6%
                                  NOT RATED 1%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] GLOBAL BOND FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 6.18% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the J.P. Morgan Global Bond Index, returned 4.48% for the same period.
[SQUARE BULLET] Assets in the Fund grew 4.8% from $33.2 million to $34.8 million during the year.

                                   COMMENTARY
                              [GRAPHIC OF POINTER]
During the past year, the Global Bond Fund outperformed its benchmark, reporting positive performance for shareholders. For the year ending in June 1997, bond markets globally have done quite well. We have an environment where restrained growth is appearing around the world with seemingly no inflationary consequences. The bond markets have responded well to this structural change in the world. However, because of the strength of the dollar, the performance has not reflected this as well as we would like.
         During the first six months of the Fund's fiscal year, investors were uncertain about the strength of the U.S. economy. This is important because the performance of U.S. Treasuries has been setting the tone for other world bond markets.
         Also during this period, we saw volatility in parts of Europe in light of uncertainty about the European Monetary Union (EMU). In response to continued uneasiness about the EMU, all of the Fund's European

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               6.18%   7.99%   3.92%
  CLASS A W/O LOAD      5.92%   7.74%   3.65%
  CLASS A W/LOAD        0.92%   6.01%   2.23%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                          12/31/93    6/94     6/95    6/96     6/97
GLOBAL BOND CLASS Y       10,000      9,045    9,923   10,729   11,392
GLOBAL BOND CLASS A        9,525      8,595    9,418   10,147   10,748
J.P. MORGAN GLOBAL
   BOND INDEX             10,000      9,964   11,704   11,942   12,477
J.. MORGAN GLOBAL
   BOND INDEX, HEDGED     10,000      9,489   10,537   11,498   12,565

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. CLASS Y SHARES AND CLASS A SHARES WERE OFFERED BEGINNING FEBRUARY 15, 1993. THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 4.75%.

holdings are now hedged back to the dollar. We believe that European currency will continue to be weak in the coming months.
     The first half of 1997 brought the March interest rate increase in the U.S. We

                                                        [SQUARE BULLET] COREFUND

also saw strong employment numbers and rising average earnings implying the danger of further interest rate moves for the U.S. and the UK. In Europe, slow growth and the constraints of the EMU set the stage for higher interest rates. And, in Japan, while export growth was strengthening, domestic growth was inhibited.
     We see the next six months as a dangerous period for global bonds because any kick in inflation, no matter how small, may take the market by surprise, and the risk is that yields will go back up. We expect to see virtually all bond markets with higher yields over the next six months, and therefore, we are
continuing to keep a short maturity profile.                     [SQUARE BULLET]

[SQUARE BULLET] INTERMEDIATE MUNI BOND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 5.62% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Lehman Brothers 7-Year Municipal Bond
                Index, returned 7.05% for the same period.
[GRAPHIC OF POINTER]
[SQUARE BULLET] Assets in the Fund grew 42.9% from $1.4 million to $2.0 million during the year.

                                   COMMENTARY
During the year, the CoreFund Intermediate Municipal Bond Fund provided investors with positive returns, even though it underperformed its benchmark. The municipal bond market experienced slow economic growth during the first quarter of 1997. After a Federal Funds rate hike of .25% and tax exempt yields rose 25 to 30 basis points, the municipal market rallied along with the Treasury market in the second quarter. Yields fell 40 basis points across the municipal curve.
     In April, higher yields, the stock market sell-off, and a slowing economy drew investors into the muni marketplace. Demand soon outstripped bond supply. Also, April tax payments increased municipal cash,

                        INTERMEDIATE MUNICIPAL BOND FUND
                        --------------------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                  MAY 3, 1993
                                 PORTFOLIO SIZE:
                                  $2.0 MILLION
                               SHARES OUTSTANDING:
                             194,239 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                    7.1 YEARS

                             QUALITY DIVERSIFICATION
                                     AAA 68%
                                     AA 22%
                                      A 3%
                                  NOT RATED 4%
                                    OTHER 3%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] INTERMEDIATE MUNI (CONTINUED)

decreasing the need for new issues. As a result, a strong technical rally pushed yields down. Yields rose slightly in June as supply began to increase, creating a small window of opportunity for investors.
         We believe that interest rates will remain unchanged for at least the near future. We will remain focused on investing in tax-exempt municipal bonds maintaining an average weighted maturity of three to ten years. [SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               5.62%   5.31%   4.07%
  CLASS A W/O LOAD      5.36%   5.09%   3.81%
  CLASS A W/LOAD        1.97%   3.95%   2.98%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                          5/31/93    6/93    6/94    6/95    6/96    6/97
INTERMEDIATE TERM MUNI
   CLASS Y                10,000     10,124  10,097  10,660  11,165  11,793
INTERMEDIATE TERM MUNI
   CLASS A (SYNTHETIC)     9,675      9,782   9,732  10,259  10,719  11,293
LEHMAN 7-YEAR MUNICIPAL
   BOND INDEX             10,000     10,183  10,311  11,163  11,781  12,612

 1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. CLASS Y SHARES AND CLASS A SHARES WERE OFFERED BEGINNING MAY 3, 1993. THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 3.25%.

[SQUARE BULLET] PA MUNICIPAL BOND FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 7.92% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Lehman Brothers Pennsylvania Bond
                Index, returned 8.07% for the same period.
[SQUARE BULLET] Assets in the Fund grew 23.2% from $9.9 million to $12.2 million during the year.

                                   COMMENTARY
The CoreFund Pennsylvania Municipal Bond Fund almost equaled its benchmark performance for the year, providing investors with positive tax-free returns. The Fund benefited from an increase in AA rated bonds which added yield with minimal additional risk exposure. Also, by increasing the Fund's average maturity to the upper end of its 9-11 year range, we've enhanced returns.
         After outperforming their treasury counterparts during the second half of 1996, the municipal bond market experienced slow economic growth during the first quarter of 1997. After a Federal Funds rate hike of .25% and tax exempt yields rising 25

                                                        [SQUARE BULLET] COREFUND

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               7.92%   7.14%   6.90%
  CLASS A W/O LOAD      7.65%   6.88%   6.64%
  CLASS A W/LOAD        2.54%   5.15%   4.98%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                          5/31/94    6/94    6/95    6/96    6/97
PENNSYLVANIA MUNI BOND
   CLASS Y                10,000     9,913   10,656  11,298  12,193
PENNSYLVANIA MUNI BOND
   CLASS A                 9,525     9,429   10,112  10,695  11,513
LEHMAN BROTHERS MUTUAL
   FUND PA INDEX          10,000     9,946   10,828  11,505  12,433

 1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. CLASS Y SHARES AND CLASS A SHARES WERE OFFERED BEGINNING MAY 16, 1994. THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 4.75%.

to 30 basis points, the municipal market rallied along with the Treasury market in the second quarter. Yields fell 40 basis points across the municipal curve.
         In April, higher yields, the stock market sell-off, and a slowing economy drew investors into the muni marketplace. Demand soon outstripped bond supply. Also, April tax payments increased municipal cash decreasing the need for new issues. As a result, a strong technical rally pushed yields down. Yields rose slightly in June as supply began to increase, creating a small window of opportunity for investors. Looking ahead, we believe that interest rates will
remain unchanged for at least the near future.                   [SQUARE BULLET]

                        PENNSYLVANIA MUNICIPAL BOND FUND
                        --------------------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                  MAY 16, 1994
                                 PORTFOLIO SIZE:
                                 $12.2 MILLION
                               SHARES OUTSTANDING:
                            1,162,752 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   10.7 YEARS

                             QUALITY DIVERSIFICATION
                                     AAA 65%
                                     AA 19%
                                      A 6%
                                    OTHER 10%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997
                         NEW JERSEY MUNICIPAL BOND FUND
                         ------------------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                  MAY 16, 1994
                                 PORTFOLIO SIZE:
                                  $1.9 MILLION
                               SHARES OUTSTANDING:
                             184,608 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                    9.9 YEARS

                             QUALITY DIVERSIFICATION
                                     AAA 37%
                                     AA 27%
                                  NOT RATED 31%
                                    OTHER 5%

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] NJ MUNICIPAL BOND FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 6.70% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Lehman Brothers New Jersey Bond Index, returned 7.88% for the same period.
[SQUARE BULLET] Assets in the Fund grew 18.8% from $1.6 to $1.9 million during the year.

                                   COMMENTARY
The CoreFund NJ Municipal Bond Fund provided investors with positive tax-free returns for the year despite underperforming its benchmark. The Fund benefited from an extension of its average maturity which enhanced returns.
     After outperforming their treasury counterparts during the second half of 1996, the municipal bond market experienced slow economic growth during the first quarter of 1997. After a Federal Funds rate hike of .25% and tax exempt yields rising 25 to 30 basis points, the municipal market rallied along with the Treasury market in the second quarter. Yields fell 40 basis points across the municipal curve.
     In April, higher yields, the stock market sell-off, and a slowing economy drew investors into the muni market place. Demand soon outstripped bond supply. Also, April tax payments increased municipal cash, decreasing the need for new issues. As a result, a strong technical rally pushed yields down. Yields rose slightly in June as supply began to increase, creating a small window of opportunity for investors. Looking ahead, we believe that interest rates will
remain unchanged for at least the near future.                   [SQUARE BULLET]


  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               6.70%   6.41%   6.15%
  CLASS A W/O LOAD      6.44%   6.07%   5.85%
  CLASS A W/LOAD        1.40%   4.35%   4.21%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                            5/31/94    6/94    6/95    6/96    6/97
NEW JERSEY MUNI BOND
   CLASS Y                  10,000     9,930   10,650  11,212  11,963
NEW JERSEY MUNI BOND
   CLASS A                   9,525     9,466   10,113  10,612  11,295
LEHMAN BROTHERS MUTUAL
   FUND NEW JERSEY INDEX    10,000     9,939   10,783  11,443  12,344

 1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. CLASS Y SHARES AND CLASS A SHARES WERE OFFERED BEGINNING MAY 16, 1994. THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 4.75%.

                                                        [SQUARE BULLET] COREFUND

COREFUND MONEY MARKET MANAGERS

                                 (LEFT TO RIGHT)

                                   JOHN ACKLER
                                  CASH RESERVE
                                   FOLU ABIONA
                                TAX-FREE RESERVE
                                 RONALD BRASTEN
                                TREASURY RESERVE


               [PHOTO OF JOHN ACKLER, FOLU ABIONA, RONALD BRASTEN]

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997
                                TREASURY RESERVE
                                -----------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                               NOVEMBER 21, 1988
                                 PORTFOLIO SIZE:
                                 $847.5 MILLION
                           AVERAGE WEIGHTED MATURITY:
                                    55 DAYS
                                SEVEN DAY YIELD:
                                5.01% (CLASS Y)
                                4.76% (CLASS C)

                             QUALITY DIVERSIFICATION
                                     AAA 36%
                                  NOT RATED 2%
                                    OTHER 62%

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] TREASURY RESERVE

                                 ANNUAL RESULTS
[GRAPHIC POINTER]
[SQUARE BULLET] This Fund returned 4.97% net of expenses for the year ending
                June 30, 1997.
[SQUARE BULLET] The Fund's benchmark, the IBC/Donoghue Treasury & REPO Index, returned 4.78% for the same period. The IBC/Donoghue 100% Treasury Fund Index returned 4.72%, net of expenses, for the year.
[SQUARE BULLET] Assets in the Fund declined 7.1% from $911.9 million to $847.5 million during the year.

                                   COMMENTARY
The average weighted maturity of the CoreFund Treasury Reserve decreased from 58 to 55 days during the year. The Fund slightly outperformed its benchmark for the year. The drop in Fund assets was primarily due to investors moving money out of money market funds and into longer-term coupon securities.
         During the first six months of the period, the Federal Funds rate remained unchanged. However, the market experienced some short-term interest rate volatility as concerns about inflation fueled fears that the Federal Reserve would raise interest rates. By September, evidence of a softer economy quieted these fears and rates dropped significantly.
         The first quarter of 1997 again found money market securities trading on expectations of an upward interest rate move. In March, there was an interest rate increase followed by the influx of enormous tax receipts in April and May. With the Treasury flush with cash, the supply of Treasury bills was reduced for the remainder of the period.
         As the market began to anticipate the interest rate increase, we began lowering the Fund's average maturity to take advantage of market opportunities. The Fund's primary consideration is yield, so we look for value as we invest. Throughout this cycle, a laddered maturity approach was maintained, exposing the portfolio all along the yield curve. This strategy helps to neutralize interest rate risk and is a great way to achieve better yields due to representation at the higher end of the yield curve.
         Over the last few months, we've seen expensive Treasury bills and an inverted yield curve in which overnight yields are higher than longer maturities. To take advantage of

                                                        [SQUARE BULLET] COREFUND

this scenario, we've increased our position in overnight repurchase agreements. This position also helps us to maintain complete liquidity.

                    PERFORMANCE
------------------------------------------
                   6-MONTH   YIELD   YIELD
              TOTAL RETURN   7-DAY  30-DAY
              (CUMULATIVE)(COMPOUNDED)
------------------------------------------
  CLASS Y         2.45%      5.01%   4.98%
  CLASS C         2.32%      4.76%   4.73%
  IBC DONOGHUE    2.36%      4.83%   4.81%
     TREASURY &
     REPO INDEX
------------------------------------------

         Looking forward, we continue to anticipate another interest rate increase. However the timing of the move is unclear. Economic growth remains slow and inflation benign, but the economy is expected to rebound in the third or fourth quarters.
     The Treasury bill remains very rich. Decreased supply and other technical factors have caused the 3-month sector to trade well below the Federal Funds target. For this reason, the investment in other Treasury sectors, including overnight repurchase agreements, will continue to increase until the Treasury
bill market cheapens up.                                         [SQUARE BULLET]

[SQUARE BULLET] CASH RESERVE

                                 ANNUAL RESULTS
[GRAPHIC OF POINTER]
[SQUARE BULLET] This Fund returned 5.09% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the IBC/Donoghue All-Taxable Money Fund
                Average, returned 4.97% for the same period.
[SQUARE BULLET] Assets in the Fund grew 12.8% from $809.9 million to $913.9 million during the year.

                                   COMMENTARY
Outperforming its benchmark, the Cash Reserve provided money market investors with positive returns for the year. During the period, the average weighted maturity of the Fund was increased to over 70 days.
         During the first six months of the period, the Federal Funds rate remained unchanged. However, the market experienced some short-term interest rate volatility as concerns about inflation fueled fears that the Federal Reserve would raise interest rates. By September, evidence of a softer economy quieted these fears and rates dropped significantly.

                                  CASH RESERVE
                                -----------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                AUGUST 16, 1985
                                 PORTFOLIO SIZE:
                                 $913.9 MILLION
                           AVERAGE WEIGHTED MATURITY:
                                    73 DAYS
                                SEVEN DAY YIELD:
                                5.20% (CLASS Y)
                                4.96% (CLASS C)

                             QUALITY DIVERSIFICATION
                                     AAA 2%
                                      AA 9%
                                      A 4%
                                  NOT RATED 6%
                                    OTHER 79%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] CASH RESERVE (CONTINUED)

         The first quarter of 1997 again found money market securities trading on expectations of an upward interest rate move. In March, there was an interest rate increase followed by the influx of enormous tax receipts in April and May. With the Treasury flush with cash, the supply of Treasury bills was reduced for the remainder of the period.

                    PERFORMANCE
------------------------------------------
                   6-MONTH   YIELD   YIELD
              TOTAL RETURN   7-DAY  30-DAY
              (CUMULATIVE)(COMPOUNDED)
------------------------------------------
  CLASS Y         2.53%      5.20%   5.12%
  CLASS C         2.40%      4.96%   4.88%
  IBC DONOGHUE    2.46%      5.04%   5.02%
    ALL-TAXABLE
    MONEY MARKET
------------------------------------------
         Throughout this cycle, a laddered maturity approach was maintained exposing the portfolio all along the yield curve. This strategy helps to neutralize interest rate risk and is a great way to achieve better yields due to representation at the higher end of the yield curve.
         In addition, we swapped some of the Fund's fixed-rate debt into floating rate debt as a hedge against higher interest rates. This technique produces a more constant yield.
         Looking ahead, we intend to keep a disciplined laddered approach to Fund management. We will continue to work to neutralize interest rate risk and duration rate risk as we concentrate on yield. We believe that it will take a while for technical factors, such as Treasury bill supply, to change. In terms of the economy, although we think there still may be another interest rate hike somewhere on the horizon, the economic data is simply too good for the market to
change much in the near future.                                  [SQUARE BULLET]

                                                        [SQUARE BULLET] COREFUND
[SQUARE BULLET] TAX-FREE RESERVE

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 3.08% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the IBC/Donoghue Tax-Free Average, returned 3.03% for the same period.
[SQUARE BULLET] Assets in the Fund grew 14.8% from $107.0 million to $122.8 million during the year.

                                   COMMENTARY
The average weighed maturity of the Tax-Free Reserve was 51 days during the year. And, the Fund's one year effective yield was 3.08%, as the Fund outperformed its benchmark.
         During the first six months of this period we experienced normal patterns in the tax-free money market securities market. The market is driven by seasonality in terms of the amount of cash in the market. Typically during January, June, and July, yields fall due to an abundance of cash in the market. However, in January of 1997, a new pattern emerged as a strong decline in pre-refinanced bonds took cash out of the market. As a result, supply was adequate and yields were fabulous.
     Throughout the first half of 1997, conditions have remained positive for the Fund. In June, the tax-exempt rate was equal to the taxable rate. We're seeing changes to

                 PERFORMANCE
------------------------------------------
                   6-MONTH   YIELD   YIELD
              TOTAL RETURN   7-DAY  30-DAY
              (CUMULATIVE)(COMPOUNDED)
------------------------------------------
  CLASS Y         1.53%      3.61%   3.35%
  CLASS C         1.40%      3.36%   3.10%
  IBC DONOGHUE    1.52%      3.45%   3.28%
     TAX-FREE
     AVERAGE
------------------------------------------
the fundamentals of the market that are resulting in higher yields. And, the trend should continue. It appears that supply should remain strong and, with more availability comes higher yields.
     Our strategy will remain steady as we keep the average maturity of the Fund between 50 and 60 days. We will extend out on the yield curve when we see an issue of high value. We will also continue to utilize commercial paper and smaller note deals as appropriate. Our challenge will be to research and identify new cash flow patterns and take advantage of them in the coming months. [SQUARE BULLET]

                                TAX-FREE RESERVE
                                -----------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE:
                                 APRIL 16, 1991
                                 PORTFOLIO SIZE:
                                 $122.8 MILLION
                           AVERAGE WEIGHTED MATURITY:
                                    51 DAYS
                                SEVEN DAY YIELD:
                                 3.61% (CLASS Y)
                                 3.36% (CLASS C)

                             QUALITY DIVERSIFICATION
                                     AAA 9%
                                      AA 8%
                                      A 22%
                                  NOT RATED 17%
                                    OTHER 44%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

REPORT
OF
INDEPENDENT
AUDITORS

                                                        [SQUARE BULLET] COREFUND

Board of Directors and Shareholders
CoreFunds, Inc.

We have audited the accompanying statements of net assets of the Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund, Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve, and Tax-Free Reserve of CoreFunds, Inc. (the "Fund") as of June 30, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets for the periods presented herein. We have also audited the financial highlights for each of the periods presented herein for the Equity Index Fund, Growth Equity Fund, International Growth Fund, Balanced Fund, Short-Intermediate Bond Fund, Government Income Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve, and Tax-Free Reserve, and for the periods ended June 30, 1996 and June 30, 1997 presented herein for the Core Equity Fund, Special Equity Fund, Short Term Income Fund, and Bond Fund. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended October 31, 1990 through October 31, 1995 for the Core Equity Fund, Special Equity Fund, Short Term Income Fund, and Bond Fund were audited by other auditors whose report dated December 8, 1995 expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of June 30, 1997 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund, Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve, and Tax-Free Reserve at June 30, 1997 and the results of their operations for the year then ended, and the changes in their net assets for the periods presented herein and for the Equity Index Fund, Growth Equity Fund, International Growth Fund, Balanced Fund, Short-Intermediate Bond Fund, Government Income Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve, and Tax-Free Reserve, the financial highlights for each of the periods presented herein, and for the Core Equity Fund, Special Equity Fund, Short Term Income Fund, and Bond Fund, the financial highlights for the periods ended June 30, 1996 and June 30, 1997 presented herein, in conformity with generally accepted accounting principles.

Philadelphia, Pennsylvania
August 12, 1997

                                             /S/ SIGNATURE
                                             ERNST & YOUNG LLP

   STATEMENT
   OF
   NET ASSETS

   AS OF
   JUNE 30, 1997

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS


   EQUITY INDEX FUND


   [PIE CHART]

   MISCELLANEOUS         8%
   UTILITIES             8%
   TRANSPORTATION        1%
   RETAIL                5%
   METALS & MINING       1%
   FINANCE              16%
   CHEMICALS & DRUGS    15%
   CONSUMER PRODUCTS    11%
   DURABLE GOODS        28%
   ENERGY                7%

   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.5%
Lockheed Martin                   6,800   $       704
Raytheon                          8,900           454
TRW                               3,000           170
                                           ----------
                                                1,328
                                           ----------
AGRICULTURE -- 0.1%
Pioneer Hi-Bred International     3,000           240
                                           ----------
AIR TRANSPORTATION -- 0.4%
AMR*                              2,800           259
Delta Air Lines                   2,500           205
Federal Express*                  4,000           231
US Air Group*                     7,800           273
                                           ----------
                                                  968
                                           ----------
AIRCRAFT -- 1.9%
Allied Signal                     9,100           764
Boeing                           24,810         1,316
McDonnell Douglas                 8,200           562
Northrop Grumman                  1,700           149
Parker Hannifin                   2,850           173
Rockwell International            8,763           517
Textron                           8,000           531
United Technologies               8,600           714
                                           ----------
                                                4,726
                                           ----------
APPAREL/TEXTILES -- 0.3%
Liz Claiborne                     5,000           233
Nike, Class B                     8,800           514
Russell                           3,100            92
                                           ----------
                                                  839
                                           ----------
APPLIANCES -- 0.1%
Allegheny Teledyne                8,300           224
                                           ----------
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
AUTOMOTIVE -- 1.8%
Chrysler                         26,200    $      860
Echlin                            8,300           299
Ford Motor                       43,400         1,638
General Motors                   27,600         1,537
Paccar                            3,000           139
                                           ----------
                                                4,473
                                           ----------
BANKS -- 8.0%
Banc One                         18,444           893
Bank of New York                 13,000           566
BankAmerica                      25,600         1,653
BankBoston                        4,500           324
Bankers Trust New York            3,800           331
Barnett Banks of Florida          6,800           357
Chase Manhattan                  15,766         1,530
Citicorp                         16,800         2,025
Comerica                          3,700           252
Fifth Third Bancorp               3,000           246
First Bank System                 3,800           324
First Chicago                    12,701           768
First Union                      10,530           974
Fleet Financial Group             9,801           620
Golden West Financial             3,300           231
Great Western Financial           3,000           161
H.F. Ahmanson                     2,400           103
J.P. Morgan                       8,300           866
Keycorp                           7,800           436
MBNA                             11,925           437
Mellon Bank                      11,400           514
National City                     6,800           357
NationsBank                      27,000         1,742
Norwest                          15,300           861
PNC Bank                         13,900           579
Providian Financial*              2,300            74
Suntrust Banks                    8,400           463
U.S. Bancorp                      4,300           276
UST                              13,600           377
Wachovia                          7,100           414
Wells Fargo                       3,433           925
                                           ----------
                                               19,679
                                           ----------
BEAUTY PRODUCTS -- 2.0%
Avon Products                     3,200           226
Colgate Palmolive                10,492           685
Ecolab                            3,300           158
International Flavors &
   Fragrances                     2,500           126
Procter & Gamble                 25,400         3,588
                                           ----------
                                                4,783
                                           ----------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 0.6%
Comcast, Class A                 14,200           304
Interpublic Group                 2,200           135
Tele-Communications, Class A*    18,900           281
US West Media Group*             21,800           441
Viacom, Class B*                 10,526           316
                                           ----------
                                                1,477
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   EQUITY INDEX FUND (CONTINUED)


-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.3%
Centex                            2,400  $         98
Fluor                             1,900           105
Foster Wheeler                    3,300           134
Halliburton                       4,600           365
McDermott International           3,400            99
                                           ----------
                                                  801
                                           ----------
BUILDING MATERIALS -- 0.1%
Owens Corning                     2,800           121
                                           ----------
CHEMICALS -- 2.7%
Air Products & Chemical           3,100           252
B.F. Goodrich                     4,200           182
Dow Chemical                      8,150           710
E.I. DuPont de Nemours           40,000         2,515
Eastman Chemical                  5,700           362
FMC*                              3,400           270
Great Lakes Chemical                300            16
Hercules                          2,700           129
Monsanto                         19,500           840
Morton International             10,300           311
Nalco Chemical                    5,700           220
Praxair                           3,500           196
Sigma Aldrich                    10,600           372
Union Carbide                     3,400           160
W.R. Grace & Company              3,100           171
                                           ----------
                                                6,706
                                           ----------
COMMUNICATIONS EQUIPMENT -- 2.5%
Cabletron Systems*                5,800           164
Cisco Systems*                   24,600         1,651
Lucent Technologies              23,300         1,679
Motorola                         20,600         1,566
Northern Telecom                  8,300           755
Tellabs*                          6,200           346
                                           ----------
                                                6,161
                                           ----------
COMPUTERS, SOFTWARE, & SERVICES -- 8.0%
3COM*                            12,000           540
Autodesk                          6,300           241
Automatic Data Processing         9,400           442
Ceridian*                         3,400           144
Compaq Computer*                  9,700           963
Computer Associates
   International                 12,050           671
Computer Sciences*                1,900           137
CUC International*               13,350           345
Dell Computer*                    6,200           728
Digital Equipment*                3,900           138
EMC*                              7,100           277
Equifax                           6,000           223
First Data                       15,400           677
Harris Computer Systems           1,600           134
Hewlett Packard                  35,300         1,977
International Business Machines  37,800         3,409
Microsoft*                       44,300         5,598
Novell*                          29,300           203
Oracle Systems*                  24,575         1,238
Parametric Technology*            5,000           213
Pitney Bowes                      5,000           356

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Seagate Technology*               7,200    $      253
Shared Medical Systems            2,400           130
Silicon Graphics*                 4,600            69
Sun Microsystems*                11,200           417
Tandy                             2,000           112
                                           ----------
                                               19,635
                                           ----------
CONTAINERS & PACKAGING -- 0.1%
Bemis                             3,500           152
Crown Cork & Seal                 3,700           198
                                           ----------
                                                  350
                                           ----------
DRUGS -- 8.3%
Abbott Labs                      28,000         1,869
Allergan                          4,300           137
American Home Products           22,800         1,744
Amgen*                            9,600           558
Baxter International              7,800           408
Bristol-Myers Squibb             37,040         3,000
Eli Lilly                        19,900         2,175
Merck                            44,400         4,595
Pfizer                           24,100         2,880
Pharmacia & Upjohn               16,255           565
Schering Plough                  27,200         1,302
Warner Lambert                    9,400         1,168
                                           ----------
                                               20,401
                                           ----------
ELECTRICAL EQUIPMENT -- 3.7%
Emerson Electric                 14,600           804
General Electric                120,900         7,904
Westinghouse Electric            21,500           497
                                           ----------
                                                9,205
                                           ----------
ELECTRICAL SERVICES -- 2.1%
American Electric Power           5,300           223
Baltimore Gas & Electric          4,700           125
Carolina Power & Light            3,600           129
Central & South West              5,400           115
Cinergy                           4,600           160
Consolidated Edison of New York   5,300           156
Dominion Resources of Virginia    5,500           201
DTE Energy                        4,200           116
Duke Power                       12,984           622
Edison International             13,400           333
Entergy                           5,200           142
FPL Group                         6,100           281
GPU                               4,200           151
Niagara Mohawk Power*            26,200           224
Northern States Power             3,700           191
Pacificorp                        6,400           141
PECO Energy                      16,000           336
PG&E                             11,500           279
PP&L Resources                    5,500           110
Public Service Enterprise Group   5,500           138
Southern                         20,100           440
Texas Utilities                   7,300           251
Unicom                            4,800           107
Union Electric Power              4,300           162
                                           ----------
                                                5,133
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
ENTERTAINMENT -- 0.9%
King World Productions*           6,600   $       231
Walt Disney                      24,926         2,000
                                           ----------
                                                2,231
                                           ----------
ENVIRONMENTAL SERVICES -- 0.4%
Browning Ferris Industries        5,900           196
Laidlaw Incorporated, Class B    14,000           193
Waste Management                 15,200           488
                                           ----------
                                                  877
                                           ----------
FINANCIAL SERVICES -- 3.3%
Allstate                         15,700         1,146
American Express                 16,600         1,237
Beneficial                        2,400           171
Charles Schwab                    6,400           260
Countrywide Credit Industries     6,000           187
FHLMC                            30,200         1,038
FNMA                             38,800         1,693
Green Tree Financial              5,900           210
Household International           4,100           482
Merrill Lynch                    11,200           668
Morgan Stanley, Dean Witter,
   Discover                      19,330           832
Salomon                           2,500           139
                                           ----------
                                                8,063
                                           ----------
FOOD, BEVERAGE & TOBACCO -- 8.6%
Anheuser Busch                   16,400           688
Archer Daniels Midland           16,455           387
Brown Forman, Class B             2,700           132
Campbell Soup                    16,200           810
Coca Cola                        91,600         6,389
ConAgra                           7,300           468
Coors, Adolph, Class B            5,600           149
CPC International                 5,400           499
Fortune Brands                      700            26
General Mills                     5,900           384
H.J. Heinz                       16,650           768
Hershey Foods                     4,000           221
Kellogg                           7,600           651
Pepsico                          56,800         2,134
Philip Morris                    89,400         3,967
Quaker Oats                       5,800           260
Ralston-Purina Group              3,900           321
Sara Lee                         16,900           703
Seagram                          12,300           495
Unilever                          5,900         1,263
Whitman                           5,100           129
Wrigley, William Jr.              4,000           268
                                           ----------
                                               21,112
                                           ----------
GAS/NATURAL GAS -- 1.0%
Coastal                           2,500           133
Columbia Gas Systems              3,500           228
Consolidated Natural Gas          6,600           355
Enron                             7,300           298
Nicor                             3,700           133
Noram Energy                     17,800           271
Oneok                             5,900           190
Pacific Enterprises               3,800           128

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Peoples Energy                    4,100  $        154
Sonat                             6,800           349
Williams                          3,750           164
                                           ----------
                                                2,403
                                           ----------
GLASS PRODUCTS -- 0.3%
Corning                           7,300           406
PPG Industries                    7,300           424
                                           ----------
                                                  830
                                           ----------
HOTELS & LODGING -- 0.4%
HFS*                              4,100           238
Hilton Hotels                     8,500           226
ITT Corporation*                  3,600           220
Marriott International            2,900           178
                                           ----------
                                                  862
                                           ----------
HOUSEHOLD FURNITURE & FIXTURES-- 0.4%
Armstrong World Industries        1,600           117
Masco                             3,500           146
Newell                            3,600           143
Sherwin Williams                  4,600           142
Snap-On Tools                     4,050           159
Stanley Works                     3,600           144
                                           ----------
                                                  851
                                           ----------
HOUSEHOLD PRODUCTS -- 1.1%
Clorox                            2,900           383
Gillette                         20,500         1,942
National Service Industries       3,000           146
Whirlpool                         5,700           311
                                           ----------
                                                2,782
                                           ----------
INSURANCE -- 4.2%
Aetna                             5,308           543
American General                  9,716           464
American International Group     17,000         2,539
AON                               5,250           272
Chubb                             6,600           441
Cigna                             2,900           515
Conseco                           5,600           207
General Re                        2,400           437
Hartford Financial
   Services Group                 3,100           257
Lincoln National                  2,100           135
Loews                             3,400           340
Marsh and McLennan                7,400           528
MBIA                              1,900           214
MGIC Investment                   5,000           240
Safeco                            2,800           131
St. Paul                          2,827           216
Torchmark                         5,400           385
Transamerica                      1,600           150
Travelers                        21,866         1,379
United Healthcare                 5,100           265
Unum                              6,000           252
USF&G                            13,500           324
                                           ----------
                                               10,234
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   EQUITY INDEX FUND (CONTINUED)

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
LUMBER & WOOD PRODUCTS -- 0.1%
Georgia Pacific                   2,700   $       231
Potlatch                          2,100            95
                                           ----------
                                                  326
                                           ----------
MACHINERY -- 1.7%
Baker Hughes                      1,000            39
Black & Decker                    3,500           130
Briggs & Stratton                 3,800           190
Brunswick                         9,500           297
Case                              3,000           207
Caterpillar                       6,900           741
Crane                             4,650           194
Deere                             7,800           428
Dover                             2,800           172
Eaton                             2,700           236
General Instrument*               5,800           145
Illinois Tool Works               8,200           410
Ingersoll Rand                    2,400           148
Tenneco                           5,000           226
Timken                            5,000           178
Tyco International                5,300           369
                                           ----------
                                                4,110
                                           ----------
MEASURING DEVICES -- 0.5%
Honeywell                         4,400           334
Johnson Controls                  3,000           123
Millipore                         3,400           150
Perkin Elmer                      2,000           159
Tektronix                         3,500           210
Thermo Electron*                  5,100           173
                                           ----------
                                                1,149
                                           ----------
MEDICAL PRODUCTS & SERVICES-- 3.0%
Becton Dickinson                  4,600           233
Beverly Enterprises*             19,600           319
Biomet*                           7,400           138
Boston Scientific*                5,800           356
Cardinal Health                   4,000           229
Columbia/HCA Healthcare          22,850           898
Guidant                           3,000           255
Healthsouth*                     11,000           274
Humana*                          10,800           250
Johnson & Johnson                48,000         3,090
Manor Care                        3,900           127
Medtronic                         8,000           648
Tenet Healthcare*                12,900           381
U.S. Surgical                     6,000           224
                                           ----------
                                                7,422
                                           ----------
METALS & MINING -- 0.9%
Alcan Aluminum                    7,700           267
Aluminum Company of America       5,200           392
Asarco                            3,300           101
Cyprus AMAX Minerals              7,400           181
Freeport-McMoran Copper
   and Gold, Class B              6,000           187
Inco                              7,600           228
Newmont Mining                   10,770           420
Phelps Dodge                      1,600           136
Reynolds Metals                   3,500           249
                                           ----------
                                                2,161
                                           ----------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
MISCELLANEOUS CHEMICAL PRODUCTS-- 0.1%
Raychem                           1,900  $        141
                                           ----------
MISCELLANEOUS CONSUMER SERVICES-- 0.2%
Gallaher Group PLC*               7,600           140
H & R Block                       7,000           226
Service International             5,800           191
                                           ----------
                                                  557
                                           ----------
MISCELLANEOUS MANUFACTURING-- 0.3%
Hasbro                            3,600           102
ITT Industries*                  10,500           270
Mattel                            8,250           279
                                           ----------
                                                  651
                                           ----------
PAPER & PAPER PRODUCTS -- 1.9%
Avery Dennison                    4,600           185
Champion International            2,200           122
International Paper              12,035           584
James River                       3,200           118
Kimberly Clark                   23,704         1,179
Minnesota Mining &
   Manufacturing                 14,600         1,489
Stone Container                   3,800            54
Temple Inland                     2,400           130
Union Camp                        4,750           238
Westvaco                          3,150            99
Weyerhaeuser                      6,006           312
Willamette Industries             1,900           133
                                           ----------
                                                4,643
                                           ----------
PETROLEUM REFINING -- 8.6%
Amerada Hess                      2,100           117
Amoco                            17,500         1,521
Ashland                           4,300           199
Atlantic Richfield               12,000           846
Burlington Resources              2,900           128
Chevron                          23,300         1,723
Enserch                           6,600           147
Exxon                            90,900         5,590
Helmerich and Payne               6,600           380
Mobil                            28,800         2,012
Occidental Petroleum              9,900           248
Oryx Energy*                      8,400           177
Phillips Petroleum                7,200           315
Rowan Companies*                 10,000           282
Royal Dutch Petroleum ADR        76,800         4,176
Santa Fe Energy Resources*        7,300           107
Schlumberger                      8,900         1,113
Sun                               8,200           254
Texaco                            7,800           848
Union Pacific Resources Group     8,629           215
Unocal                            8,900           345
USX Marathon Group                9,500           274
Western Atlas*                    3,000           220
                                           ----------
                                               21,237
                                           ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.8%
Eastman Kodak                    11,300           867
Polaroid                          6,100           339
Xerox                            10,800           852
                                           ----------
                                                2,058
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS


-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
PRECIOUS METALS -- 0.2%
Barrick Gold                     12,000  $        264
Echo Bay Mines                    9,100            51
Placer Dome Group                 5,400            88
                                           ----------
                                                  403
                                           ----------
PRINTING & PUBLISHING -- 1.2%
Deluxe                            2,500            85
Donnelly R.R. & Sons              9,200           337
Dow Jones                         5,600           225
Gannett                           4,800           474
Knight-Ridder                     3,000           147
McGraw-Hill                       2,200           129
Meredith                          6,000           174
New York Times, Class A           3,200           162
Time Warner, Class A             19,800           955
Times Mirror, Class A             3,900           222
Tribune                           3,000           144
                                           ----------
                                                3,054
                                           ----------
PROFESSIONAL SERVICES -- 0.2%
Cognizant                        11,000           446
Dun & Bradstreet                  4,700           123
                                           ----------
                                                  569
                                           ----------
RAILROADS -- 0.8%
Burlington Northern Santa Fe      5,464           491
CSX                               8,200           455
Norfolk Southern                  4,600           463
Union Pacific                     8,300           585
                                           ----------
                                                1,994
                                           ----------
RETAIL -- 5.1%
Albertson's                       8,400           307
American Stores                   3,200           158
Autozone*                        10,000           236
Charming Shoppes*                35,000           183
Circuit City Stores               3,000           107
Costco Companies*                10,900           358
CVS                               6,400           328
Darden Restaurants               11,800           107
Dayton-Hudson                     7,800           415
Dillards, Class A                 9,700           336
Federated Department Stores*      5,700           198
Gap                               9,600           373
Giant Food, Class A               3,900           126
Harcourt General                  2,300           110
Home Depot                       17,066         1,177
J.C. Penney                       8,600           449
K Mart*                          10,000           123
Kroger*                           6,200           180
Limited                           9,500           192
Lowes                             5,500           204
May Department Stores             6,900           326
McDonald's                       24,900         1,203
Mercantile Stores                 2,500           157
Rite Aid                          3,700           185
Sears Roebuck                    13,500           726
TJX Companies                    13,400           353
Toys R Us*                        9,800           343
Wal Mart Stores                  82,600         2,793

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Walgreen                          7,600  $        408
Wendy's International             5,900           153
Winn Dixie Stores                 3,400           127
Woolworth*                        7,500           180
                                           ----------
                                               12,621
                                           ----------
RUBBER & PLASTIC -- 0.5%
Goodyear Tire & Rubber            5,380           341
Reebok International              7,300           341
Rubbermaid                        8,500           253
Tupperware                        5,700           208
                                           ----------
                                                1,143
                                           ----------
SEMI-CONDUCTORS/INSTRUMENTS-- 2.7%
Advanced Micro Devices*           7,500           270
AMP                               6,200           259
Applied Materials*                6,600           467
Intel                            30,100         4,269
LSI Logic*                        4,000           128
Micron Technology                 5,900           236
National Semiconductor*           5,600           172
Texas Instruments                 6,600           555
Thomas & Betts                    5,000           263
                                           ----------
                                                6,619
                                           ----------
SPECIALTY MACHINERY -- 0.1%
Cooper Industries                 2,600           129
                                           ----------
STEEL & STEEL WORKS -- 0.1%
Bethlehem Steel*                  5,900            62
Nucor                             2,000           115
USX U.S. Steel Group              1,900            67
Worthington Industries            4,600            84
                                           ----------
                                                  328
                                           ----------
TELEPHONES & TELECOMMUNICATION-- 6.1%
AT&T                             58,736         2,059
Airtouch Communications*         19,100           523
Alltel                            5,500           184
Ameritech                        21,800         1,481
Bell Atlantic                    17,400         1,320
Bellsouth                        36,100         1,674
GTE                              33,600         1,474
MCI Communications               26,658         1,021
NYNEX                            14,600           841
SBC Telecommunications           33,586         2,078
Sprint                           14,000           737
US West                          17,600           663
Worldcom*                        33,500         1,072
                                           ----------
                                               15,127
                                           ----------
TRUCKING -- 0.1%
Ryder System                      5,000           165
                                           ----------
WHOLESALE -- 0.3%
Genuine Parts                     4,200           142
Ikon Office Solutions            11,600           289
Sysco                             4,100           150
W.W. Grainger                     2,000           156
                                           ----------
                                                  737
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   EQUITY INDEX FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $146,336)                              $244,839
                                           ----------

REPURCHASE AGREEMENTS -- 0.1%
Aubrey Lanston
   5.90%, dated 06/30/97, matures
   07/01/97, repurchase price
   $183,030 (collateralized by U.S.
   Treasury Note, par value $145,000,
   11.875%, 11/15/03; market
   value $188,152)                 $183           183
Swiss Bank
   5.875%, dated 06/30/97, matures
   07/01/97, repurchase price
   $183,030 (collateralized by U.S.
   Treasury Note, par value $190,000,
   5.625%, 11/30/00; market value
   $187,397)                        183           183
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $366)                                       366
                                           ----------
TOTAL INVESTMENTS -- 99.7%
(Cost $146,702)                               245,205
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.3%                                    715
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 500 million  authorized shares)
   based on 6,456,231 outstanding shares
   of beneficial interest                     139,806
Portfolio Shares -- Class A ($0.001 par
   value -- 500 million  authorized shares)
   based on 120,606 outstanding shares
   of beneficial interest                       4,032
Accumulated Net Realized Gain
   on Investments                               3,579
Net Unrealized Appreciation
   on Investments                              98,503
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $245,920
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $37.39
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $37.37
                                           ==========
* NON INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC -- PUBLIC LIMITED COMPANY
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   CORE EQUITY FUND


   MISCELLANEOUS              7%
   UTILITIES                 12%
   TRANSPORTATION             2%
   RETAIL                     5%
   HEALTHCARE SERVICES        2%
   FINANCE                   13%
   CHEMICALS & DRUGS          7%
   CONSUMER PRODUCTS         10%
   DURABLE GOODS             37%
   ENERGY                     5%

   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 100.1%
AIRCRAFT -- 2.4%
Boeing                          120,000   $     6,367
McDonnell Douglas                35,000         2,397
Textron                          60,000         3,982
                                           ----------
                                               12,746
                                           ----------
APPAREL/TEXTILES -- 0.1%
Burlington Industries*           49,771           597
                                           ----------
AUTOMOTIVE -- 1.6%
Allied Signal                    60,000         5,040
Ford Motor                       91,900         3,469
                                           ----------
                                                8,509
                                           ----------
BEAUTY PRODUCTS -- 0.1%
USA Detergents*                  56,500           579
                                           ----------
BROADCASTING, NEWSPAPERS
   & ADVERTISING -- 0.6%
Emmis Broadcasting*              77,500         3,381
                                           ----------
BUILDING & CONSTRUCTION -- 1.2%
Clayton Homes                   250,000         3,563
Foster Wheeler                   62,500         2,531
                                           ----------
                                                6,094
                                           ----------
CHEMICALS -- 4.4%
Hercules                         20,000           958
IMC Global                      120,000         4,200
Monsanto                         99,000         4,263
Praxair                         128,000         7,168
3COM*                           147,500         6,638
                                           ----------
                                               23,227
                                           ----------

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.2%
Cabletron Systems*               86,000   $     2,435
ITT Industries                   47,500         1,223
Lucent Technologies              51,853         3,737
Motorola                         53,700         4,081
                                           ----------
                                               11,476
                                           ----------
COMPUTERS & SERVICES -- 6.9%
America Online*                  35,000         1,947
Computer Associates
   International                125,000         6,961
International Business
   Machines                     160,000        14,430
Microsoft*                       70,000         8,846
Storage Technology*             100,000         4,450
                                           ----------
                                               36,634
                                           ----------
CONTAINERS & PACKAGING -- 0.4%
Ball                             67,500         2,029
                                           ----------
DRUGS -- 8.6%
Biogen*                         210,000         7,114
Eli Lilly & Co.                 160,900        17,588
General Electric                235,000        15,363
Ivax                            126,900         1,428
Mylan Laboratories              275,200         4,059
                                           ----------
                                               45,552
                                           ----------
ELECTRICAL SERVICES -- 2.0%
FPL Group                        55,000         2,533
Pinnacle West Capital           125,000         3,758
Unicom                          196,500         4,372
                                           ----------
                                               10,663
                                           ----------
ENVIRONMENTAL SERVICES -- 1.5%
Browning Ferris Industries      240,000         7,980
                                           ----------
FINANCIAL SERVICES -- 1.1%
Equity Residential
   Properties Trust             108,000         5,130
Mercury Finance                 330,000           804
                                           ----------
                                                5,934
                                           ----------
FOOD, BEVERAGE & TOBACCO -- 8.0%
Canandaigua Wine, Class A*      195,005         6,630
Chiquita Brands International   460,000         6,325
Nabisco Holdings, Class A       330,000        13,159
Philip Morris                   150,500         6,678
RJR Nabisco Holdings            288,200         9,511
                                           ----------
                                               42,303
                                           ----------
HEALTHCARE SERVICES -- 2.1%
Medpartners*                    525,572        11,365
                                           ----------
HOTELS & LODGING -- 3.5%
Felcor Suite Hotels             110,000         4,098
HFS*                            180,000        10,440
Hilton Hotels                   150,000         3,984
                                           ----------
                                               18,522
                                           ----------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
INSURANCE -- 12.2%
Conseco                         200,000   $     7,400
Equitable                       225,800         7,508
Everest Reinsurance Holdings    287,000        11,372
General Re                       67,500        12,285
Hartford Financial
Services Group                   96,900         8,018
Sunamerica                       75,000         3,656
Travelers                       166,000        10,468
Travelers Property Casualty     100,000         3,988
                                           ----------
                                               64,695
                                           ----------
MACHINERY -- 1.6%
Case                             45,000         3,099
Cummins Engine                   75,000         5,292
                                           ----------
                                                8,391
                                           ----------
MEASURING DEVICES -- 1.0%
Thermo Electron*                150,000         5,100
                                           ----------
MEDICAL PRODUCTS & SERVICES-- 2.7%
Alza*                           189,300         5,478
Human Genome Sciences*           24,700           821
United States Surgical          220,000         8,195
                                           ----------
                                               14,494
                                           ----------
METALS & MINING -- 1.2%
Freeport-McMoran Copper
   and Gold, Class B             75,000         2,334
Potash of Saskatchewan           54,000         4,053
                                           ----------
                                                6,387
                                           ----------
PETROLEUM & FUEL PRODUCTS -- 3.5%
Louisiana Land & Exploration     23,000         1,314
Reading & Bates*                105,000         2,809
Repsol ADR                       85,000         3,607
Tidewater                       114,300         5,029
Triton Energy, Class A*          70,000         3,207
USX Marathon Group               95,000         2,743
                                           ----------
                                               18,709
                                           ----------
PETROLEUM REFINING -- 5.0%
British Petroleum ADR           136,218        10,199
Mobil                           195,000        13,626
Texaco                           27,500         2,991
                                           ----------
                                               26,816
                                           ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.7%
Xerox                            50,000         3,944
                                           ----------
PRINTING & PUBLISHING -- 0.3%
News ADR                        110,000         1,719
                                           ----------
RAILROADS -- 0.8%
CSX                              45,000         2,498
Union Pacific                    25,000         1,763
                                           ----------
                                                4,261
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   CORE EQUITY FUND (CONCLUDED)

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
REAL ESTATE -- 0.2%
Kimco Realty                     37,500   $     1,191
                                           ----------
RESTAURANTS -- 0.9%
Darden Restaurants              410,000         3,716
Lone Star Steakhouse & Saloon*   45,000         1,170
                                           ----------
                                                4,886
                                           ----------
RETAIL -- 5.3%
Albertson's                      75,000         2,738
CML Group                       275,000           498
Corporate Express*              185,000         2,671
General Nutrition*              322,750         9,037
Lowes                            58,400         2,168
Pep Boys - Manny,
   Moe & Jack                   185,000         6,302
Saks Holdings*                   60,000         1,500
Staples*                        137,600         3,199
                                           ----------
                                               28,113
                                           ----------
RUBBER & PLASTIC -- 1.4%
Goodyear Tire & Rubber          120,000         7,598
                                           ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.7%
Intel                            77,500        10,990
VLSI Technology*                135,000         3,189
                                           ----------
                                               14,179
                                           ----------
STEEL & STEEL WORKS -- 0.3%
USX U.S. Steel Group             45,000         1,578
                                           ----------
TELEPHONES &
   TELECOMMUNICATION -- 12.8%
Airtouch Communications*        860,000        23,543
Bellsouth                        76,000         3,525
Mcleod, Class A*                185,000         6,244
Qualcomm*                       170,000         8,649
Qwest Communications Int'l*      70,700         1,927
Worldcom*                       754,600        24,147
                                           ----------
                                               68,035
                                           ----------
WATER TREATMENT -- 0.8%
U.S. Filter*                    150,000         4,088
                                           ----------
TOTAL COMMON STOCKS
(Cost $420,376)                               531,775
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.1%
Aubrey Lanston
   5.90%, dated 06/30/97, matures
   07/01/97, repurchase price $66,011
   (collateralized by U.S. Treasury Note,
   par value $50,000, 11.875%,
   11/15/03; market value $67,320)  $66          $ 66
Sanwa Bank
   5.85%, dated 06/30/97, matures
   07/01/97, repurchase price $66,011
   (collateralized by U.S. Treasury Note,
    par value $65,000, 6.625%, 06/30/01;
   market value $67,320)             66            66
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $132)                                       132
                                           ----------
TOTAL INVESTMENTS -- 100.2%
(Cost $420,508)                               531,907
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.2%)                                 (849)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 50 million authorized) based on
   24,395,839 outstanding shares              363,289
Portfolio Shares -- Class A ($0.001 par
   value -- 50 million authorized) based on
   759,395 outstanding shares                  10,067
Accumulated Net Realized Gain
   on Investments                              46,302
Net Unrealized Appreciation
   on Investments                             111,399
Undistributed Net Investment Income                 1
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $531,058
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $21.11
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $21.13
                                           ==========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS



   GROWTH EQUITY FUND

   MISCELLANEOUS                3%
   UTILITIES                    1%
   RETAIL                      11%
   FINANCE                     14%
   ENERGY                       5%
   CASH EQUIVALENTS             5%
   CHEMICAL & DRUGS            15%
   CONSUMER PRODUCTS            8%
   DURABLE GOODS               39%

   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMON STOCKS -- 98.4%
AIRCRAFT -- 2.0%
Allied Signal                    20,000   $     1,680
Boeing                           26,000         1,380
                                           ----------
                                                3,060
                                           ----------
BANKS -- 6.9%
Barnett Banks of Florida         50,000         2,625
Citicorp                         24,643         2,971
J.P. Morgan                      28,000         2,922
Norwest                          35,000         1,969
                                           ----------
                                               10,487
                                           ----------
BEAUTY PRODUCTS -- 2.4%
Colgate Palmolive                56,000         3,654
                                           ----------
CHEMICALS -- 1.9%
Monsanto                         66,600         2,868
                                           ----------
COMMUNICATIONS EQUIPMENT -- 4.0%
Cisco Systems*                   43,900         2,947
Motorola                         41,600         3,162
                                           ----------
                                                6,109
                                           ----------
COMPUTERS, SOFTWARE & SERVICES-- 13.6%
Compaq Computer*                 32,000         3,176
Computer Associates
   International                 53,926         3,003
Microsoft*                       25,032         3,163
Oracle Systems*                  81,124         4,087
Parametric Technology*           56,200         2,392
Paychex                          36,787         1,398
Peoplesoft*                      66,000         3,481
                                           ----------
                                               20,700
                                           ----------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
DRUGS -- 9.0%
Johnson & Johnson                49,000   $     3,154
Merck                            15,900         1,646
Schering Plough                  40,000         1,915
SmithKline Beecham ADR           38,550         3,532
Warner Lambert                   28,000         3,479
                                           ----------
                                               13,726
                                           ----------
ELECTRICAL EQUIPMENT -- 5.4%
General Electric                 47,178         3,084
Illinois Tool Works              70,000         3,496
Westinghouse Electric            70,400         1,628
                                           ----------
                                                8,208
                                           ----------
ENTERTAINMENT -- 1.8%
Walt Disney                      34,300         2,753
                                           ----------
FINANCIAL SERVICES -- 4.0%
FHLMC                            85,000         2,922
FNMA                             74,656         3,257
                                           ----------
                                                6,179
                                           ----------
FOOD, BEVERAGE & TOBACCO -- 4.3%
Coca Cola                        25,600         1,786
ConAgra                          25,000         1,603
Hershey Foods                    30,000         1,659
Sara Lee                         38,500         1,603
                                           ----------
                                                6,651
                                           ----------
HEALTHCARE SERVICES -- 2.3%
Health Management  Associates*  124,025         3,535
                                           ----------
HOUSEHOLD PRODUCTS -- 3.7%
Gillette                         34,800         3,297
Sunbeam Oster                    62,100         2,344
                                           ----------
                                                5,641
                                           ----------
INSURANCE -- 2.9%
American International Group     18,400         2,748
Oxford Health Plan*              22,300         1,600
                                           ----------
                                                4,348
                                           ----------
MEASURING DEVICES -- 1.0%
Honeywell                        21,000         1,593
                                           ----------
MEDICAL INFORMATION SYSTEMS -- 2.2%
HBO                              48,000         3,306
                                           ----------
MEDICAL PRODUCTS & SERVICES-- 3.6%
Acuson*                         112,000         2,576
Cardinal Health                  51,600         2,954
                                           ----------
                                                5,530
                                           ----------
PETROLEUM REFINING -- 4.7%
Baker Hughes                     38,000         1,470
Halliburton                      48,000         3,804
Schlumberger                     15,100         1,887
                                           ----------
                                                7,161
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   GROWTH EQUITY FUND (CONCLUDED)

-------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
-------------------------------------------------------
RETAIL -- 10.8%
Costco*                          45,000   $     1,479
Dayton-Hudson                    72,000         3,829
Gap                              90,000         3,499
Home Depot                       56,000         3,861
Walgreen                         70,000         3,754
                                           ----------
                                               16,422
                                           ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.6%
Intel                            27,400         3,886
Linear Technology                30,000         1,553
                                           ----------
                                                5,439
                                           ----------
TELEPHONES & TELECOMMUNICATION -- 8.3%
Brooks Fiber Properties*         97,400         3,287
LCI International*              126,834         2,774
McLeod, Class A*                 82,000         2,768
Qualcomm*                        49,900         2,539
Worldcom*                        38,137         1,220
                                           ----------
                                               12,588
                                           ----------
TOTAL COMMON STOCKS
(Cost $104,982)                               149,958
                                           ----------

REPURCHASE AGREEMENTS -- 4.0%
Aubrey Lanston
   5.90%, dated 06/30/97, matures
   07/01/97, repurchase price
   $2,048,336 (collateralized by U.S.
   Treasury Note, par value $1,610,000,
   11.875%, 11/15/03;
   market value $2,089,136)      $2,048         2,048
Hong Kong Shanghai Bank
   5.80%, dated 06/30/97, matures
   07/01/97, repurchase
   price $2,048,330 (collateralized
   by U.S. Treasury Note, par value
   $1,990,000, 7.25%, 05/15/04;
   market value $2,100,843)       2,048         2,048
Sanwa Bank
   5.85%, dated 06/30/97, matures
   07/01/97, repurchase price
   $2,048,333 (collateralized by
   U.S. Treasury Note, par value
   $2,070,000, 6.625%, 06/30/01;
   market value $2,094,840)       2,048         2,048
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $6,144)                                   6,144
                                           ----------
TOTAL INVESTMENTS -- 102.4%
(Cost $111,126)                               156,102
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (2.4%)                               (3,709)
                                           ----------

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 9,573,636 outstanding shares           $ 97,352
Portfolio Shares -- Class A ($0.001
   par value -- 100 million authorized)
   based on 304,852 outstanding shares          3,280
Accumulated Net Realized Gain
   on Investments                               6,786
Net Unrealized Appreciation
   on Investments                              44,976
Distributions in Excess of Net
   Investment Income                               (1)
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $152,393
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $15.43
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $15.39
                                           ==========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS



   SPECIAL EQUITY FUND


   MISCELLANEOUS                13%
   UTILITIES                     3%
   REAL ESTATE                   3%
   FINANCE                       9%
   ENERGY                        2%
   BUILDING & CONSTRUCTION       3%
   CASH EQUIVALENTS              1%
   CHEMICAL & DRUGS             13%
   CONSUMER PRODUCTS             9%
   DURABLE GOODS                44%


   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMON STOCKS -- 99.3%
AIRCRAFT -- 0.7%
McDonnell Douglas                 7,500    $      514
                                           ----------
APPAREL/TEXTILES -- 2.1%
Burlington Industries*            5,117            61
Fieldcrest Cannon*               17,400           331
Haggar                           20,000           255
Mothers Work*                    17,500           127
Oneita Industries*               55,000            22
Oxford Industries                20,000           567
Quaker Fabric*                   11,900           196
                                           ----------
                                                1,559
                                           ----------
AUTOMOTIVE -- 0.4%
Earl Scheib*                      4,900            30
Ford Motor                        5,000           189
Walbro                            3,000            61
                                           ----------
                                                  280
                                           ----------
BUILDING & CONSTRUCTION -- 1.3%
Cavalier Homes                   20,483           205
Jacobs Engineering Group*        29,500           793
                                           ----------
                                                  998
                                           ----------
CHEMICALS -- 2.2%
Kinark*                          57,500           194
Royal Group Technologies Ltd*    27,500           729
                                           ----------
                                                1,733
                                           ----------
COMMUNICATIONS EQUIPMENT -- 3.6%
Ciena*                           10,700           504
ITT Industries                    5,000           129
Scientific-Atlanta               31,000           678
VDI Media*                      120,000         1,350
                                           ----------
                                                2,661
                                           ----------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMPUTERS & SERVICES -- 4.9%
America Online*                   8,000    $      445
Apex PC Solutions Inc*           36,000           711
Computer Associates
   International                  7,000           390
Gametek*                         10,000            11
International Business
   Machines                      11,000           992
Mizar*                           18,200            66
Mylex*                           75,000           712
Pace Health
   Management Systems*           43,500            98
Video Lotteries Technologies*    34,200           205
                                           ----------
                                                3,630
                                           ----------
CONTAINERS & PACKAGING -- 1.2%
Ball                             20,000           601
Cronos Group*                    31,400           216
Silgan Holdings*                  1,000            39
                                           ----------
                                                  856
                                           ----------
DRUGS -- 11.3%
Anesta*                          45,200           859
Aphton*                          52,500           774
Biogen*                           6,500           220
ChiRex*                          62,000           736
Collagenex Pharmaceuticals*      46,300           556
Flamel Technologies ADR*         97,700           446
Guilford Pharmaceuticals*        40,500           982
Hybridon*                        22,500           112
Ilex Oncology*                   31,500           500
Isis Pharmaceutical*             27,300           398
Medpartners*                     45,000           973
Pharmaceutical Resources*       105,000           289
Roberts Pharmaceuticals*         12,500           140
Scios Nova*                     218,200         1,391
                                           ----------
                                                8,376
                                           ----------
ELECTRICAL EQUIPMENT -- 1.2%
Magnetek*                        54,000           898
                                           ----------
ELECTRONICS -- 4.0%
Kuhlman                          50,000         1,612
Lam Research*                    12,700           471
Smartflex Systems*                2,300            22
Teradyne*                        23,000           903
                                           ----------
                                                3,008
                                           ----------
ENERGY & POWER -- 0.3%
Comfort Systems USA Inc*         14,500           227
                                           ----------
ENTERTAINMENT -- 1.0%
Boomtown*                         5,700            51
Cinergi Pictures Entertainment*  14,300            18
Meridian Sports*                 17,300            22
Mikohn Gaming*                  110,000           481
Sports Club*                     38,000           204
                                           ----------
                                                  776
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   SPECIAL EQUITY FUND (CONTINUED)

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.5%
Harding Lawson
   Associates Group*             40,300    $      281
Philip Services*                 52,500           833
                                           ----------
                                                1,114
                                           ----------
FINANCIAL SERVICES -- 3.6%
Aames Financial                  46,500           860
Arm Financial Group*              4,500            90
Delta Financial*                 34,700           664
Mercury Finance                  75,000           183
Prentiss Properties Trust        34,000           871
                                           ----------
                                                2,668
                                           ----------
FOOD, BEVERAGE & TOBACCO -- 2.9%
General Nutrition*               36,700         1,028
Philip Morris                    10,300           457
RJR Nabisco Holdings             20,200           667
Rymer Foods*                     60,100             3
                                           ----------
                                                2,155
                                           ----------
HOTELS & LODGING -- 3.3%
HFS*                             18,500         1,073
John Q. Hammons Hotels*           9,600            89
Prime Hospitality*               64,500         1,274
U.S. Franchise Systems, Class A*  4,500            44
                                           ----------
                                                2,480
                                           ----------
HOUSEHOLD FURNISHINGS -- 0.6%
Winsloew Furniture*              44,180           483
                                           ----------
INSURANCE -- 5.7%
Conseco                          18,000           666
Everest Reinsurance Holdings     32,300         1,280
Gryphon Holdings*                36,700           560
Sunamerica                        7,500           366
Travelers                         9,501           599
Travelers Property Casualty      18,100           722
                                           ----------
                                                4,193
                                           ----------
MACHINERY -- 3.4%
Case                             12,500           861
Cummins Engine                   17,000         1,200
First Aviation*                  45,000           439
                                           ----------
                                                2,500
                                           ----------
MEASURING DEVICES -- 0.9%
Rofin-Sinar Technologies*        36,000           688
                                           ----------
MEDICAL PRODUCTS & SERVICES-- 5.7%
Acme United*                    129,200           791
American Retirement*             23,000           408
Coast Dental Services*            4,500            69
Emeritus*                        27,000           398
Harborside Healthcare*           18,000           256
Innovasive Devices*               9,000           106
Metra Biosystems*                 6,800            33
Molecular Dynamics*               1,400            20
Possis Medical*                  22,600           381
Quest Medical*                    9,000            82

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Resound*                         47,400     $     267
Spectranetics*                   27,000            86
United States Surgical           22,500           838
Urologix*                        26,500           450
Value Health*                     5,400           109
                                           ----------
                                                4,294
                                           ----------
METALS & MINING -- 1.6%
Potash of Saskatchewan            4,300           323
UCAR International*              18,500           846
                                           ----------
                                                1,169
                                           ----------
MISCELLANEOUS BUSINESS SERVICES-- 0.5%
Mecon*                           62,000           194
RMH Teleservices*                27,500           206
                                           ----------
                                                  400
                                           ----------
MISCELLANEOUS MANUFACTURING-- 1.4%
Foster Wheeler                   20,000           810
RMI Titanium*                    35,000           954
                                           ----------
                                                1,764
                                           ----------
PETROLEUM & FUEL PRODUCTS -- 3.3%
Cairn Energy USA*                63,200           829
Callon Petroleum*                 9,000           144
Shaw Group*                      35,000           569
Tidewater                        20,000           880
                                           ----------
                                                2,422
                                           ----------
PETROLEUM REFINING -- 0.7%
USX-U.S. Steel Group             14,000           491
                                           ----------
RAILROADS -- 0.7%
Union Pacific                     7,000           493
                                           ----------
REAL ESTATE -- 2.1%
Agree Realty                      9,400           193
Liberty Property Trust           25,800           642
Pacific Gulf Properties          31,400           691
                                           ----------
                                                1,526
                                           ----------
RESTAURANTS/FOOD SERVICES -- 1.5%
Darden Restaurants               50,000           453
Uno Restaurant*                  90,000           636
Vie de France*                   21,000            28
                                           ----------
                                                1,117
                                           ----------
RETAIL -- 4.4%
Bon-Ton Stores*                  46,300           370
Chicos*                           4,500            24
Corporate Express*               42,500           614
CML Group                        92,200           167
Cross-Continent Auto Retailers*  65,000           687
Drug Emporium*                   92,100           472
Hot Topic*                        4,400            99
Microage*                        40,000           735
Sportmart*                       14,400            54
Sportmart, Class A*              14,400            40
Strouds*                         19,000            33
                                           ----------
                                                3,295
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
RUBBER & PLASTIC -- 0.8%
Goodyear Tire & Rubber            4,000     $     253
O'Sullivan                       45,000           377
                                           ----------
                                                  630
                                           ----------
SEMI-CONDUCTORS/INSTRUMENTS-- 3.2%
Ess Technology*                   4,600            62
Intel                             9,000         1,276
VLSI Technology*                 45,000         1,063
                                           ----------
                                                2,401
                                           ----------
SPECIALTY CONSTRUCTION -- 1.0%
Oakwood Homes                    30,000           720
                                           ----------
STEEL & STEEL WORKS -- 1.1%
Texas Industries                 32,000           850
                                           ----------
TECHNOLOGY, SERVICES -- 0.8%
Cabletron Systems*               20,000           566
                                           ----------
TELEPHONES & TELECOMMUNICATION -- 13.0%
Aerial Communications*           92,000           782
Airtouch Communications*         41,500         1,136
Amnex*                          171,500           418
Clearnet, Class A*               40,000           485
Intermedia Communications
   of Florida*                   25,000           809
Lucent Technologies              16,500         1,189
Mcleod, Class A*                 25,000           844
Metrocall*                       25,000           112
Qualcomm*                        15,500           789
Qwest Communications Int'l*      19,100           520
Rural Cellular*                  92,000           949
Smartalk Teleservices*           65,000         1,008
Viatel*                          90,000           608
                                           ----------
                                                9,649
                                           ----------
TESTING LABORATORIES -- 0.5%
Genome Therapeutics*             45,000           388
                                           ----------
WATER TREATMENT -- 0.9%
U.S. Filter*                     25,000           681
                                           ----------
TOTAL COMMON STOCKS
(Cost $67,323)                                 73,843
                                           ----------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
Sanwa Bank
   5.85%, dated 06/30/97, matures
   07/01/97, repurchase price
   $870,141 (collateralized by
   U.S. Treasury Note, par value
   $880,000, 6.625%, 06/30/01;
   market value $890,560)          $870    $      870
                                           ----------
TOTAL REPURCHASE AGREEMENT
(Cost $870)                                       870
                                           ----------
TOTAL INVESTMENTS -- 100.5%
(Cost $68,193)                                 74,713
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.5%)                                 (386)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 1 billion authorized)
   based on 6,386,101 outstanding shares       62,238
Portfolio Shares -- Class A ($0.001
   par value -- 1 billion authorized)
   based on 208,665 outstanding shares          2,199
Accumulated Net Realized Gain
   on Investments                               3,428
Net Unrealized Appreciation
   on Investments                               6,520
Distributions in Excess of Net
   Investment Income                              (58)
                                           ----------
TOTAL NET ASSETS -- 100.0%                    $74,327
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $11.27
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $11.25
                                           ==========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997


   INTERNATIONAL GROWTH FUND

   UNITED KINGDOM           18%
   SMALLER MARKETS           9%
   OTHER PACIFIC RIM        16%
   CASH EQUIVALENTS          4%
   EUROPE                   35%
   JAPAN                    18%


   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
FOREIGN STOCKS -- 94.5%
ARGENTINA -- 0.9%
Banco Frances ADR                 4,025   $       131
Irsa GDR                          1,440            63
Perez Companc                    83,643           668
Telefonica Argentina ADR         18,500           641
                                           ----------
                                                1,503
                                           ----------
AUSTRALIA -- 1.5%
AGl                              80,000           471
Lend Lease                       25,000           528
National Australia Bank          44,500           637
QBE Insurance                   150,000           906
                                           ----------
                                                2,542
                                           ----------
AUSTRIA -- 0.9%
VA Technologie                    7,800         1,428
                                           ----------
BELGIUM -- 0.8%
Generale Banque                   3,500         1,347
                                           ----------
BRAZIL -- 1.9%
Centrais Electricas GDR*            750           105
Companhia Brasileira de
   Distribuicao Grupo de
   Acucar ADR                     4,400           100
Electrobras ADR                  38,500         1,076
Telebras ADR                     11,970         1,816
                                           ----------
                                                3,097
                                           ----------
CHILE -- 0.7%
Compania de Telecom de
   Chile ADR                     32,000         1,056
Santa Isabel ADR                  2,100            68
                                           ----------
                                                1,124
                                           ----------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
DENMARK -- 1.7%
Coloplast, Series B               3,100   $       207
Danske Traelast                   2,430           222
Novo-Nordisk, Class B            20,000         2,180
Sydbank                           4,824           220
                                           ----------
                                                2,829
                                           ----------
FINLAND -- 0.4%
Amer Group                       20,000           360
Nokia AB, Series A                3,080           230
                                           ----------
                                                  590
                                           ----------
FRANCE -- 7.8%
Air Liquide                      11,450         1,816
Alcatel Alsthom                   2,500           313
AXA                              28,595         1,777
Cie Financiere de Paribas,
   Class A                        3,865           267
Cie Generale des Eaux             9,248         1,184
Cie Generale des Eaux Warrants    2,000             1
Hermes International                540            50
Michelin `B'                     27,900         1,674
Penauille Polyservices            1,000           226
Rhone Poulenc                    44,000         1,796
Schneider                        32,900         1,750
SGS-Thomson Microelectronics*     2,265           179
Societe Nationale Elf Aquitaine  15,166         1,635
Valeo                             3,000           186
                                           ----------
                                               12,854
                                           ----------
GERMANY -- 9.0%
Bayer                             2,500            96
BMW                               1,950         1,607
Deutsche Bank AG                 34,100         2,002
Eurobike                          7,000           197
Fried Krupp                         665           131
Hoechst                          47,402         2,008
Leica Camera                      5,525           136
Mannesmann                        5,700         2,545
Puma                              5,500           169
SGL Carbon                       10,100         1,379
Veba                             40,749         2,301
Volkswagen                        2,800         2,122
Wella                               450           304
                                           ----------
                                               14,997
                                           ----------
HONG KONG -- 6.7%
Amoy Properties                 635,000           701
Cheung Kong Holdings            159,000         1,570
China Light & Power             140,000           793
China Overseas Land &
   Investment                   950,000           766
Citic Pacific                   100,000           625
First Pacific                   502,000           642
Giordano                        650,000           445
HSBC Holdings                    50,481         1,518
Hutchison Whampoa               161,000         1,392
New World Development           182,000         1,085
Swire Pacific, Series A          79,500           716
Swire Pacific, Series B         550,000           834
                                           ----------
                                               11,087
                                           ----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
HUNGARY -- 0.1%
Pannoplast RT                     3,200  $        161
                                           ----------
INDIA -- 1.9%
Himilayan Fund*                  75,918         1,146
Icici GDR*                       60,000           840
Indian Opportunities Fund*       41,981           410
Videsh Sanchar Nigam GDR*        35,000           726
                                           ----------
                                                3,122
                                           ----------
INDONESIA -- 2.4%
Bank Bali "F"                   300,000           802
Bank International
   Indonesia "F"              1,100,000           950
Indosat "F"                     275,000           823
Telekomunikasi "F"              850,000         1,390
                                           ----------
                                                3,965
                                           ----------
ISRAEL -- 0.6%
Near East Opportunity Fund*      59,000           878
Tadarin Limited*                  4,032           113
                                           ----------
                                                  991
                                           ----------
ITALY -- 1.8%
Banca Popolare
   Commercio e Industria         19,650           237
Bulgari                          46,000           262
ENI SPA                         255,967         1,447
Fila ADR                          3,500           117
Finanziaria Autogrill*          188,250           315
Gucci Group ADR                   2,400           155
Industrie Natuzzi Spa ADR        17,500           448
                                           ----------
                                                2,981
                                           ----------
JAPAN -- 17.3%
77th Bank                        33,000           320
Canon                            79,000         2,152
DDI                                 145         1,071
Eiden Sakakiya                   30,000           251
Hitachi                         115,000         1,285
Honda Motor                      25,000           753
Hoya                              8,000           356
Ito Yokado                       24,000         1,393
Kamigumi                         95,000           535
Kao                              21,000           291
Kyocera                          13,000         1,033
Mabuchi Motor                     8,000           464
Marui Company                    39,000           725
Mitsubishi Heavy Industries     171,000         1,312
Mitsui Fudosan                   66,000           910
Nippon Express                   80,000           639
Nitto Denko                      32,000           623
Nomura Securities                56,000           772
Riso Kagaku Corporation           5,100           419
Rohm Company                     24,000         2,472
Secom                            16,000         1,175
Shimachu                         17,000           511
Shin-Etsu Chemical               56,000         1,486
Sony Corporation                 24,000         2,093
Sumitomo Electric                75,000         1,257
Suzuki Motor                     24,000           304

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Taisho Pharmaceutical            25,000  $        674
Tokio Marine & Fire Insurance    63,000           825
Toyota Motor                     51,000         1,505
Yamanouchi Pharmaceutical        38,000         1,022
                                           ----------
                                               28,628
                                           ----------
MALAYSIA -- 1.1%
AMMB Holdings                   117,000           728
AMMB Holdings Rights*           100,000            36
AMMB Holdings Warrants*          10,000            13
Edaran Otomobil                  63,000           537
Malaysian Oxygen                100,000           507
                                           ----------
                                                1,821
                                           ----------
MEXICO -- 1.9%
Cifra SA, Series B              550,000         1,011
Corporacion Industrial Alfa      61,945           423
Empresas ICA Sociedad            18,300           294
Grupo Corvi UBL*                120,000            70
Grupo Financiero Banamex        355,000           930
Grupo Modelo, Series C            9,000            62
Grupo Radio Centro ADR            3,300            39
Grupo Televisa GDR                4,000           122
Industrias CH, Series B*         30,000           123
                                           ----------
                                                3,074
                                           ----------
NETHERLANDS -- 3.0%
Gucci Group NV                    1,400            90
ING Groep                        51,305         2,364
Phillips Electronics NV          30,000         2,148
Vendex International              4,000           219
Wolters Kluwer                      800            97
                                           ----------
                                                4,918
                                           ----------
NORWAY -- 0.2%
Tomra Systems                    13,500           276
                                           ----------
PERU -- 0.0%
Credicorp                         4,230            93
                                           ----------
PHILIPPINES -- 1.5%
Ayala Land, Series B            800,000           736
Belle*                        4,000,000         1,169
Philippine Long Distance
   Telephone ADR                 10,000           643
                                           ----------
                                                2,548
                                           ----------
SINGAPORE -- 0.5%
Development Bank of Singapore    74,000           932
                                           ----------
SOUTH KOREA -- 0.4%
Korea Electric Power ADR         35,000           654
Samsung Electronics               2,463            67
                                           ----------
                                                  721
                                           ----------
SPAIN -- 2.5%
Banco de Santander               71,400         2,200
Corp Financiera Reunida          75,000           316
Telefonica de Espana             55,000         1,590
                                           ----------
                                                4,106
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   INTERNATIONAL GROWTH FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
SWEDEN -- 1.6%
ABB AB, Class A                 134,200   $     1,882
Ericsson Telephone ADR            8,360           329
SSAB A                           20,000           408
                                           ----------
                                                2,619
                                           ----------
SWITZERLAND -- 5.3%
Ciba Speciality Chemicals*          557            51
Credit Suisse Group              18,000         2,311
Disetronic                          130           263
Novartis AG                       2,217         3,542
Oerlikon-Buehrle                    790            92
Roche                               276         2,495
                                           ----------
                                                8,754
                                           ----------
TAIWAN -- 0.3%
Standard Foods Taiwan GDR*       50,000           479
                                           ----------
THAILAND -- 0.6%
Ruam Pattan Fund II           1,281,000           386
Siam Cement "F"                  16,000           277
Siam Commercial Bank            100,000           410
                                           ----------
                                                1,073
                                           ----------
UNITED KINGDOM -- 18.3%
3i Group                         35,130           292
Barclays Bank                    14,425           286
Brit-Borneo Petroleum
   Syndicate                     14,250           336
British Aerospace                14,475           322
British Petroleum                24,320           302
British Sky Broadcasting         30,420           223
British Telecommunications      157,000         1,166
Cable & Wireless                 85,000           782
General Electric                158,000           944
GKN                              74,500         1,283
Glaxo Wellcome                   67,000         1,383
Granada Group                    74,750           983
JJB Sports                       34,200           280
Ladbroke                        374,430         1,465
Lasmo                           240,318         1,038
Logica                           21,300           246
Manchester United                28,850           292
Marks & Spencer                 164,000         1,360
McKechnie                        76,500           538
National Power                   33,420           290
National Westminster Bank        60,000           807
Next                             24,500           277
NFC                             333,000           723
Norwich Union PLC                27,200           145
Prudential                       28,100           272
Railtrack Group                  28,090           292
Reckitt & Coleman               102,500         1,528
Rentokil Group                   79,000           276
Royal Bank of Scotland          149,000         1,388
Safeway                         158,144           915
Scottish Power                  187,000         1,217
Shell Transportation
    & Trading                   235,500         1,605
SmithKline Beecham Units         15,100           278
SmithKline Beecham, Series A      2,190            40

-------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
-------------------------------------------------------
Smiths Industries                86,782   $     1,112
Standard Chartered Bank          17,840           272
Tesco                            47,900           295
TSB Lloyds Group                170,500         1,748
Unilever                         57,200         1,639
Wassall                         119,625           615
Wolseley                         98,000           764
Zeneca Group                      9,600           317
                                           ----------
                                               30,336
                                           ----------
VENEZUELA -- 0.9%
Cia Anonima Telecom ADR*         33,000         1,423
                                           ----------
TOTAL FOREIGN STOCKS
(Cost $128,125)                               156,419
                                           ----------

FOREIGN PREFERRED STOCKS -- 1.2%
AUSTRALIA -- 0.5%
Newscorp                            220           867
                                           ----------
BRAZIL -- 0.6%
Petroleo Brasileira ADR          35,000         1,015
                                           ----------
GERMANY -- 0.1%
Fresnius                            888           202
                                           ----------
TOTAL FOREIGN PREFERRED STOCKS
(Cost $1,908)                                   2,084
                                           ----------

CONVERTIBLE BONDS -- 0.9%
JAPAN -- 0.9%
Mitsubishi Bank
   3.000%, 11/30/02           $     900           984
Namco
   4.700%, 09/30/98              35,000           434
                                           ----------
                                                1,418
                                           ----------
MALAYSIA -- 0.0%
AMMB
   5.000%, 05/13/02                 100            34
                                           ----------
TOTAL CONVERTIBLE BONDS
(Cost $1,406)                                   1,452
                                           ----------

DEMAND DEPOSIT -- 3.9%
Morgan Stanley
   4.350%, 07/01/97               6,500         6,500
                                           ----------
TOTAL DEMAND DEPOSIT
(Cost $6,500)                                   6,500
                                           ----------
TOTAL INVESTMENTS -- 100.5%
(Cost $137,939)                               166,455
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.5%)                                 (907)
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($.001 par
   value -- 25 million authorized)
   based on 11,084,932 outstanding shares    $130,725
Portfolio Shares -- Class A ($.001 par
   value -- 25 million authorized) based
   on 165,406 outstanding shares                2,133
Accumulated net realized gain
   on investments                               3,773
Net unrealized depreciation on
   forward foreign currency contracts,
   foreign currency and translation of
   other assets and liabilities in
   foreign currency                                (3)
Net unrealized appreciation
   on investments                              28,516
Accumulated net investment income                 404
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $165,548
                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $14.72
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS A                        $14.70
                                           ==========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPTS
"F" -- FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPTS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   BALANCED FUND

   U.S. TREASURY OBLIGATIONS          18%
   U.S. GOVERNMENT BACKED BONDS        5%
   U.S. AGENCY BACKED BONDS            5%
   CORPORATE BONDS                     7%
   CASH EQUIVALENTS                    6%
   COMMON STOCK                       59%


   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 59.2%
AIRCRAFT -- 0.8%
Boeing                           18,400   $       976
                                           ----------
BANKS -- 1.9%
Citicorp                         10,000         1,206
J.P. Morgan                      10,000         1,044
                                           ----------
                                                2,250
                                           ----------
BEAUTY PRODUCTS -- 1.8%
Colgate Palmolive                21,800         1,422
Procter & Gamble                  5,000           706
                                           ----------
                                                2,128
                                           ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.0%
Comcast, Class A                 50,000         1,069
TCI Satellite Entertainment*      4,300            34
                                           ----------
                                                1,103
                                           ----------
CHEMICALS -- 0.8%
Monsanto                         21,750           937
                                           ----------
COMMUNICATIONS EQUIPMENT -- 3.2%
Cisco Systems*                   19,600         1,316
Motorola                         17,000         1,292
Qualcomm*                        23,500         1,196
                                           ----------
                                                3,804
                                           ----------
COMPUTERS, SOFTWARE & SERVICES-- 5.9%
Compaq Computer*                 13,000         1,290
Computer Associates
   International                 24,000         1,337
Microsoft*                       11,000         1,390
Oracle Systems*                  29,000         1,461
Peoplesoft*                      28,000         1,477
                                           ----------
                                                6,955
                                           ----------
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPTS
"F" -- FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPTS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   BALANCED FUND (CONTINUED)

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
DRUGS -- 7.2%
Amgen*                           20,000   $     1,162
Bristol-Myers Squibb             12,000           972
Genzyme*                         30,000           833
Glaxo ADR                        29,400         1,229
Merck                             7,000           725
Schering Plough                  20,000           958
SmithKline Beecham ADR           11,800         1,081
Warner Lambert                   12,000         1,491
                                           ----------
                                                8,451
                                           ----------
ELECTRICAL EQUIPMENT -- 2.9%
Emerson Electric                 17,300           953
General Electric                 20,200         1,321
Westinghouse Electric            47,000         1,087
                                           ----------
                                                3,361
                                           ----------
ENTERTAINMENT -- 0.6%
Walt Disney                       8,500           682
                                           ----------
FINANCIAL SERVICES -- 2.2%
FHLMC                            41,000         1,409
FNMA                             28,000         1,222
                                           ----------
                                                2,631
                                           ----------
FOOD, BEVERAGE & TOBACCO -- 1.8%
Coca Cola                        13,400           935
Philip Morris                    13,500           599
Sara Lee                         15,000           624
                                           ----------
                                                2,158
                                           ----------
HEALTHCARE SERVICES -- 3.3%
HBO                              19,500         1,343
Health Management Associates*    52,299         1,491
Oxford Health Plan*              15,000         1,076
                                           ----------
                                                3,910
                                           ----------
HOUSEHOLD PRODUCTS -- 1.7%
Gillette                         13,800         1,308
Sunbeam Oster                    19,000           717
                                           ----------
                                                2,025
                                           ----------
INSURANCE -- 1.8%
American International Group      8,000         1,195
General Re                        5,000           910
                                           ----------
                                                2,105
                                           ----------
MACHINERY -- 1.7%
Caterpillar                       9,500         1,020
Deere                            17,500           960
                                           ----------
                                                1,980
                                           ----------
MEASURING DEVICES -- 1.1%
Honeywell                        17,000         1,290
                                           ----------
MEDICAL PRODUCTS & SERVICES-- 3.3%
Acuson*                          35,000           805
Boston Scientific*               15,000           922
Cardinal Health                  22,850         1,308
Johnson & Johnson                13,200           850
                                           ----------
                                                3,885
                                           ----------

-------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
-------------------------------------------------------
METALS & MINING -- 0.8%
Aluminum Company of America      12,700   $       957
                                           ----------
PETROLEUM REFINING -- 6.4%
Amoco                            12,400         1,078
Atlantic Richfield               12,000           846
Chevron                          17,100         1,264
Exxon                            19,500         1,199
Mobil                            16,200         1,132
Schlumberger                      7,700           963
Texaco                           10,000         1,088
                                           ----------
                                                7,570
                                           ----------
RETAIL -- 3.9%
Costco*                          30,000           986
Dayton-Hudson                    27,000         1,436
Gap                              30,000         1,166
Home Depot                       15,000         1,034
                                           ----------
                                                4,622
                                           ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.9%
Intel                             7,500         1,064
                                           ----------
TECHNOLOGY, SERVICES -- 0.7%
Paychex                          21,000           798
                                           ----------
TELEPHONES & TELECOMMUNICATION-- 3.5%
Alltel                           30,000         1,003
LCI International*               48,000         1,050
McLeod, Class A*                 24,000           810
Worldcom*                        39,900         1,277
                                           ----------
                                                4,140
                                           ----------
TOTAL COMMON STOCKS
(Cost $50,338)                                 69,782
                                           ----------
U.S. TREASURY OBLIGATIONS -- 18.2%
U.S. Treasury Bonds
   6.000%, 08/15/99              $1,500         1,496
   7.250%, 05/15/16                 500           521
   8.750%, 05/15/17                 665           800
U.S. Treasury Notes
   8.500%, 07/15/97               1,215         1,216
   8.125%, 02/15/98               1,670         1,694
   6.125%, 05/15/98               1,000         1,003
   9.250%, 08/15/98               1,620         1,677
   8.875%, 11/15/98               1,105         1,146
   8.875%, 02/15/99                 110           115
   6.000%, 06/30/99               2,000         1,999
   6.000%, 10/15/99                 500           499
   5.875%, 11/15/99               2,000         1,987
   7.750%, 11/30/99                 700           724
   6.375%, 01/15/00                 500           502
   7.500%, 11/15/01               3,235         3,370
   6.625%, 03/31/02               1,000         1,008
   7.500%, 02/15/05                 600           634
   6.500%, 08/15/05                 500           498
   6.875%, 05/15/06                 500           510
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,553)                                 21,399
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.6%
FHLB
   8.120%, 09/26/06              $1,800   $     1,801
   8.000%, 10/17/11               1,250         1,260
FHLMC
   6.440%, 01/28/00                 500           501
   8.150%, 09/12/06                 500           500
   8.025%, 09/15/06               1,000         1,025
   8.055%, 09/30/11               1,000         1,015
FNMA
   5.940%, 12/12/05                 500           474
                                           ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,548)                                   6,576
                                           ----------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 5.3%
FHLMC
   6.000%, 05/01/08                 670           646
   5.500%, 11/01/08                 569           536
FNMA
   6.500%, 08/01/10                 236           231
   6.500%, 09/01/10                 307           301
   6.500%, 11/01/24                 467           447
GNMA
   7.500%, 10/15/11               2,365         2,407
   9.000%, 10/15/19                 161           170
   7.500%, 03/15/26               1,479         1,483
                                           ----------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS
(Cost $6,245)                                   6,221
                                           ----------

CORPORATE OBLIGATIONS -- 6.8%
BANKING -- 1.5%
First Bank System
   6.875%, 09/15/07                 500           489
MBNA
   7.250%, 09/15/02                 185           186
Midland Bank
   6.950%, 03/15/11                 200           193
Nationsbank
   6.500%, 03/15/06                 200           192
Provident Bank
   6.125%, 12/15/00                  25            25
Royal Bank of Scotland
   6.375%, 02/01/11                 205           188
Santander
   7.250%, 11/01/15                 100            96
U.S. Bancorp
   6.750%, 10/15/05                 500           488
                                           ----------
                                                1,857
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
FINANCIAL SERVICES -- 2.7%
Chrysler Financial
   6.950%, 03/25/02             $   500  $        501
CSR Finance
   7.700%, 07/21/25                 200           202
Donaldson Lufkin & Jenrette
   6.875%, 11/01/05                 185           180
Ford Motor Credit
   6.375%, 04/15/00                 500           498
   6.250%, 11/08/00                 500           494
   7.500%, 01/15/03               1,000         1,028
Merrill Lynch
   7.000%, 04/27/08                 250           248
                                           ----------
                                                3,151
                                           ----------
INDUSTRIAL -- 2.6%
Arco Chemical
   10.250%, 11/01/10                210           266
Bellsouth
   7.000%, 02/01/05                 500           504
Coca Cola
   6.000%, 07/15/03               1,000           960
Dayton Hudson
   8.500%, 12/01/22                 500           510
ITT
   7.375%, 11/15/15                 360           335
Laidlaw
   8.750%, 04/15/25                  75            83
MacMillan Bloedel
   7.700%, 02/15/26                 215           202
Noranda
   8.125%, 06/15/04                 195           205
                                           ----------
                                                3,065
                                           ----------
TOTAL CORPORATE OBLIGATIONS
(Cost $8,166)                                   8,073
                                           ----------

REPURCHASE AGREEMENTS -- 5.9%
Aubrey Lanston
   5.90%, dated 06/30/97, matures
   07/01/97, repurchase price
   $1,728,283 (collateralized by U.S.
   Treasury Note, par value $1,360,000,
   11.875%, 11/15/03;
   market value $1,764,736)       1,728         1,728
Hong Kong Shanghai Bank
   5.80%, dated 06/30/97, matures
   07/01/97, repurchase price $1,728,278
   (collateralized by U.S. Treasury Note,
   par value $1,680,000,
   7.25%, 05/15/04;
   market value $1,773,576)       1,728         1,728

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997


   BALANCED FUND (CONCLUDED)

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------

Sanwa Bank
   5.85%, dated 06/30/97, matures
   07/01/97, repurchase price
   $1,728,281 (collateralized by U.S.
   Treasury Note, par value $1,745,000,
   6.625%, 06/30/01;
   market value $1,765,940)      $1,728    $    1,728

Swiss Bank
   5.875%, dated 06/30/97, matures
   07/01/97, repurchase price
   $1,728,282 (collateralized by
   U.S. Treasury Note, par value
   $1,795,000, 5.625%, 11/30/00;
   market value $1,770,409)       1,728         1,728
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $6,912)                                   6,912
                                           ----------
TOTAL INVESTMENTS -- 101.0%
(Cost $99,764)                                118,963
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (1.0%)                               (1,123)
                                           ----------

-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 100 million authorized)
   based on 8,407,085 outstanding shares    $  90,012
Portfolio Shares -- Class A ($0.001
   par value -- 100 million authorized)
   based on 310,422 outstanding shares          3,413
Accumulated Net Realized Gain
   on Investments                               5,216
Net Unrealized Appreciation
   on Investments                              19,199
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $117,840
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $13.52
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $13.52
                                           ==========
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS


   SHORT TERM INCOME FUND

   [PIE CHART]
   U.S. TREASURY OBLIGATIONS     42%
   CASH EQUIVALENTS              10%
   CORPORATE BONDS               48%

   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 39.6%
U.S. Treasury Notes
   5.750%, 10/31/97              $  500     $     500
   7.375%, 11/15/97               1,000         1,006
   6.000%, 12/31/97                 575           576
   5.625%, 01/31/98                 750           750
   6.125%, 03/31/98                 500           502
   5.875%, 04/30/98               2,000         2,002
   6.125%, 05/15/98               1,000         1,003
   6.000%, 05/31/98               1,000         1,002
   6.125%, 08/31/98               1,000         1,003
   6.000%, 09/30/98               2,500         2,503
   5.875%, 10/31/98               1,000           999
   5.750%, 12/31/98               1,000           997
   6.375%, 01/15/99               1,000         1,006
   5.875%, 01/31/99               1,000           998
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,842)                                 14,847
                                           ----------

CORPORATE BONDS -- 35.7%
BANKING -- 4.0%
American Express Centurion Bank
   5.738%, 08/21/98               1,000         1,001
Citicorp
   6.013%, 11/23/99                 500           502
                                           ----------
                                                1,503
                                           ----------
FINANCIAL SERVICES -- 21.2%
American General Finance
   7.000%, 10/01/97                 985           988
Associates of North America
   6.250%, 03/15/99                 525           524
Chrysler Financial
   6.375%, 01/28/00                 510           507
Credit Suisse
   5.628%, 03/13/98               1,000         1,000

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
Fleet Mortgage Group
   6.500%, 09/15/99              $  500     $     501
Lehman Brothers Holdings
   6.375%, 06/01/98                 500           501
Mellon Financial
   7.625%, 11/15/99                 255           263
Morgan Stanley Group
   5.853%, 02/26/99               1,250         1,250
   5.625%, 03/01/99               1,000           991
Salomon
   6.500%, 03/01/00                 750           745
Sears Roebuck Acceptance
   6.380%, 02/16/99                 650           652
                                           ----------
                                                7,922
                                           ----------
INDUSTRIAL -- 10.5%
AT&T Capital
   5.970%, 02/27/98               1,000         1,000
Shell Oil
   6.950%, 12/15/98               1,000         1,010
Time Warner
   7.450%, 02/01/98                 735           740
USX
   6.650%, 10/09/97               1,200         1,202
                                           ----------
                                                3,952
                                           ----------
TOTAL CORPORATE BONDS
(Cost $13,375)                                 13,377
                                           ----------

COMMERCIAL PAPER -- 1.3%
BANKING -- 1.3%
Abn Amro North American Finance
   5.392%, 07/28/97                 500           498
                                           ----------
TOTAL COMMERCIAL PAPER
(Cost $498)                                       498
                                           ----------

TIME DEPOSITS -- 10.0%
BANKING -- 4.7%
First Union Bank
   6.000%, 07/01/97               1,752         1,752
                                           ----------
FINANCIAL SERVICES -- 5.3%
Allstate
   5.745%, 07/01/97               2,000         2,000
                                           ----------
TOTAL TIME DEPOSITS
(Cost $3,752)                                   3,752
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   SHORT TERM INCOME FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
ASSET-BACKED SECURITIES -- 12.4%
Cit Rv Owner Trust,
   Series 1995-B, Class A
   6.500%, 04/15/11                $258     $     260
Eqcc Home Equity Loan Trust,
   Series 1996-2, Class A2
   6.700%, 09/15/08                 250           251
Eqcc Home Equity Loan Trust,
   Series 1997-1, Class A3
   6.840%, 09/15/11                 750           753
Independent National Mortgage,
   Series 96-A, Class A1
   6.710%, 09/25/26                 638           642
Money Store Home Equity Loan
   Trust, Series 93-B
   5.400%, 08/15/05                 333           329
Navistar Financial Owner Trust,
   Series 1997-A, Class A2
   6.350%, 01/15/00                 500           502
Student Loan Marketing Association,
   Series 1997-1, Class A1 (A)
   5.530%, 10/25/05                 750           749
Union Acceptance,
   Series 1997-A, Class A
   6.130%, 07/10/01                 404           405
Union Acceptance, Series 96-A
   5.400%, 04/07/03                 572           567
WFS Financial Owner Trust,
   Series 1996-B, Class A2 CMO
   6.200%, 05/20/99                 203           203
                                           ----------
TOTAL ASSET-BACKED SECURITIES
(Cost $4,655)                                   4,661
                                           ----------
TOTAL INVESTMENTS -- 99.0%
(Cost $37,122)                                 37,135
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 1.0%                                    369
                                           ----------

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 1 billion authorized)
   based on 3,713,316 outstanding shares      $37,088
Portfolio Shares -- Class A ($0.001
   par value -- 1 billion authorized)
   based on 49,473 outstanding shares             492
Accumulated Net Realized Loss
   on Investments                                 (89)
Net Unrealized Appreciation
   on Investments                                  13
                                           ----------
TOTAL NET ASSETS -- 100.0%                    $37,504
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS Y                         $9.97
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS A                         $9.96
                                           ==========
CMO -- COLLATERALIZED MORTGAGE OBLIGATIONS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS



   SHORT-INTERMEDIATE BOND FUND

  [PIE CHART]
   U.S. TREASURY OBLIGATIONS       52%
   CASH EQUIVALENTS                 4%
   CORPORATE BONDS                 42%
   U.S. AGENCY BACKED BONDS         2%

   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 52.7%
U.S. Treasury Notes
   6.000%, 08/31/97           $   1,500    $    1,501
   7.375%, 11/15/97               4,000         4,025
   5.125%, 02/28/98               1,500         1,494
   6.000%, 05/31/98              12,145        12,169
   7.125%, 10/15/98               4,105         4,165
   5.625%, 11/30/98               1,630         1,623
   8.875%, 02/15/99               1,755         1,830
   6.500%, 04/30/99               9,035         9,100
   6.000%, 10/15/99               2,200         2,196
   7.750%, 12/31/99               2,500         2,588
   7.750%, 01/31/00                   8             8
   7.125%, 02/29/00               6,735         6,880
   8.000%, 05/15/01               6,635         7,004
   6.625%, 07/31/01              17,355        17,512
   6.500%, 08/31/01               3,850         3,867
   6.625%, 04/30/02               5,775         5,826
   6.250%, 02/15/07               1,675         1,638
   6.625%, 05/15/07               4,000         4,030
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $87,474)                                 87,456
                                           ----------

U.S. AGENCY MORTGAGE-BACKED BONDS -- 2.6%
FHLMC
   6.750%, 03/15/07               1,755         1,760
FNMA
   6.500%, 08/01/10               1,482         1,453
   6.500%, 10/01/10               1,120         1,098
                                           ----------
TOTAL U.S. AGENCY MORTGAGE-BACKED BONDS
(Cost $4,322)                                   4,311
                                           ----------

CORPORATE OBLIGATIONS -- 23.2%
BANKING -- 4.5%
Bank One
   7.600%, 05/01/07               1,815         1,865

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
BCH Cayman Islands Limited
   7.700%, 07/15/06              $1,630   $     1,671
Security Pacific
   11.500%, 11/15/00              1,955         2,234
Societe Generale
   7.400%, 06/01/06               1,755         1,768
                                           ----------
                                                7,538
                                           ----------
FINANCIAL SERVICES -- 6.7%
Associates Corporation of
   North America
   6.375%, 08/15/98               1,500         1,504
Dean Witter Discover
   6.300%, 01/15/06               1,540         1,463
Ford Motor Credit
   6.800%, 08/15/97               1,000         1,002
Lehman Brothers
   7.250%, 04/15/03               2,630         2,640
Paine Webber Group
   6.500%, 11/01/05               1,745         1,653
Salomon
   7.200%, 02/01/04               2,810         2,810
                                           ----------
                                               11,072
                                           ----------
INDUSTRIALS -- 9.2%
Barrick Gold
   7.500%, 05/01/07               1,780         1,816
CSR America
   6.875%, 07/21/05               1,670         1,645
Loews
   6.750%, 12/15/06               1,705         1,652
Nabisco
   6.850%, 06/15/05               1,425         1,388
Noranda
   8.125%, 06/15/04               1,770         1,858
Tele-Communications
   8.650%, 09/15/04                 985         1,027
Time Warner
   7.750%, 06/15/05               1,770         1,805
United Air Lines
   6.750%, 12/01/97               2,435         2,443
USX
   9.625%, 08/15/03               1,490         1,672
                                           ----------
                                               15,306
                                           ----------
UTILITIES -- 2.8%
Coastal
   8.125%, 09/15/02               1,370         1,437
Tosco
   7.625%, 05/15/06               1,790         1,832
Penn Power and Light
   7.750%, 05/01/02               1,280         1,328
                                           ----------
                                                4,597
                                           ----------
TOTAL CORPORATE OBLIGATIONS
(Cost $38,388)                                 38,513
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   SHORT-INTERMEDIATE BOND FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
ASSET-BACKED SECURITIES -- 19.6%
Aames Mortgage Trust,
   Series 96-B, Class A1B
   7.275%, 05/15/20              $2,100    $    2,123
Banc One Auto Guarantor Trust,
   Series 1997-A, Class A
   6.270%, 11/20/03               1,867         1,867
Citicorp Mortgage Securities,
   Series 97-1, Class A2
   7.250%, 02/25/27               1,775         1,772
Countrywide Mortgage Broker
   Services, Series 97-A1, Class A1
   7.000%, 03/25/27               1,869         1,866
Eqcc, Series 1996-4, Class A5
   6.710%, 07/15/11               1,875         1,868
Equivantage Home Loan Trust,
   Series 96-1, Class A1
   6.550%, 10/25/25                 830           818
General Electric Capital Mortgage
   Services, Series 97-3, Class A4
   7.500%, 04/25/27               1,800         1,815
Independent National Mortgage,
   Series  96-A, Class A1
   6.710%, 09/25/26               2,700         2,714
Metlife Captial Equipment Loan
   Trust, Series 97-A, Class A
   6.850%, 05/20/08               1,600         1,606
Money Store Home Equity Trust,
   Series 96-B, Class A7
   7.550%, 06/15/20               3,000         3,065
Residential Asset Securization Trust,
   Series 97-A3, Class A10
   7.250%, 05/25/27               1,770         1,768
Saxon Asset Securities Trust,
   Series 96-2, Class A2
   6.475%, 11/25/20               1,993         1,979
Sears Credit Account Master Trust,
   Series 95-3, Class A
   7.000%, 10/15/04               3,000         3,045
Standard Credit Card Master Trust,
   Series 95-6, Class A
   6.750%, 06/07/00               2,000         2,016
Union Acceptance,
   Series 96-A, Class A
   5.400%, 04/07/03               1,544         1,531
WFS Financial Owner Trust,
   Series 1996-D, Class A3
   6.050%, 07/20/01               2,650         2,636
                                           ----------
TOTAL ASSET-BACKED SECURITIES
(Cost $32,288)                                 32,489
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENT -- 4.3%
Sanwa Bank
   5.85%, dated 06/30/97, matures
   07/01/97, repurchase price
   $7,121,157 (collateralized by
   U.S. Treasury Note, par value
   $7,200,000, 6.625%, 06/30/01;
   market value $7,286,400)      $7,120    $    7,120
                                           ----------
TOTAL REPURCHASE AGREEMENT
(Cost $7,120)                                   7,120
                                           ----------
TOTAL INVESTMENTS -- 102.4%
(Cost $169,592)                               169,889
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (2.4%)                               (3,984)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 100 million authorized)
   based on 16,602,388 outstanding shares     165,179
Portfolio Shares -- Class A ($0.001
   par value -- 100 million authorized)
   based on 280,076 outstanding shares          3,380
Accumulated Net Realized Loss
   on Investments                              (2,951)
Net Unrealized Appreciation
   on Investments                                 297
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $165,905
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.83
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                   $9.83
                                           ==========

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

   [PIE CHART]
   GOVERNMENT INCOME FUND
   U.S. TREASURY OBLIGATIONS         23%
   CASH EQUIVALENTS                   2%
   U.S. AGENCY BACKED BONDS          12%
   U.S. GOVERNMENT BACKED BONDS      63%


   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.1%
U.S. Treasury Bond
   6.625%, 02/15/27              $1,250     $   1,223
U.S. Treasury Notes
   6.375%, 05/15/99                 970           975
   8.000%, 05/15/01               1,200         1,267
   6.500%, 08/31/01               1,000         1,004
   6.625%, 04/30/02                 300           303
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,760)                                   4,772
                                           ----------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 62.9%
GNMA
   8.000%, 09/15/09                 668           690
   8.000%, 02/15/22                 336           344
   8.000%, 09/15/22                  59            60
   8.000%, 10/15/22                 257           262
   8.000%, 11/15/22                 468           479
   7.000%, 04/15/23                 348           341
   7.500%, 08/15/23               1,109         1,112
   6.500%, 11/15/23                 442           423
   7.000%, 01/15/24                 805           791
   8.000%, 05/15/25                 839           858
   6.500%, 12/15/25                 992           949
   7.500%, 02/15/26                 469           471
   6.500%, 04/15/26                 487           465
   8.000%, 05/15/26                 961           983
   8.000%, 06/15/26                 694           709
   8.000%, 08/15/26               1,987         2,032
   8.000%, 09/15/26               1,992         2,038
                                           ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
(Cost $12,946)                                 13,007
                                           ----------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED BONDS -- 11.6%
FHLMC
   6.000%, 05/01/08                $330     $     318
FNMA
   7.000%, 10/01/22                 696           682
   7.000%, 11/01/26                 401           393
   7.500%, 05/01/27                 996           999
                                           ----------
TOTAL U.S. AGENCY MORTGAGE-BACKED BONDS
(Cost $2,415)                                   2,392
                                           ----------

REPURCHASE AGREEMENT -- 1.8%
Sanwa Bank
   5.85% dated 06/30/97, matures
   07/01/97, repurchase price
   $375,061 (collateralized by
   U.S. Treasury Note, par value
   $380,000, 6.625%, 06/30/01;
   market value $384,560)           375           375
                                           ----------
TOTAL REPURCHASE AGREEMENT
(Cost $375)                                       375
                                           ----------
TOTAL INVESTMENTS -- 99.4%
(Cost $20,496)                                 20,546
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.6%                                    121
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 100 million authorized)
   based on 1,948,080 outstanding shares       19,281
Portfolio Shares -- Class A ($0.001
   par value -- 100 million authorized)
   based on 170,059 outstanding shares          1,722
Accumulated Net Realized Loss
   on Investments                                (385)
Net Unrealized Appreciation
   on Investments                                  50
Distribution in Excess of Net
   Investment Income                               (1)
                                           ----------
TOTAL NET ASSETS -- 100.0%                    $20,667
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.76
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                   $9.76
                                           ==========

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE CORPORATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   BOND FUND

   [PIE CHART]
   U.S. TREASURY OBLIGATIONS              35%
   U.S. GOVERNMENT BACKED BONDS            8%
   CASH EQUIVALENTS                        2%
   CORPORATE BONDS                        33%
   U.S. AGENCY BACKED BONDS               22%

   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 34.5%
U.S. Treasury Bonds
   6.500%, 11/15/26              $2,160    $    2,069
   6.625%, 02/15/27               4,890         4,784
U.S. Treasury Notes
   5.625%, 11/30/98               4,075         4,056
   8.875%, 02/15/99              12,755        13,302
   6.500%, 04/30/99               6,610         6,658
   7.750%, 01/31/00                 503           521
   6.750%, 04/30/00               4,305         4,359
   8.000%, 05/15/01               2,795         2,951
   6.625%, 07/31/01               4,740         4,783
   7.500%, 11/15/01               6,590         6,865
   6.250%, 02/28/02               1,335         1,327
   7.250%, 05/15/04               3,735         3,894
   6.250%, 02/15/07               1,888         1,847
   6.625%, 05/15/07               6,025         6,070
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $63,250)                                 63,486
                                           ----------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 30.0%
FHLMC
   6.750%, 03/15/07               2,355         2,361
   7.500%, 10/01/10               2,600         2,640
   8.000%, 07/01/25               3,413         3,493
FNMA
   6.500%, 08/01/10               3,096         3,035
   6.500%, 09/01/10               3,489         3,421
   7.500%, 06/01/11               2,493         2,529
   6.500%, 03/25/19               1,690         1,656
   8.500%, 02/01/25               3,439         3,568
   7.500%, 08/01/25               3,006         3,012
   8.500%, 08/01/26               3,470         3,600
   7.000%, 11/01/26               4,012         3,931
   8.000%, 12/15/26               1,953         1,997
   7.500%, 05/01/27               4,514         4,524

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
GNMA
   7.500%, 12/15/25              $5,391   $     5,408
   6.500%, 04/15/26               5,932         5,674
   7.000%, 06/15/26               1,885         1,858
   7.500%, 06/15/27               2,485         2,493
                                           ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
(Cost $54,950)                                 55,200
                                           ----------

ASSET-BACKED SECURITIES -- 9.8%
Aames Mortgage Trust,
   Series 96-B, Class A1B
   7.275%, 05/15/20               2,489         2,517
EQCC, Series 96-4, Class A5
   6.710%, 07/15/11               2,000         1,992
Equivantage Home Equity Loan
   Trust, Series 96-1, Class A1
   6.550%, 10/25/25               1,473         1,451
First Plus Home Loan Trust,
   Series 1997-2, Class A5
   6.820%, 04/10/23               2,200         2,201
Independent National Mortgage,
   Series 96-A, Class A1
   6.710%, 09/25/26                  96            96
Metlife Captial Equipment Loan
   Trust, Series 97-A, Class A
   6.850%, 05/20/08               1,800         1,806
Money Store Home Equity Trust,
   Series 96-B, Class A7
   7.550%, 06/15/20               3,145         3,213
Saxon Asset Securities Trust,
   Series 96-2, Class A2
   6.475%, 11/25/20               1,950         1,936
UCFC, Series 96-D, Class A2
   6.381%, 07/15/10               1,480         1,476
Vanderbilt Mortgage Finance,
   Series 1997-B, Class 1A4
   7.190%, 02/07/14               1,404         1,418
                                           ----------
TOTAL ASSET-BACKED SECURITIES
(Cost $18,045)                                 18,106
                                           ----------

NON-AGENCY MORTGAGE-BACKED BONDS -- 4.5%
Citicorp Mortgage Securities,
   Series 97-1, Class A2 CMO
   7.250%, 02/25/27               2,060         2,057
Countrywide Mortgage Broker
   Services, Series 97-A1,
   Class A1 CMO
   7.000%, 03/25/27               2,075         2,071
General Electric Capital Mortgage
   Services,  Series 97-3,
   Class A4 CMO
   7.500%, 04/25/27               2,300         2,320
Residential Asset Securization Trust,
   Series 97-A3, Class A10 CMO
   7.250%, 05/25/27               1,835         1,833
                                           ----------
TOTAL NON-AGENCY MORTGAGE-BACKED BONDS
(Cost $8,205)                                   8,281
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
CORPORATE BONDS -- 18.1%
BANKING -- 6.5%
Bank One
   8.000%, 04/29/27              $1,980    $    2,039
First Union Capital I
   7.935%, 01/15/27               1,820         1,790
Provident Bank
   7.125%, 03/15/03               1,955         1,953
Santander Finance
   6.375%, 02/15/11               1,955         1,784
Societe Generale
   7.400%, 06/01/06               2,115         2,131
Wells Fargo Capital I
   7.960%, 12/15/26               2,210         2,191
                                           ----------
                                               11,888
                                           ----------
FINANCIAL SERVICES -- 1.9%
CNA Financial
   7.250%, 11/15/23                 725           681
Fairfax Financial Holdings LP
   8.300%, 04/15/26               1,515         1,572
Lehman Brothers Holdings
   7.375%, 05/15/04               1,320         1,333
                                           ----------
                                                3,586
                                           ----------
INDUSTRIAL -- 9.7%
American Stores
   8.000%, 06/01/26               2,110         2,128
Barrick Gold
   7.500%, 05/01/07               1,855         1,892
Legrand  S.A.
   8.500%, 02/15/25               2,590         2,862
Loews
   6.750%, 12/15/06               1,880         1,821
Nabisco
   7.550%, 06/15/15               1,845         1,806
Noranda
   8.125%, 06/15/04               1,940         2,037
Tele-Communications
   8.650%, 09/15/04               1,000         1,043
Time Warner
   7.750%, 06/15/05               1,985         2,025
Tosco
   7.625%, 05/15/06               2,185         2,237
                                           ----------
                                               17,851
                                           ----------
TOTAL CORPORATE BONDS
(Cost $33,313)                                 33,325
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
Sanwa Bank
   5.85%, dated 06/30/97, matures
   07/01/97, repurchase price
   $4,194,682 (collateralized by
   U.S. Note, par value $4,240,000,
   6.625%, 06/30/01; market
   value $4,290,880)             $4,194    $    4,194
                                           ----------
TOTAL REPURCHASE AGREEMENT
(Cost $4,194)                                   4,194
                                           ----------
TOTAL INVESTMENTS -- 99.2%
(Cost $181,957)                               182,592
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.8%                                  1,394
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($.001
   par value -- 1 billion authorized)
   based on 17,801,308 outstanding shares     183,444
Portfolio Shares -- Class A ($.001
   par value -- 1 billion authorized)
   based on 158,316 outstanding shares          1,664
Accumulated Net Realized Loss
   on Investments                              (1,757)
Net Unrealized Appreciation
   on Investments                                 635
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $183,986
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.24
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $10.24
                                           ==========

CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LP -- LIMITED PARTNERSHIP

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   GLOBAL BOND FUND

   [PIE CHART]
   UNITED STATES         28%
   UNITED KINGDOM        20%
   SWEDEN                 5%
   AUSTRALIA              6%
   CASH EQUIVALENTS       7%
   DENMARK                7%
   FRANCE                 3%
   GERMANY               16%
   NEW ZEALAND            5%
   SPAIN                  3%


   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                PAR (000)(1)     VALUE (000)
-------------------------------------------------------
FOREIGN BONDS -- 52.3%
AUSTRALIA -- 6.2%
Australian Government
   10.000%, 10/15/02         $      800    $      697
New South Wales Treasury
   12.000%, 12/01/01              1,600         1,466
                                           ----------
                                                2,163
                                           ----------
DENMARK -- 7.2%
Kingdom of Denmark
   7.000%, 11/10/24              16,850         2,509
                                           ----------
GERMANY -- 15.4%
Bundesrepublic
   6.250%, 01/04/24               9,590         5,348
                                           ----------
NEW ZEALAND -- 4.8%
Government of New Zealand
   8.000%, 11/15/06               2,320         1,687
                                           ----------
SWEDEN -- 4.7%
Government of Sweden
   8.000%, 08/15/07              11,500         1,634
                                           ----------
UNITED KINGDOM -- 14.0%
Chubu Electric Power
   6.750%, 08/10/99                 950         1,565
Halifax Building
   8.375%, 12/15/99                 950         1,616
United Kingdom Treasury
   10.500%, 05/19/99                950         1,674
                                           ----------
                                                4,855
                                           ----------
TOTAL FOREIGN BONDS
(Cost $18,084)                                 18,196
                                           ----------

-------------------------------------------------------
DESCRIPTION                PAR (000)(1)     VALUE (000)
-------------------------------------------------------
COMMERCIAL PAPER -- 18.7%
Banque International Luxembourg
   5.58%, 07/21/97      $         1,000    $      997
Cargill Financial
   5.81%, 07/10/97                1,000           998
Commerical Union
   5.58%, 07/10/97                1,000           999
Credit Local
   5.56%, 07/07/97                1,000           999
McDonald's
   5.61%, 07/07/97                  500           499
National Rural Utilities
   5.65%, 07/21/97                1,000           997
Santander International
   5.67%, 07/28/97                1,000           996
                                           ----------
TOTAL COMMERCIAL PAPER
(Cost $6,486)                                   6,485
                                           ----------

DEBT OPTIONS -- 0.6%
FRANCE -- 0.1%
Government of France OAT 7.5%
   Put, strike @ 114.68*     23,000,000            52
                                           ----------
GERMANY -- 0.4%
Bundesrepublic 7.375% Put,
   strike @ 112.45*           7,300,000            40
Bundesrepublic 6.25% Put,
   strike @ 96.32*            6,000,000            89
                                           ----------
                                                  129
                                           ----------
SWEDEN -- 0.1%
Government of Sweden 8.00%
   Put, strike @ 6.71*       11,500,000            36
                                           ----------

TOTAL DEBT OPTIONS
(Cost $382)                                       217
                                           ----------

CURRENCY OPTIONS -- 0.1%
Deutsche Mark Call,
   strike 1.7025*             7,000,000            28
                                           ----------
TOTAL CURRENCY OPTIONS
(Cost $139)                                        28
                                           ----------

U.S. TREASURY OBLIGATIONS-- 19.3%
U.S. Treasury Notes
   4.75%, 09/30/98                6,800         6,705
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,777)                                   6,705
                                           ----------

DEMAND DEPOSIT -- 6.7%
Morgan Stanley
   4.35%, 07/01/97                2,347         2,347
                                           ----------
TOTAL DEMAND DEPOSIT
(Cost $2,347)                                   2,347
                                           ----------
TOTAL INVESTMENTS -- 97.7%
(Cost $34,215)                                 33,978
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 2.3%                                    794
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($.001
   par value -- 25 million authorized)
   based on 3,627,358 outstanding shares      $36,004
Portfolio Shares -- Class A ($.001
   par value --25 million authorized)
   based on 19,095 outstanding shares             189
Accumulated net realized loss
   on investments                              (1,573)
Net unrealized appreciation on forward
   foreign currency contracts, foreign
   currency and translation of other assets
   and liabilities in foreign currency            211
Net unrealized depreciation
   on investments                                (237)
Accumulated net investment income                 178
                                           ----------
TOTAL NET ASSETS -- 100.0%                    $34,772
                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.54
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS A                         $9.52
                                           ==========

* NON-INCOME PRODUCING SECURITY
(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   INTERMEDIATE MUNICIPAL BOND FUND

   [PIE CHART]
   REVENUE BONDS              50%
   CASH EQUIVALENTS            3%
   GENERAL OBLIGATIONS        37%
   PRE-REFUNDED SECURITIES    10%


   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 94.6%
COLORADO -- 1.1%
El Paso County, Colorado GO
   5.200%, 12/01/02               $  20     $      21
                                           ----------
FLORIDA -- 2.7%
Jacksonville, Florida Electric
   Authority Revenue Bond,
   Series 3-A
   5.200%, 10/01/02                  50            52
                                           ----------
GEORGIA -- 2.7%
De Kalb County, Georgia Health
   Facilities GO
   5.300%, 01/01/03                  50            52
                                           ----------
HAWAII -- 2.6%
Hawaii State GO
   5.200%, 06/01/04                  50            51
                                           ----------
ILLINOIS -- 7.5%
Bloomingdale, Illinois GO
   5.450%, 01/01/09                  85            87
Illinois State Sales Tax
   Revenue Bond, Series S
   4.900%, 06/15/07                  60            59
                                           ----------
                                                  146
                                           ----------
MARYLAND -- 2.6%
Maryland State Health & Higher
   Education Facilities Authority
   Revenue Bond for Johns
   Hopkins Project
   5.125%, 07/01/03                  50            51
                                           ----------
MASSACHUSETTS -- 2.7%
Massachusetts Bay Transportation
   Authority Revenue Bond, Series A
   5.300%, 03/01/05                  50            52
                                           ----------
MICHIGAN -- 5.2%
Grand Haven, Michigan Electric
   Revenue Bond MBIA
   5.000%, 07/01/04                 100           102
                                           ----------

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   INTERMEDIATE MUNICIPAL BOND FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
NEW JERSEY -- 6.1%
Burlington County, New Jersey
   Community Bridge Systems
   Revenue Bond, Callable
   10/01/03 at 101 CG
   5.050%, 10/01/04               $  50     $      51
Medford Township, New Jersey
   Board of Education FGIC
   5.950%, 02/01/03                  65            69
                                           ----------
                                                  120
                                           ----------
PENNSYLVANIA -- 61.4%
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Presbyterian
   University Hospital, Series B2 (A)
   4.200%, 03/01/18                  80            80
Allegheny County, Pennsylvania,
   Series C-33, GO
   7.450%, 02/15/98                  50            51
Governor Mifflin, Pennsylvania
   School District GO AMBAC
   4.850%, 11/15/01                  50            51
Lehigh County, Pennsylvania
   GO FGIC
   5.125%, 11/15/08                 110           111
Luzerne County, Pennsylvania,
   Series A, GO, Pre-Refunded
   09/15/00 at 100 FGIC
   5.850%, 09/15/02                  50            52
Pennsylvania State Higher Education
   Facilities Authority Hospital
   Revenue Bond for Thomas
   Jefferson University Project,
   Pre-Refunded 01/01/98 at 102
   8.000%, 01/01/18                  85            88
Pennsylvania State Industrial
   Development Authority Revenue
   Bond AMBAC
   5.000%, 07/01/04                 100           101
Pennsylvania State Infrastructure
   Authority Revenue Bond for
   Pennvest Loan Pool Project MBIA
   6.000%, 09/01/03                  65            70
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series 1, Pre-Refunded 12/01/01
   at 102 FGIC
   7.150%, 12/01/11                  50            56
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series F, Pre-Refunded 12/01/99
   at 102 AMBAC
   7.250%, 12/01/17                  50            54

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
Philadelphia, Pennsylvania Airport
   Parking Authority Revenue
   Bond AMBAC
   5.500%, 09/01/05               $  80      $     83
Pittsburgh, Pennsylvania School
   District, Series A, GO FGIC
   4.850%, 09/01/03                 100           101
Reading, Pennsylvania Parking
   Authority Revenue Bond MBIA
   4.950%, 11/15/02                  50            51
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bond for Mercy Health
   Project, Series B MBIA
   5.000%, 01/01/06                  50            50
University of Pittsburgh, Pennsylvania
   Revenue Bond for University
   Capital Projects FGIC
   5.050%, 06/01/10                  90            89
Wallenpaupack, Pennsylvania Area
   School District, Series C, GO,
   Callable 09/01/00 at 100 FGIC
   6.000%, 09/01/03                  50            52
West View, Pennsylvania Municipal
   Water Authority Revenue
   Bond FGIC
   4.800%, 11/15/06                  60            59
                                           ----------
                                                1,199
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $1,825)                                   1,846
                                           ----------

CASH EQUIVALENT -- 3.4%
SEI Institutional Tax
   Free Portfolio
                                     67            67
                                           ----------
TOTAL CASH EQUIVALENT
(Cost $67)                                         67
                                           ----------
TOTAL INVESTMENTS -- 98.0%
(Cost $1,892)                                   1,913
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 2.0%                                     39
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 98,840 outstanding shares                 1,025
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized) based
   on 95,399 outstanding shares                   989
Accumulated Net Realized Loss
   on Investments                                 (83)
Net Unrealized Appreciation
   on Investments                                  21
                                           ----------
TOTAL NET ASSETS -- 100.0%                     $1,952
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.05
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $10.05
                                           ==========

(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CG -- COUNTY GUARANTY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS


   PENNSYLVANIA MUNICIPAL BOND FUND

   [PIE CHART]
   REVENUE BONDS              72%
   GENERAL OBLIGATIONS        27%
   PRE-REFUNDED SECURITIES     1%


   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
PENNSYLVANIA -- 96.1%
Allegheny County, Pennsylvania
   GO, Series C-43, Callable
   09/15/04 at 100 MBIA
   5.875%, 09/15/10               $  60        $   62
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Mercy Hospital
   of Pittsburgh AMBAC
   6.450%, 04/01/01                 200           213
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Montefiore
   Hospital Association
   5.800%, 10/01/03                 125           129
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Presbyterian
   Health Center, Series B, Callable
   11/01/02 at 102 MBIA
   6.000%, 11/01/12                  25            26
Allegheny County, Pennsylvania
   Redevelopment Authority
   Revenue Bond for Home
   Improvement Loan Project,
   Series A, Callable 02/01/04
   at 102 FHA
   5.700%, 02/01/07                  10            10
Allegheny County, Pennsylvania
   Sanitation Authority Sewer
   Revenue Bond, Series B,
   Pre-Refunded 06/01/99
   at 100 FGIC
   7.450%, 06/01/99                 130           138
Allegheny County, Pennsylvania
   GO, Series C-43, Callable
   09/15/04 at 100 MBIA
   5.875%, 09/15/13                 100           103

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Berks County, Pennsylvania
   Revenue Bond for Reading
   Hospital & Medical Center,
   Series B, Callable 10/01/04
   at 102 MBIA
   5.600%, 10/01/06               $  65       $    68
Bucks County, Pennsylvania Bucks
   County Community College
   5.500%, 06/15/14                 300           301
Center City District, Pennsylvania
   Business Improvement
   Assessment Bond, Callable
   12/01/07 at 100 AMBAC
   5.600%, 12/01/08                  60            63
Central Bucks, Pennsylvania
   School District GO, Callable
   02/01/01 at 100
   6.600%, 02/01/03                 175           187
Crawford, Pennsylvania Central
   School District GO FGIC
   7.000%, 02/15/05                 100           114
Delaware County, Pennsylvania
   Revenue Bond for Villanova
   University AMBAC
   5.400%, 08/01/08                 200           206
Delaware County, Pennsylvania GO
   7.100%, 12/01/98                 170           172
   5.500%, 10/01/15                  75            75
Dover Township, Pennsylvania
   Sewer Authority Revenue Bond
   6.250%, 05/01/12                  20            22
Hampden Township, Pennsylvania
   Sewer Authority Special
   Obligation Bond, Callable
   10/01/96 at 100
   5.350%, 04/01/03                 110           112
Lower Burrell, Pennsylvania City
   Municipal Sewer Authority
   Revenue Bond AMBAC
   5.125%, 02/01/16                 250           238
Lower Merion Township,
   Pennsylvania GO, Callable
   08/01/02 at 100
   5.625%, 08/01/05                 100           104
Manheim, Pennsylvania Central
   School District GO, Callable
   05/15/04 at 100 FGIC
   6.100%, 05/15/14                 100           104
Millcreek Township, Pennsylvania
   Sewer Authority Revenue Bond,
   Callable 11/01/99 at 100 MBIA
   6.000%, 11/01/06                 150           156
Montgomery County, Pennsylvania
   Higher Education and Health
   Authority Revenue Bond for
   Abington Memorial Hospital,
   Series A AMBAC
   5.125%, 06/01/14                 250           237
Montgomery County, Pennsylvania
   GO, Callable 10/15/03 at 100
   5.750%, 10/15/11                 175           181

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   PENNSYLVANIA MUNICIPAL BOND FUND (CONCLUDED)

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
North Wales, Pennsylvania Water
   Authority Revenue Bond
   Pre-Refunded 11/01/04 at 100
   6.750%, 11/01/04                $  100     $   112
Northampton County, Pennsylvania
   Higher Education Authority
   Revenue Bond for Lehigh
   University, Series A MBIA
   5.750%, 11/15/18                   150         152
Pennsylvania Housing Finance
   Agency Single Family
   Mortgage- 55 Revenue Bond
   4.700%, 10/01/01                   100         100
Pennsylvania State Convention
   Center Authority Revenue Bond,
   Series A FGIC
   6.700%, 09/01/16                    75          87
Pennsylvania State General
   Obligation Bond
   5.125%, 09/15/04                   450         460
   5.000%, 11/15/12                   500         487
Pennsylvania State GO, Series 2
   6.000%, 07/01/05                    25          27
   6.250%, 07/01/11                    60          66
Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond for University of
   Pennsylvania, Series B
   5.700%, 01/01/11                   150         154
Pennsylvania State Higher
   Education Facilities Authority
   Health Services Revenue Bond
   for Allegheny/Delaware Valley,
   Series A MBIA
   5.500%, 11/15/08                   400         413
Pennsylvania State Higher Education
   Facilities Authority Revenue Bond
   for Allegheny General Hospital,
   Series A
   6.300%, 09/01/97                   200         201
Pennsylvania State Higher Education
   Facilities Authority Revenue Bond
   for Health Services, Series A,
   Callable 01/01/04 at 102
   6.000%, 01/01/10                   100         106
Pennsylvania State Higher Education
   Facilities Authority Revenue Bond
   for Thomas Jefferson University,
   Series A, Callable 07/01/99 at 102
   6.000%, 07/01/19                   150         152
Pennsylvania State Higher Education
   Facilities Authority Revenue Bond
   for University of Pennsylvania,
   Series B
   5.850%, 09/01/13                   100         102
Pennsylvania State Higher
   Educational Facilities
   Authority, University of
   Pennsylvania Project, Series B, RB
   5.250%, 01/01/07                   500         508

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
Pennsylvania State Housing
   Finance Agency Revenue
   Bond, Series C
   6.400%, 07/01/12              $  300       $   310
Pennsylvania State Industrial
   Development Authority
   Revenue Bond, State
   Infrastructure Investment
   Authority Revenue Bond for
   Pennvest Loan Pool MBIA
   6.000%, 09/01/04                 400           431
Pennsylvania State Industrial
   Development Authority
   Revenue Bond AMBAC
   5.800%, 07/01/09                 250           266
   6.000%, 07/01/09                 305           329
6.000%, 01/01/12                    100           105
Pennsylvania State Industrial
   Development Authority Revenue
   Bond Economic Development
   AMBAC
   6.000%, 07/01/08                 600           649
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series O, Callable 12/01/02
   at 102 FGIC
   5.900%, 12/01/08                 125           132
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series P
   5.100%, 12/01/99                 150           153
   5.800%, 12/01/06                  75            79
Pennsylvania State University
   Revenue Bond
   5.200%, 03/01/98                 250           252
Pennsylvania State University
   Revenue Bond, Callable
   03/01/04 at 100
   6.150%, 03/01/05                 185           198
Pennsylvania State, Third Series,
   Callable 09/01/03 at 101 GO
   5.000%, 09/01/12                 350           337
Philadelphia Pennsylvania Parking
   Authority Revenue Bond
   5.750%, 09/01/07                 400           426
Philadelphia Pennsylvania, Industrial
   Authority, Revenue Bond
   5.250%, 11/15/09                 500           502
Philadelphia, Pennsylvania Hospitals
   and Higher Education Facilities
   Authority Revenue Bond for
   Pennsylvania Hospital,
   Series A FGIC
   5.250%, 02/15/14                 100            96
Pittsburg Pennsylvania General
   Obligation Bond Callable
   09/01/05 at 100, FGIC
   4.900%, 03/01/07                 350           350
Pittsburgh, Pennsylvania GO,
   Series D, Callable 09/01/02
   at 102 AMBAC
   6.125%, 09/01/17                  25            26

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Pittsburgh, Pennsylvania Higher
   Education Authority Revenue
   Bond for University Capital
   Project, Series A, Callable
   06/01/02 at 102 MBIA
   6.125%, 06/01/21                $115      $    119
Radnor Township, Pennsylvania
   GO, Callable 05/01/06 at 100
   5.250%, 11/01/16                 200           196
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bond Mercy Health
   Project, Series B MBIA
   5.000%, 01/01/06                 250           251
Scranton-Lackawanna, Pennsylvania
   Health and Welfare Authority
   Revenue Bond for University of
   Scranton, Series A
   6.150%, 03/01/03                 150           159
Seneca Valley, Pennsylvania GO
   5.850%, 02/15/15                 105           107
York, Pennsylvania City School
   District GO, Callable 03/01/03
   at 100 FGIC
   5.600%, 03/01/07                  75            77
                                           ----------
                                               11,698
                                           ----------
PUERTO RICO -- 2.4%
University of Puerto Rico, Series M,
   Revenue Bond, MBIA
   5.250%, 06/01/25                 300           291
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $11,731)                                 11,989
                                           ----------
TOTAL INVESTMENTS -- 98.5%
(Cost $11,731)                                 11,989
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 1.5%                                    186
                                           ----------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized shares)
   based on 971,402 outstanding shares         10,037
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized shares)
   based on 191,350 outstanding shares          1,977
Accumulated Net Realized Loss
   on Investments                                 (97)
Net Unrealized Appreciation
   on Investments                                 258
                                           ----------
TOTAL NET ASSETS -- 100.0%                    $12,175
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS Y                        $10.47
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS A                        $10.47
                                           ==========
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING AGENCY
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NEW JERSEY MUNICIPAL BOND FUND

   [PIE CHART]
   REVENUE BONDS            40%
   CASH EQUIVALENTS          4%
   GENERAL OBLIGATIONS      56%


   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 94.7%
NEW JERSEY -- 91.0%
Bayonne, New Jersey GO FGIC
   5.900%, 05/01/08               $  150      $   158
Burlington County, New Jersey GO
   5.200%, 10/01/05                   80           82
Cherry Hill Township, New Jersey GO
   5.900%, 06/01/05                   50           53
Evesham Township, New Jersey Board
   of Education GO FSA
   4.900%, 09/01/02                   75           76
Flemington-Raritan, New Jersey
   Regional School District GO
   5.700%, 05/01/06                   50           52
Manalapan Township, New Jersey
   Fire District Number 1
   5.300%, 12/15/99                   80           82
Marlboro Township, New Jersey
   Board of Education GO FGIC
   5.500%, 07/15/09                   40           41
Monmouth County, New Jersey
   Improvement Authority
   Revenue Bond CG
   6.625%, 12/01/05                   40           43
New Jersey Health Care Facilities
   Finance Authority Revenue Bond
   for Bridgeton Hospital Association
   Project, Series B
   6.000%, 07/01/13                   50           52
New Jersey Health Care Facilities
   Finance Authority Revenue Bond
   for Burlington County Memorial
   Hospital Project
   6.000%, 07/01/12                   50           52
New Jersey State Economic
   Development Authority Revenue
   Bond for Peddie School
   Project, Series A
   5.400%, 02/01/06                   50           52

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS



   NEW JERSEY MUNICIPAL BOND FUND (CONCLUDED)

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
New Jersey State Economic
   Development Authority Revenue
   Bond for Rutgers State
   University-Civic Square AMBAC
   6.125%, 07/01/24              $   55      $     57
New Jersey State Educational
   Facilities Authority Revenue
   Bond for University of Medicine
   and Dentistry, Series B AMBAC
   5.250%, 12/01/13                  60            60
New Jersey State Educational
   Facilities Authority Revenue
   Bond for Princeton University
   Project, Series A
   5.500%, 07/01/04                 100           106
New York & New Jersey States
   Port Authority Revenue Bond,
   Series 81
   5.700%, 08/01/07                  50            52
North Bergen Township,
   New Jersey GO AMBAC
   5.000%, 08/15/09                  75            74
North Brunswick Township,
   New Jersey GO
   6.125%, 05/15/04                  24            26
North Brunswick Township,
   New Jersey Board of
   Education GO
   6.300%, 02/01/12                 150           161
Ocean County, New Jersey GO
   5.650%, 07/01/03                  75            79
Ocean County, New Jersey
   Utilities Authority Wastewater
   Revenue Bond
   5.125%, 01/01/11                  75            74
Secaucus, New Jersey Utilities
   Authority Sewer
   Revenue Bond, Series A
   6.100%, 12/01/10                  60            65
South Brunswick Township,
   New Jersey GO
   5.950%, 08/01/14                 100           104
South Monmouth, New Jersey
   Regional Sewer Authority
   Revenue Bond MBIA
   5.550%, 01/15/06                  50            52

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
West Windsor Township,
   New Jersey Parking Authority
   Revenue Bond
   6.100%, 12/01/12               $  50     $      53
                                           ----------
                                                1,706
                                           ----------
PENNSYLVANIA -- 3.7%
Allegheny County, Pennsylvania
   Hospital Development Revenue
   Bond for Presbyterian University
   Hospital Project,
   Series B2 (A) (B) (C)
   4.200%, 03/01/18                  70            70
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $1,729)                                   1,776
                                           ----------

CASH EQUIVALENT -- 4.2%
SEI Institutional Tax
   Free Portfolio                    79            79
                                           ----------
TOTAL CASH EQUIVALENT
(Cost $79)                                         79
                                           ----------
TOTAL INVESTMENTS -- 98.9%
(Cost $1,808)                                   1,855
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 1.1%                                     20
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value --100 million authorized)
   based on 145,400 outstanding shares          1,429
Portfolio Shares -- Class A ($0.001
   par value --100 million authorized)
   based on 39,208 outstanding shares             402
Accumulated Net Realized Loss
   on Investments                                  (3)
Net Unrealized Appreciation
   on Investments                                  47
                                           ----------
TOTAL NET ASSETS -- 100.0%                     $1,875
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.16
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $10.15
                                           ==========
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSOR OF THE PUT DEMAND DATE OR MATURITY DATE.
(C) SECURITY IS HELD IN CONNECTION WITH A LETTER OF CREDIT OR STANDBY BOND PURCHASE AGREEMENT ISSUED BY A MAJOR COMMERCIAL BANK OR OTHER INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CG -- COUNTY GUARANTY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS


   TREASURY RESERVE

   [PIE CHART]
   U.S. TREASURY SECURITIES         38%
   CASH EQUIVALENTS                 62%

   % OF TOTAL PORTFOLIOS INVESTMENTS
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 38.3%
U.S. Treasury Bills+
   5.356%, 08/14/97             $15,000    $   14,905
   5.662%, 08/21/97              10,000         9,924
   5.901%, 08/21/97              10,000         9,921
   5.328%, 08/28/97               9,000         8,926
   5.404%, 09/04/97              15,000        14,859
   5.581%, 09/11/97              15,000        14,839
   5.539%, 09/18/97              10,000         9,883
   5.643%, 10/02/97              10,000         9,860
   5.597%, 10/09/97              15,000        14,776
5.589%, 10/16/97                 15,000        14,760
   5.508%, 11/13/97              10,000         9,804
   5.564%, 11/13/97              10,000         9,800
   5.361%, 12/11/97              10,000         9,768
   5.624%, 01/08/98               8,500         8,260
   5.592%, 02/05/98               7,000         6,774
   5.648%, 03/05/98              10,000         9,630
   5.806%, 04/02/98              10,000         9,579
   5.796%, 04/30/98              10,000         9,538
   5.587%, 05/28/98              10,000         9,512
U.S. Treasury Notes
   5.550%, 07/31/97               8,500         8,499
   5.750%, 10/31/97              12,000        12,000
   5.375%, 11/30/97              13,000        12,993
   5.250%, 12/31/97              12,000        11,985
   5.625%, 01/31/98              15,000        15,001
U.S. Treasury STRIPS+
   5.400%, 08/15/97              20,000        19,871
   5.684%, 11/15/97              15,300        14,985
   5.710%, 02/15/98              10,000         9,658
   5.725%, 05/15/98              14,600        13,899
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $324,209)                               324,209
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENTS -- 62.1%
Aubrey Lanston
   5.90%, dated 06/30/97, matures
   07/01/97, repurchase price
   $198,032,450 (collateralized by
   various U.S. Treasury Notes, ranging
   in par value $25,089,000- $49,877,000,
   5.125%-8.25%, 04/30/98-06/30/02; total
   market value $202,064,598)  $198,000      $198,000
First National Bank of Chicago
   5.95%, dated 06/30/97, matures
   07/01/97, repurchase price
   $38,350,337 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $4,438,000-
   $26,115,000, 5.75%-8.00%,
   10/31/00-05/15/01; total market
   value $39,237,251)            38,344        38,344
Goldman Sachs
   5.80%, dated 06/30/97, matures
   07/01/97, repurchase price $23,003,706
   (collateralized by various U.S. Treasury
   Notes, ranging in par value
   $2,393,000- $20,607,000, 9.125%,
   05/15/99; total market value
   $23,548,457)                  23,000        23,000
Hong Kong Shanghai Bank
   5.80%, 06/30/97, matures 07/01/97,
   repurchase price $20,003,222
   (collateralized by various U.S.
   Treasury Notes, ranging in par
   value $8,035,000-$11,965,000,
   5.75%-7.25%, 08/15/03-05/15/04;
   total market value
   $20,540,214)                  20,000        20,000
Merrill Lynch
   5.60%, dated 06/30/97, matures
   07/01/97, repurchase price
   $30,004,667 (collateralized by
   U.S. Treasury Note, par value
   $30,260,000, 6.125%, 05/15/98;
   market value $30,580,756)     30,000        30,000
Sanwa Bank
   5.85%, dated 06/30/97, matures
   07/01/97, repurchase price
   $197,032,013 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $19,628,000-
   $52,052,000, 6.00%-8.875%,
   07/15/98-02/15/99; total market
   value $200,973,619)          197,000       197,000
Swiss Bank
   5.875%, dated 06/30/97, matures
   07/01/97, repurchase price
   $20,003,264 (collateralized by
   U.S. Treasury Note, par value
   $20,765,000, 5.625%, 11/30/00;
   market value $20,480,520)     20,000        20,000
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $526,344)                               526,344
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   TREASURY RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
TOTAL INVESTMENTS -- 100.4%
(Cost $850,553)                              $850,553
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.4%)                               (3,023)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 1,250 million authorized) based
   on 835,378,664 outstanding shares          835,379
Portfolio Shares -- Class C ($0.001 par
   value -- 1,250 million authorized) based
   on 12,144,618 outstanding shares            12,145
Accumulated Net Realized Gain
   on Investments                                   6
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $847,530
                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS C                   $1.00
                                           ==========
+ YIELD TO MATURITY
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   CASH RESERVE

   [PIE CHART]
   U.S. GOVERNMENT SECURITIES        6%
   CASH EQUIVALENTS                 15%
   CORPORATE SECURITIES             79%


   % OF TOTAL INVESTMENTS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
COMMERCIAL PAPER -- 48.8%
BANKING -- 9.7%
Abbey National Bank
   5.725%, 08/11/97             $10,000   $     9,936
Abn Amro North
   American Finance
   5.479%, 07/09/97              15,000        14,982
   5.392%, 07/28/97               2,000         1,992
Banc One Funding
   5.630%, 07/29/97              10,000         9,957
Banc One Guaranteed Funding
   5.688%, 07/30/97              13,000        12,941
Bank of America
   5.690%, 08/04/97              15,000        14,921
Deutsche Bank
   5.680%, 07/07/97              15,000        14,986
Society Generale
   5.900%, 06/16/98               9,000         8,991
                                           ----------
                                               88,706
                                           ----------
FINANCIAL SERVICES -- 19.1%
Asset Securitization
   5.713%, 07/15/97              15,000        14,967
   5.722%, 07/21/97              10,000         9,969
   5.689%, 08/11/97               7,500         7,452
   5.680%, 09/03/97               6,050         5,990
Eureka Securitization
   5.711%, 07/31/97              15,000        14,930
   5.647%, 09/15/97              11,500        11,365
Goldman Sachs
   5.576%, 07/02/97               3,000         3,000
   5.533%, 07/22/97               5,000         4,984
   5.676%, 08/20/97              10,000         9,922
Merrill Lynch
   5.494%, 07/01/97               5,000         5,000
   5.726%, 07/22/97               7,000         6,977
   5.808%, 10/31/97              10,000         9,808
   5.835%, 12/02/97               7,500         7,318

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS


-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Morgan Stanley
   5.518%, 07/15/97            $  5,000   $     4,990
   5.689%, 07/16/97              10,000         9,977
   5.650%, 09/16/97              10,000         9,881
New Center Asset Trust
   5.464%, 07/28/97               3,000         2,988
   5.707%, 11/25/97              10,000         9,773
Paccar Financial
   5.566%, 07/02/97              20,000        19,997
   5.563%, 09/23/97               5,000         4,937
                                           ----------
                                              174,225
                                           ----------
INDUSTRIAL -- 19.2%
Cafco
   5.591%, 07/15/97              12,800        12,772
Caisse de Depots En
   Consignations
   5.600%, 07/08/97               8,000         7,991
   5.730%, 08/06/97              18,880        18,773
Campbell Soup
   5.617%, 07/15/97              11,900        11,875
Ford Motor
   5.689%, 08/05/97              10,000         9,946
Ford Motor Credit
   5.560%, 07/08/97               7,000         6,992
   5.693%, 07/21/97              17,000        16,947
General Electric Credit
   5.707%, 08/12/97              10,000         9,934
General Electric Capital
   5.546%, 08/26/97              10,000         9,917
   5.665%, 10/21/97              10,000         9,827
Mitsubishi International
   5.580%, 07/07/97              15,000        14,986
Mobil Australia
   6.201%, 07/01/97               8,097         8,097
Norwest Financial
   5.628%, 09/22/97              15,000        14,808
Pitney Bowes Credit
   5.643%, 09/26/97               3,600         3,552
   5.851%, 10/02/97               4,000         3,941
Southwestern Bell Capital
   Communications
   5.607%, 07/22/97               5,250         5,233
Swedish Export Credit
   5.497%, 07/16/97              10,000         9,978
                                           ----------
                                              175,569
                                           ----------
UTILITIES -- 0.8%
National Rural Utilities
   5.614%, 09/19/97               7,200         7,111
                                           ----------
TOTAL COMMERCIAL PAPER
(Cost $445,611)                               445,611
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.0%
FHLB
   6.000%, 09/24/97            $  6,500    $    6,508
   5.350%, 12/10/97              18,350        18,347
5.810%, 01/23/98                 11,000        11,000
   5.805%, 02/13/98              13,400        13,400
   5.850%, 03/17/98               5,000         5,000
                                           ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $54,255)                                 54,255
                                           ----------

CORPORATE OBLIGATIONS -- 18.0%
BANKING -- 2.2%
Abbey National Bank  (A)
   5.575%, 02/25/98              20,000        19,983
                                           ----------
FINANCIAL SERVICES -- 9.1%
Abbey National Treasury
   Services (A)
   5.650%, 04/15/98              10,000         9,996
American Express (A)
   5.658%, 09/11/97              10,000        10,000
Associates of North America (A)
   5.570%, 03/02/98              15,000        14,993
Associates of North America
   6.625%, 11/15/97              10,000        10,028
Credit Suisse (A)
   5.628%, 03/13/98              10,000        10,000
Goldman Sachs
   6.100%, 04/15/98               6,825         6,827
Morgan Stanley (A)
   5.638%, 11/07/97               9,375         9,375
Paccar Financial (A)
   5.568%, 06/18/98              12,000        11,993
                                           ----------
                                               83,212
                                           ----------
INDUSTRIAL -- 6.7%
Amex Centurian (A)
   5.658%, 09/12/97               6,000         6,000
E.I. DuPont de Nemours
   5.590%, 10/08/97               5,000         5,000
   8.650%, 12/01/97               5,000         5,061
Ford Motor Credit
   8.000%, 12/01/97               3,460         3,486
   6.350%, 02/12/98               1,800         1,806
Gannett
   5.250%, 03/01/98              10,000         9,959
General Electric Capital
   7.620%, 11/18/97               4,500         4,527
Province of Ontario
   5.700%, 10/01/97              10,000        10,004
Rabobank Nederland
   6.500%, 08/05/97               1,160         1,160
Toyota Motor Credit (A)
   5.680%, 09/26/97              10,000        10,000
Wal-Mart Stores
   5.500%, 03/01/98               4,000         3,997
                                           ----------
                                               61,000
                                           ----------
TOTAL CORPORATE OBLIGATIONS
(Cost $164,195)                               164,195
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   CASH RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
TIME DEPOSITS -- 5.5%
First Union Bank
   6.000%, 07/01/97             $10,000        10,000
Sumitomo Bank
   6.125%, 07/01/97              40,000        40,000
                                           ----------
                                               50,000
                                           ----------
TOTAL TIME DEPOSITS
(Cost $50,000)                                 50,000
                                           ----------

INSURANCE FUNDING AGREEMENTS -- 4.7%
Allstate (A)
   5.745%, 07/01/97              18,000        18,000
Pacific Mutual Insurance (A)
   5.721%, 07/01/97              25,000        25,000
                                           ----------
INSURANCE FUNDING AGREEMENTS
(Cost $43,000)                                 43,000
                                           ----------

MASTER NOTES -- 1.5%
Associates Corporation of
   North America (A)
   5.497%, 07/01/97              13,991        13,991
SLMA (A)
   5.220%, 07/01/97                   3             3
                                           ----------
                                               13,994
                                           ----------
TOTAL MASTER NOTES
(Cost $13,994)                                 13,994
                                           ----------

CERTIFICATES OF DEPOSIT -- 10.0%
BANKING -- 8.9%
Barclays Bank PLC
   5.910%, 03/09/98              14,750        14,747
   5.940%, 06/19/98               5,000         4,997
Nat West Bank
   5.860%, 03/10/98              10,000         9,995
National Westminster Bank PLC
   5.940%, 06/26/98              15,000        14,992
Societe Generale
   6.350%, 04/15/98              10,000        10,003
   6.080%, 06/09/98              10,000         9,996
Swiss Bank
   5.976%, 03/19/98               7,000         6,999
   6.020%, 06/12/98              10,000        10,003
                                           ----------
                                               81,732
                                           ----------
FINANCIAL SERVICES -- 1.1%
Credit Suisse
   6.310%, 04/16/98              10,000        10,000
                                           ----------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $91,732)                              $  91,732
                                           ----------

ASSET-BACKED SECURITIES -- 1.8%
Capita Equipment Receivables
   Trust, Series 1996-1, Class A1
   5.600%, 10/15/97            $  2,077   $     2,078
Goldman Sachs, Investment
   Trust Series 1997-C, Class N (A)
   5.688%, 02/17/10              15,000        15,000
                                           ----------
TOTAL ASSET-BACKED SECURITIES
(Cost $17,078)                                 17,078
                                           ----------

REPURCHASE AGREEMENTS -- 3.8%
First National Bank of Chicago
   5.95%, dated 06/30/97, matures 07/01/97,
   repurchase price $1,549,256 (collateralized
   by U.S. Treasury Note, par value
   $1,555,000, 6.25%, 02/28/02; market value
   $1,582,990)                    1,549         1,549
Swiss Bank
   5.95%, dated 06/30/97, matures
   07/01/97, repurchase price
   $33,246,494 (collateralized by
   U.S. Treasury Note, par value
   $33,405,000, 6.50%, 04/30/99;
   market value $34,039,695)     33,241        33,241
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $34,790)                                 34,790
                                           ----------
TOTAL INVESTMENTS -- 100.1%
(Cost $914,655)                               914,655
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.1%)                                 (711)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 1 billion authorized)
   based on 886,387,843 outstanding shares    886,388
Portfolio Shares -- Class C ($0.001
   par value -- 1 billion authorized)
   based on 27,696,662 outstanding shares      27,697
Accumulated Net Realized Loss
   on Investments                                (141)
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $913,944
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS Y                         $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS C                         $1.00
                                           ==========

(A) VARIABLE RATE SECURITIES -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.
FHLB -- FEDERAL HOME LOAN BANK
PLC -- PUBLIC LIMITED COMPANY
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS


TAX-FREE RESERVE

[PIE CHART]
TAX-EXEMPT COMMERCIAL PAPER         38%
ANTICIPATION NOTES                   8%
GENERAL OBLIGATIONS                  2%
REVENUE BONDS                       42%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 102.8%
ALASKA -- 1.6%
City of Valdez Alaska TECP
   3.650%, 08/08/97              $1,500    $    1,500
Valdez, Alaska Exxon Pipeline
   Company Project (A) (B)
   4.000%, 07/01/97                 500           500
                                           ----------
                                                2,000
                                           ----------
ARIZONA -- 0.6%
Flagstaff Arizona TECP
   3.800%, 09/08/97                 750           750
                                           ----------
CALIFORNIA -- 0.3%
Santa Clara, California Electric
   Revenue Bond, Series A (A) (B)
   4.000%, 07/01/97                 340           340
                                           ----------
DELAWARE -- 1.8%
Delaware State Econ TECP
   3.800%, 09/08/97                 750           750
Wilmington, Delaware Franciscan
   Health System (A) (B)
   4.100%, 07/01/97                 800           800
Wilmington, Delaware Hospital
   Revenue Bond for Franciscan
   Health Systems Project,
   Series A (A) (B) (C)
   4.100%, 07/01/97                 700           700
                                           ----------
                                                2,250
                                           ----------
FLORIDA -- 3.1%
Dade County, Florida Capital
   Asset Series 1990 (A) (B) (C)
   4.450%, 07/01/97               1,000         1,000
Sunshine State Florida TECP
   3.600%, 08/14/97               2,800         2,800
                                           ----------
                                                3,800
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
ILLINOIS -- 8.6%
Chicago, Illinois Equipment Notes
   3.600%, 12/04/97              $2,000    $    2,000
Chicago, Illinois O'Hare
   International Airport Revenue
   Industrial Lien, Series C (A) (B)
   4.100%, 07/01/97               1,500         1,500
Illinois Development Finance
   Authority Revenue Bond
   (A) (B) (C)
   4.150%, 07/02/97               1,800         1,800
Illinois Development Finance
   Authority Illinois Power
   Company Project, Series B (A)
   4.150%, 07/02/97               1,400         1,400
Illinois State Pollution Control
   Authority Amoco Oil Company
   Project (A) (B)
   4.000%, 07/01/97                 100           100
Illinois State Toll Highway
   Authority, Series B
   MBIA (A) (B)
   4.150%, 07/01/97               2,400         2,400
St Charles, Illinois Revenue
   Bond (A) (B) (C)
   4.200%, 07/01/97               1,300         1,300
                                           ----------
                                               10,500
                                           ----------
INDIANA -- 5.0%
City of Mount Vernon
   Indiana TECP
   3.750%, 08/13/97               2,000         2,000
Gary, Indiana Industrial
   Environmental Improvement
   Authority U.S. Steel
   Corporation Project (A) (B)
   4.100%, 07/15/97               1,600         1,600
Sullivan, Indiana TECP
   3.650%, 08/12/97               2,535         2,535
                                           ----------
                                                6,135
                                           ----------
IOWA -- 0.3%
Des Moines, Iowa Commercial
   Development Revenue Bond
   Capitol Center III Project (A) (B)
   4.150%, 07/01/97                 400           400
                                           ----------
KANSAS -- 4.6%
Burlington Kansas Power and
   Light TECP
   3.750%, 09/12/97               2,000         2,000
Burlington, Kansas TECP
   3.900%, 09/05/97               1,500         1,500
   3.750%, 09/08/97                 600           600
   3.750%, 09/10/97               1,450         1,450
Wichita, Kansas Revenue Bond
   Wichita Health Systems Project,
   Series XXV (A) (B)
   4.350%, 07/02/97                 100           100
                                           ----------
                                                5,650
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   TAX-FREE RESERVE (CONTINUED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
KENTUCKY -- 1.6%
Mayfield, Kentucky Multi-City
   Lease Revenue Bond Kentucky
   League of Cities Funding
   Project (A)
   4.300%, 07/01/97              $2,000   $     2,000
                                           ----------
LOUISIANA -- 5.9%
De Soto Parish, Louisiana Central
   Louisiana Electric Company
   Pollution Control Revenue
   Bond (A) (B)
   4.150%, 07/02/97                 700           700
Jefferson Parish, Louisiana
   Industrial Development Board
   George J. Ackel, Sr.
   Project (A) (B)
   4.200%, 07/01/97               3,750         3,750
Saint Charles Parish, Louisiana
   Pollution Control Shell Oil
   Company Project,
   Series B (A) (B)
   4.000%, 07/01/97                 750           750
South Louisiana Port Common
   Marine Term Revenue Refunding-
   Occidental Petroleum (A) (B) (C)
   4.150%, 07/01/97               2,000         2,000
                                           ----------
                                                7,200
                                           ----------
MASSACHUSETTS -- 1.6%
Massachusetts State GO,
   Series B (A) (B)
   4.000%, 12/01/97               2,000         2,000
                                           ----------
MICHIGAN -- 1.2%
Cornell Township, Michigan
   Environment Improvement
   Authority Escanaba Paper
   Company Project (A) (B)
   4.000%, 07/01/97                 450           450
Delta County, Michigan
   Environmental Improvement
   Authority Mead Escambia
   Paper, Series C (A) (B)
   4.100%, 07/01/97                 700           700
Michigan State Consumers
   Power Project (A) (B)
   4.050%, 07/01/97                 300           300
                                           ----------
                                                1,450
                                           ----------
MINNESOTA -- 1.2%
Rochester, Minnesota TECP
   3.700%, 08/20/97               1,500         1,500
                                           ----------
MISSISSIPPI -- 1.4%
Clairborne County, Mississippi
   TECP
   3.700%, 07/25/97               1,000         1,000
Jackson County, Mississippi
   Chevron USA Incorporated
   Project (A) (B)
   4.000%, 07/01/97                 700           700
                                           ----------
                                                1,700
                                           ----------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
MISSOURI -- 1.8%
Missouri State Environmental
   Improvement & Energy
   Pollution Control Revenue
   Bond (A) (B)
   3.950%, 12/01/97              $1,800    $    1,800
Missouri State Health and
   Educational Facilities Authority
   Washington University
   Series A (A) (B) (C)
   4.100%, 07/01/97                 400           400
                                           ----------
                                                2,200
                                           ----------
MONTANA -- 0.3%
Forsyth, Montana Pollution
   Control Revenue Bond Portland
   General Electric Project (A) (B)
   4.150%, 07/01/97                 200           200
Forsyth, Montana Pollution Control
   Revenue Bond, Series B Portland
   General Electric Project (A) (B)
   4.150%, 07/01/97                 100           100
                                           ----------
                                                  300
                                           ----------
NEVADA -- 2.1%
Clark County, Nevada Industrial
   Development Revenue
   Series C (A) (B)
   4.200%, 07/01/97               1,000         1,000
Nevada State Housing Division
   Multi Unit Park,
   Series A (A) (B)
   4.250%, 07/01/97               1,500         1,500
                                           ----------
                                                2,500
                                           ----------
NEW MEXICO -- 0.8%
Albuquerque, New Mexico Gross
   Receipts Revenue Bond
   (A) (B) (C)
   4.200%, 07/02/97               1,000         1,000
                                           ----------
NEW YORK -- 1.6%
New York City, New York Municipal
   Water Finance Authority Municipal
   Water and Sewer Systems,
   Series C FGIC (A) (B)
   4.150%, 07/15/97               2,000         2,000
                                           ----------
NORTH CAROLINA -- 5.4%
Lexington, North Carolina
   Lexington Memorial Hospital
   Project (A) (B)
   4.200%, 07/01/97               4,500         4,500
North Carolina Eastern
   Municipal Power (A) (B)
   8.000%, 01/01/98               1,305         1,357
Wake County, North Carolina
   Carolina Power & Light
   Company (A) (B)
   4.150%, 07/02/97                 800           800
                                           ----------
                                                6,657
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
OREGON -- 0.3%
Port of St. Helens Portland,
   Oregon Pollution Control
   Revenue Bond (A) (B)
   4.050%, 07/01/97             $   400   $       400
                                           ----------
PENNSYLVANIA -- 14.7%
Allegheny County, Pennsylvania
   Hospital Development Revenue
   Bond for Presbyterian University
   Hospital Project, Series B1
   (A) (B) (C)
   4.200%, 07/01/97                 290           290
Allegheny County, Pennsylvania
   Hospital Development Revenue
   Bond for Presbyterian University
   Hospital Project, Series B3 (A) (B)
   4.200%, 07/01/97               1,005         1,005
Beaver County, Pennsylvania
   Industrial Development
   Authority Revenue Bond for
   Duquesne Light Company
   Project, Series B (A) (B) (C)
   4.050%, 07/01/97                 100           100
Lehigh County, Pennsylvania
   Industrial Development
   Authority Pollution
   Control (A) (B)
   3.800%, 07/01/97                 200           200
Montgomery County,
   Pennsylvania TECP
   3.850%, 08/21/97               1,200         1,200
   3.600%, 07/10/97               2,300         2,300
   3.650%, 07/28/97               2,000         2,000
Pennsylvania State Higher
   Education Authority Carnegie
   Mellon University,
   Series D (A) (B)
   4.150%, 07/01/97                 700           700
Pennsylvania State Higher
   Educational Facilities Authority
   Hospital Revenue Bond for
   Thomas Jefferson University
   Project Pre-Refunded
   @ 102 (D)
   8.000%, 01/01/98               1,910         1,988
Pittsburgh, Pennsylvania Water
   and Sewer Authority Revenue
   Bond Series A FGIC
   3.750%, 09/01/97               1,500         1,499
Temple University Pennsylvania GO
   4.750%, 05/18/98               1,000         1,007
Washington County, Pennsylvania
   Lease Revenue Bond
    (A) (B) (C)
   4.200%, 07/01/97               2,440         2,440
West Whiteland Township,
   Pennsylvania GO
   3.400%, 12/01/97                 245           245
Wissahickon, Pennsylvania
   School District GO
   4.500%, 11/15/97               1,125         1,128

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
York, Pennsylvania General
   Authority Revenue Bond (A) (B)
   4.150%, 07/01/97              $2,000    $    2,000
                                           ----------
                                               18,102
                                           ----------
PUERTO RICO -- 1.6%
Puerto Rico Commonwealth
   TRAN Series A
   4.000%, 07/30/97               2,000         2,001
                                           ----------
SOUTH CAROLINA -- 2.5%
Berkley County, South Carolina
   Pollution Control Revenue
   Bond for Amoco Chemical
   Project (A) (B) (C)
   4.000%, 07/01/97                 200           200
Richland County, South Carolina
   Hospital Facilities Revenue
   Bond Sunhealth-Orangeburg
   Project, Series C-2 (A) (B)
   4.450%, 07/02/97                 450           450
York County, South Carolina
   Pollution Control Revenue Bond
   Electric Project, Series
   NRU-84N-2 (A) (B)
   4.200%, 07/02/97                 400           400
York County, South Carolina
   Pollution Control Revenue
   for Saluda River Project
   National Rural
   3.500%, 08/15/97               2,000         2,000
                                           ----------
                                                3,050
                                           ----------
TEXAS -- 17.4%
Camp County, Texas Industrial
   Development Corporation
   Pollution Control Revenue
   Bond Texas Oil and Gas
   Project (A) (B)
   4.300%, 07/02/97                 500           500
Grapevine, Texas Industrial
   Development Authority
   Revenue Bond for American
   Airlines Project, Series B3
   (A) (B) (C)
   4.100%, 07/01/97                 500           500
Grapevine, Texas Industrial
   Development Authority
   Revenue Bond American
   Airlines Project, Series A2 (A) (B)
   4.100%, 07/01/97                 700           700
Grapevine, Texas Industrial
   Development Corporation
   American Airlines,
   Series A1 (A) (B)
   4.100%, 07/01/97                 200           200
Grapevine, Texas Industrial
   Development Corporation
   Revenue Bond American
   Airlines Project,
   Series B2 (A) (B)
   4.100%, 07/01/97                 200           200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   TAX-FREE RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
Hunt County, Texas Industrial
   Development Authority Trico
   Industries Incorporated
   Project (A) (B)
   4.100%, 07/01/97              $1,600   $     1,600
North Central Texas Health
   Facilities Development Revenue
   Bond Baylor Medical Center
   Project, Series A, Pre-Refunded
   @ 102 (D)
   7.900%, 05/15/98                 500           526
Nueces County, Texas Health
   Facilities Authority Driscoll
   Childrens Foundation (A) (B)
   4.200%, 07/01/97               1,675         1,675
Port Corpus Christi Texas
   Industrial Development
   Corporation Refunding Revenue
   Bonds Series A (A) (B)
   4.200%, 07/01/97               2,000         2,000
Richardson Texas Independent
   School District (A) (B)
   3.620%, 09/04/97               3,000         3,000
San Antonio, Texas Electric and
   Gas Revenue Bond
   Pre-Refunded @ 102 (D)
   7.800%, 02/01/98               3,900         4,071
Texas State Higher Education
   Authority University and
   College Improvement,
   Series B FGIC (A) (B)
   4.150%, 07/02/97               1,350         1,350
Texas State TAN
   4.750%, 08/29/97               5,000         5,006
                                           ----------
                                               21,328
                                           ----------
VERMONT -- 1.1%
Vermont State Student Loan
   Assistance Corporation Student
   Loan Revenue Bond (A) (B)
   3.800%, 07/01/97               1,335         1,335
                                           ----------
VIRGINIA -- 7.5%
Chesapeake, Virginia TECP
   3.700%, 07/24/97               1,000         1,000
Penn Ports Virginia TECP
   3.800%, 08/07/97               1,500         1,500
Richmond, VA Housing Authority
   Old Manchester Project
   Series A (A) (B)
   4.300%, 07/01/97               3,250         3,250
Virginia State Housing
   Revenue Bonds
   3.800%, 06/10/98               3,500         3,500
                                           ----------
                                                9,250
                                           ----------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
WEST VIRGINIA -- 0.5%
Putnam County, West Virginiarity
   Industrial Development Authority
   FMC Corporation Project (A) (B)
   3.800%, 07/01/97             $   200    $      200
West Virginia State Hospital
   Finance Authority Revenue
   Bond Saint Mary's Hospital
   Project (A) (B)
   4.200%, 07/01/97                 400           400
                                           ----------
                                                  600
                                           ----------
ISCONSIN -- 0.5%
Lac Du Flambeau, Wisconsin Lake
   Superior Chippewa Indians
   Special Obligation Simpson
   Electric Project (A) (B)
   4.150%, 07/01/97                 600           600
                                           ----------
WYOMING -- 5.9%
Converse, Wyoming TECP
   3.650%, 07/07/97               2,600         2,600
Gillette County Wyoming TECP
   3.800%, 09/10/97               1,400         1,400
Lincoln County, Wyoming
   Resource Recovery Revenue
   Bond for Exxon Project,
   Series C (A) (B) (C)
   4.100%, 07/01/97               1,000         1,000
Platte County, Wyoming Pollution
   Control Revenue Bond,
   Series A (A) (B) (C)
   4.200%, 07/01/97               1,400         1,400
Platte County, Wyoming Pollution
   Control (A) (B)
   4.200%, 07/01/97                 500           500
Sublette County, Wyoming Exxon
   Project, Series 84 (A) (B)
   4.000%, 07/01/97                 300           300
                                           ----------
                                                7,200
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $126,198)                               126,198
                                           ----------
TOTAL INVESTMENTS -- 102.8%
(Cost $126,198)                               126,198
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (2.8%)                               (3,417)
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS


--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 250 million authorized) based
   on 119,607,821 outstanding shares         $119,608
Portfolio Shares -- Class C ($0.001
   par value -- 250 million authorized)
   based on 3,203,258 outstanding shares        3,203
Accumulated Net Realized Loss
   on Investments                                 (54)
Undistributed Net Investment Income                24
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $122,781
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS Y                         $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS C                         $1.00
                                           ==========

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO --GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
(A) VARIABLE RATE SECURITIES--THE RATE REFLECTED ON THE STATEMENT OF THE NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSOR OF THE PUT DEMAND OR MATURITY DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   OPERATIONS
   (000)

   FOR THE PERIOD
   ENDED
   JUNE 30, 1997


                                  COREFUND EQUITY FUNDS [SQUARE BULLET] COREFUND

                                                                                        ----------    -----------   -----------
                                                                                          EQUITY      CORE EQUITY      GROWTH
                                                                                        INDEX FUND      FUND(3)     EQUITY FUND
                                                                                        ----------    -----------   -----------
INVESTMENT INCOME
     Dividends                                                                            $ 3,973     $   6,777      $  1,346
     Interest                                                                                  37           763           371
     Less: Foreign taxes withheld                                                              --            --            --
                                                                                          -------     ---------       -------
       Total investment income                                                              4,010         7,540         1,717
                                                                                          -------     ---------       -------
EXPENSES:
     Investment advisory fees                                                                 800         3,459         1,024
     Less: waiver of investment advisory fees                                                (516)           --           (20)
     Administrative fees                                                                      500         1,169           341
     Less: waiver of administrative fees                                                     (167)         (260)         (116)
     Transfer agent fees & expenses                                                            44            80            30
     Custodian fees                                                                            --            --            --
     Professional fees                                                                         14            38            10
     Registration & filing fees                                                                25            17            12
     12b-1 fees-- individual shares                                                            --            32            10
     Taxes--other than income                                                                  10            --             5
     Printing fees                                                                             29            55            18
     Organizational costs                                                                      --            --            --
     Miscellaneous                                                                             15            23             4
                                                                                          -------     ---------       -------
       Total expenses                                                                         754         4,613         1,318
                                                                                          -------     ---------       -------
NET INVESTMENT INCOME                                                                       3,256         2,927           399
                                                                                          -------     ---------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,  FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                           3,591        66,598        14,635
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                           --            --            --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                             --            --            --
     Net change in unrealized appreciation on investments                                  55,389        67,597        12,411
                                                                                          -------     ---------       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $62,236      $137,122       $27,445
                                                                                          =======     =========       =======

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                       $ 37.39      $  21.11        $15.43
                                                                                          =======     =========       =======
     CLASS A
       1Net asset value, redemption price                                                   37.37         21.13         15.39
        Maximum sales charge of 5.50%                                                        2.17          1.23          0.90
                                                                                          =======     =========       =======
       2Offering price                                                                    $ 39.54      $  22.36        $16.29
                                                                                          =======     =========       =======


                                                                                    -----------    ------------     --------
                                                                                      SPECIAL     INTERNATIONAL     BALANCED
                                                                                    EQUITY FUND    GROWTH FUND        FUND
                                                                                    -----------    ------------     --------
INVESTMENT INCOME
     Dividends                                                                       $    527       $  2,650        $ 1,027
     Interest                                                                             161            225          3,006
     Less: Foreign taxes withheld                                                          --           (196)            --
                                                                                     --------       --------        -------
       Total investment income                                                            688          2,679          4,033
                                                                                     --------       --------        -------
EXPENSES:
     Investment advisory fees                                                           1,006          1,131            789
     Less: waiver of investment advisory fees                                            (609)            --           (147)
     Administrative fees                                                                  168            355            282
     Less: waiver of administrative fees                                                  (49)          (128)           (97)
     Transfer agent fees & expenses                                                        12             28             19
     Custodian fees                                                                         8            216             --
     Professional fees                                                                     11             19              5
     Registration & filing fees                                                             7             13              5
     12b-1 fees-- individual shares                                                         4              5              9
     Taxes--other than income                                                               2              1              6
     Printing fees                                                                          9             37             14
     Organizational costs                                                                   2             --              6
     Miscellaneous                                                                         (4)            33              3
                                                                                     --------       --------        -------
       Total expenses                                                                     567          1,710            894
                                                                                     --------       --------        -------
NET INVESTMENT INCOME                                                                     121            969          3,139
                                                                                     --------       --------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,  FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                       7,793          3,611          7,717
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                       --          1,679             --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                         --           (892)            --
     Net change in unrealized appreciation on investments                               3,603         16,581          6,601
                                                                                     --------       --------        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $11,517        $21,948        $17,457
                                                                                     ========       ========        =======

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                    $11.27       $  14.72       $  13.52
                                                                                     ========       ========        =======
     CLASS A
       1Net asset value, redemption price                                               11.25          14.70          13.52
        Maximum sales charge of 5.50%                                                    0.65           0.86           0.79
                                                                                     ========       ========        =======
       2Offering price                                                                 $11.90       $  15.56       $  14.31
                                                                                     ========       ========        =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID
  UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY
  1 MINUS THE MAXIMUM SALES CHARGE OF 5.50%.
3 THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

88 & 89

   STATEMENT
   OF
   OPERATIONS
   (000)

   FOR THE PERIOD
   ENDED
   JUNE 30, 1997


                            COREFUND FIXED INCOME FUNDS [SQUARE BULLET] COREFUND

                                                                            ----------    ------------   ------------      ------
                                                                            SHORT TERM       SHORT-
                                                                              INCOME      INTERMEDIATE    GOVERNMENT        BOND
                                                                               FUND         BOND FUND     INCOME FUND       FUND
                                                                            ----------    ------------   ------------      ------
INVESTMENT INCOME
     Interest                                                                $ 1,911         $10,913        $1,438        $13,350
                                                                             -------         -------        ------        -------
       Total Investment income                                                 1,911          10,913         1,438         13,350
                                                                             -------         -------        ------        -------
EXPENSES
     Investment advisory fees                                                    242             843           101          1,441
     Less: waiver of investment advisory fees                                   (160)           (379)          (14)          (759)
     Administrative fees                                                          82             421            51            487
     Less:waiver of administrative fees                                          (29)           (138)          (17)          (175)
     Transfer agent fees & expenses                                                6              29             5             46
     Custodian fees                                                               (3)             --            --            (35)
     Professional fees                                                             5              14             2             47
     Registration & filing fees                                                    3              12            (5)            18
     12b-1 fees-- individual shares                                               --               7             4              4
     Taxes--other than income                                                     --              10             7              2
     Printing fees                                                                 3              16             2             18
     Organizational costs                                                          2              --             6             --
     Miscellaneous                                                                 3               4             3             11
                                                                             -------         -------        ------        -------
       Total expenses                                                            154             839           145          1,105
                                                                             -------         -------        ------        -------
NET INVESTMENT INCOME                                                          1,757          10,074         1,293         12,245
                                                                             -------         -------        ------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN
   CURRENCY CONTRACTS AND FOREIGN CURRENCY:
     Net realized (loss) gain from:
       Security transactions                                                      (8)            (26)         (156)          (735)
       Option transactions                                                        --              --            --             --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                              --              --            --             --
     Net unrealized appreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                      --              --            --             --
     Net change in unrealized appreciation (depreciation)
       on investments                                                             91             993           434          2,749
                                                                             -------         -------        ------        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $1,840         $11,041        $1,571        $14,259
                                                                             =======         =======        ======        =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                             $ 9.97        $   9.83        $ 9.76         $10.24
                                                                             =======         =======        ======        =======
     CLASS A
     1Net asset value, redemption price                                         9.96            9.83          9.76          10.24
      Maximum sales charge of 3.25% or 4.75%                                    0.33            0.33          0.33           0.51
                                                                             -------         -------        ------        -------
     2Offering price                                                          $10.29        $  10.16        $10.09         $10.75
                                                                             =======         =======        ======        =======

                                                                          ------      ------------    ------------     ----------
                                                                          GLOBAL      INTERMEDIATE    PENNSYLVANIA     NEW JERSEY
                                                                           BOND         MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                           FUND         BOND FUND       BOND FUND       BOND FUND
                                                                          ------      ------------    ------------     ----------
INVESTMENT INCOME
     Interest                                                              $2,067         $  83          $  595           $  85
                                                                           ------         -----          ------          ------
       Total Investment income                                              2,067            83             595              85
                                                                           ------         -----          ------          ------
EXPENSES
     Investment advisory fees                                                 207             9              56               8
     Less: waiver of investment advisory fees                                 (32)           (6)            (56)             (8)
     Administrative fees                                                       86             4              28               4
     Less:waiver of administrative fees                                       (31)           (2)            (28)             (4)
     Transfer agent fees & expenses                                            16            (1)              2              --
     Custodian fees                                                             8            --              --              --
     Professional fees                                                          4            --               1              --
     Registration & filing fees                                                 4            (1)              2              --
     12b-1 fees-- individual shares                                             1             2               3               1
     Taxes--other than income                                                  --            --               1              --
     Printing fees                                                              9            --               1              --
     Organizational costs                                                       7             5               1               2
     Miscellaneous                                                             14             2               1               1
                                                                           ------         -----          ------          ------
       Total expenses                                                         293            12              12               4
                                                                           ------         -----          ------          ------
NET INVESTMENT INCOME                                                       1,774            71             583              81
                                                                           ------         -----          ------          ------
NETREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN
   CURRENCY CONTRACTS AND FOREIGN CURRENCY:
     Net realized (loss) gain from:
       Security transactions                                                  659            (6)             20              (3)
       Option transactions                                                 (1,242)           --              --              --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                        1,006            --              --              --
     Net unrealized appreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                  138            --              --              --
     Net change in unrealized appreciation (depreciation)
       on investments                                                        (287)           25             240              24
                                                                           ------         -----          ------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $2,048         $  90          $  843          $  102
                                                                           ======         =====          ======          ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                          $ 9.54        $10.05          $10.47          $10.16
                                                                           ======         =====          ======          ======
     CLASS A
     1Net asset value, redemption price                                      9.52         10.05           10.47           10.15
      Maximum sales charge of 3.25% or 4.75%                                 0.47          0.34            0.52            0.51
                                                                           ------         -----          ------          ------
     2Offering price                                                       $ 9.99        $10.39          $10.99          $10.66
                                                                           ======         =====          ======          ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID
  UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY
  1 MINUS THE MAXIMUM SALES CHARGE OF 3.25% FOR THE SHORT TERM INCOME, SHORT-INTERMEDIATE BOND, GOVERNMENT INCOME AND INTERMEDIATE MUNICIPAL BOND FUNDS AND 4.75% FOR THE BOND, GLOBAL BOND, PENNSYLVANIA MUNICIPAL BOND
  AND NEW JERSEY MUNICIPAL BOND FUNDS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

90 & 91

   STATEMENT
   OF
   OPERATIONS
   (000)

   FOR THE PERIOD
   ENDED
   JUNE 30, 1997

                                                        [SQUARE BULLET] COREFUND


   COREFUND MONEY MARKET FUNDS

                                              --------      -------   --------
                                              TREASURY       CASH     TAX-FREE
                                               RESERVE      RESERVE    RESERVE
                                              --------      -------   --------
INVESTMENT INCOME:
   Interest                                    $48,486      $48,651     $4,415
                                               -------      -------     ------
     Total investment income                    48,486       48,651      4,415
                                               -------      -------     ------
EXPENSES:
   Investment advisory fees                      3,607        3,542        494
   Less: waiver of investment advisory fees       (994)        (972)      (136)
   Administrative fees                           2,255        2,214        309
   Less: waiver of administrative fees            (783)        (768)      (107)
   Transfer agent fees & expenses                  169          143         20
   Professional fees                                68           55          4
   Registration & filing fees                       37           75          7
   12b-1 fees                                       37           57          8
   Taxes--other than income                         48           49          4
   Printing                                         92           93         12
   Miscellaneous                                    90           36         13
                                               -------      -------     ------
   Total expenses                                4,626        4,524        628
                                               -------      -------     ------
   NET INVESTMENT INCOME                        43,860       44,127      3,787
                                               -------      -------     ------
   NET REALIZED GAIN
     ON INVESTMENTS:
   Net realized gain (loss) from security
     transactions                                    8            1         (1)
                                               -------      -------     ------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                           $43,868      $44,128     $3,786
                                               =======      =======     ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

   STATEMENT
   OF CHANGES
   IN NET ASSETS
   (000)

   FOR THE PERIODS
   ENDED
   JUNE 30,

                                                        [SQUARE BULLET] COREFUND


   COREFUND EQUITY FUNDS

                                                                                          ------------------   -------------------
                                                                                                EQUITY              CORE EQUITY
                                                                                             INDEX FUND(3)            FUND(4)
                                                                                          ------------------   -------------------
                                                                                           1997       1996       1997      1996(1)
                                                                                          ------     -------   -------    -------
OPERATIONS:
   Net investment income                                                                  $3,256     $ 2,673  $   2,927   $ 3,058
   Net realized gain on investments, forward foreign currency contracts
     and foreign currency                                                                  3,591       4,702     66,598    43,129
   Net unrealized appreciation on investments, forward foreign currency
     contracts and translation of assets and liabilites in foreign currencies             55,389      23,222     67,597    23,229
                                                                                        --------    --------   --------  --------
   Net increase in net assets resulting from operations                                   62,236      30,597    137,122    69,416
                                                                                        --------    --------   --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Retail Class (a)                                                                         --          --         --       (35)
     Institutional Class (a)                                                                  --          --         --    (2,133)
     Class Y (b)                                                                          (3,225)     (2,677)    (2,858)   (1,001)
     Class A (b)                                                                             (28)         --        (49)      (21)
   Net realized gains:
     Retail Class (a)                                                                         --          --         --    (1,150)
     Institutional Class (a)                                                                  --          --         --   (57,348)
     Class Y (b)                                                                          (1,484)     (3,835)   (35,253)       --
     Class A (b)                                                                              (6)         --       (977)       --
                                                                                        --------    --------   --------  --------
       Total dividends distributed                                                        (4,743)     (6,512)   (39,137)  (61,688)
                                                                                        --------    --------   --------  --------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                                             --         --          --        --
     Proceeds from shares issued                                                              --          --         --     1,033
     Reinvestment of cash distributions                                                       --          --         --     1,168
     Cost of shares redeemed                                                                  --          --         --      (674)
                                                                                        --------    --------   --------  --------
     Increase (decrease) in net assets from Retail Class transactions                         --         --          --     1,527
                                                                                        --------    --------   --------  --------
   Institutional Class (a):
     Exchanged for Class Y Shares                                                             --          --         --        --
     Proceeds from shares issued                                                              --          --         --    35,302
     Reinvestment of cash distributions                                                       --          --         --    58,151
     Cost of shares redeemed                                                                  --          --         --   (92,405)
                                                                                        --------    --------   --------  --------
     Increase (decrease) in net assets from Institutional Class transactions                  --          --         --     1,048
                                                                                        --------    --------   --------  --------
   Class Y (b):
     Proceeds from shares issued in merger (c)                                                --          --         --    34,310
     Proceeds from shares issued                                                          43,492      50,936     56,759    16,834
     Reinvestment of cash distributions                                                    4,960       6,064     38,110        --
     Cost of shares redeemed                                                             (30,407)    (27,288)   (89,855)  (23,221)
                                                                                        --------    --------   --------  --------
     Increase in net assets from Class Y transactions                                     18,045      29,712      5,014    27,923
                                                                                        --------    --------   --------  --------
   Class A (b):
     Proceeds from shares issued in merger (c)                                                --         --          --     2,807
     Proceeds from shares issued                                                           4,101          --      3,395       575
     Reinvestment of cash distributions                                                       34          --      1,038        --
     Cost of shares redeemed                                                                (103)        --      (2,376)     (549)
                                                                                        --------    --------   --------  --------
     Increase (decrease) in net assets from Class A transactions                           4,032          --      2,057     2,833
                                                                                        --------    --------   --------  --------
Increase in net assets derived from capital share transactions                            22,077      29,712      7,071    33,331
                                                                                        --------    --------   --------  --------
     Net increase in net assets                                                           79,570      53,797    105,056    41,059
                                                                                        --------    --------   --------  --------
NET ASSETS:
   Beginning of period                                                                   166,350     112,553    426,002   384,943
                                                                                        --------    --------   --------  --------
   End of period                                                                        $245,920    $166,350   $531,058  $426,002
                                                                                        ========    ========   ========  ========


                                                                                           -----------------      ----------------
                                                                                                GROWTH                SPECIAL
                                                                                              EQUITY FUND           EQUITY FUND
                                                                                           -----------------      ----------------
                                                                                            1997       1996       1997     1996(1)
                                                                                           -------    ------    -------  ---------
OPERATIONS:
   Net investment income                                                                  $    399   $   695    $   121   $   378
   Net realized gain on investments, forward foreign currency contracts
     and foreign currency                                                                   14,635    10,837      7,793     9,147
   Net unrealized appreciation (depreciation) on investments, forward foreign currency
     contracts and translation of assets and liabilites in foreign currencies               12,411    17,962      3,603     2,372
                                                                                          --------  --------    -------   -------
   Net increase in net assets resulting from operations                                     27,445    29,494     11,517    11,897
                                                                                          --------  --------    -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Retail Class (a)                                                                           --        --         --        --
     Institutional Class (a)                                                                    --        --         --        --
     Class Y (b)                                                                              (393)     (691)      (177)     (388)
     Class A (b)                                                                                (3)      (11)        (2)       (6)
   Net realized gains:
     Retail Class (a)                                                                           --        --         --        --
     Institutional Class (a)                                                                    --        --         --        --
     Class Y (b)                                                                           (13,864)   (2,808)   (13,011)   (8,564)
     Class A (b)                                                                              (404)      (63)      (307)     (113)
                                                                                          --------  --------    -------   -------
       Total dividends distributed                                                         (14,664)   (3,573)   (13,497)   (9,071)
                                                                                          --------  --------    -------   -------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                                               --        --         --      (984)
     Proceeds from shares issued                                                                --        --         --       166
     Reinvestment of cash distributions                                                         --        --         --       115
     Cost of shares redeemed                                                                    --        --         --       (29)
                                                                                          --------  --------    -------   -------
     Increase (decrease) in net assets from Retail Class transactions                           --        --         --      (732)
                                                                                          --------  --------    -------   -------
   Institutional Class (a):
     Exchanged for Class Y Shares                                                               --        --         --   (58,929)
     Proceeds from shares issued                                                                --        --         --     6,660
     Reinvestment of cash distributions                                                         --        --         --     8,821
     Cost of shares redeemed                                                                    --        --         --   (12,704)
                                                                                          --------  --------    -------   -------
     Increase (decrease) in net assets from Institutional Class transactions                    --        --         --   (56,152)
                                                                                          --------  --------    -------   -------
   Class Y (b):
     Proceeds from shares issued in merger (c)                                                  --        --         --    58,929
     Proceeds from shares issued                                                            38,807    24,852     13,884     2,827
     Reinvestment of cash distributions                                                     12,752     3,081     13,074        --
     Cost of shares redeemed                                                               (36,303)  (24,528)   (16,684)   (2,083)
                                                                                          --------  --------    -------   -------
     Increase in net assets from Class Y transactions                                       15,256     3,405     10,274    59,673
                                                                                          --------  --------    -------   -------
   Class A (b):
     Proceeds from shares issued in merger (c)                                                  --        --         --       984
     Proceeds from shares issued                                                             1,712       980      1,020        98
     Reinvestment of cash distributions                                                        410        71        310       --
     Cost of shares redeemed                                                                (1,001)     (530)      (121)       (3)
                                                                                          --------  --------    -------   -------
     Increase (decrease) in net assets from Class A transactions                             1,121       521      1,209     1,079
                                                                                          --------  --------    -------   -------
Increase in net assets derived from capital share transactions                              16,377     3,926     11,483     3,868
                                                                                          --------  --------    -------   -------
     Net increase in net assets                                                             29,158    29,847      9,503     6,694
                                                                                          --------  --------    -------   -------
NET ASSETS:
   Beginning of period                                                                     123,235    93,388     64,824    58,130
                                                                                          --------  --------    -------   -------
   End of period                                                                          $152,393  $123,235    $74,327   $64,824
                                                                                          ========  ========    =======   =======

                                                                                         -----------------        -----------------
                                                                                            INTERNATIONAL             BALANCED
                                                                                             GROWTH FUND                FUND
                                                                                         -----------------        -----------------
                                                                                          1997       1996          1997       1996
                                                                                         -------    -------       -------   -------
OPERATIONS:
   Net investment income                                                                 $   969    $ 1,286      $  3,139   $ 2,183
   Net realized gain on investments, forward foreign currency contracts
     and foreign currency                                                                  5,290     11,844         7,717     4,822
   Net unrealized appreciation (depreciation) on investments, forward foreign currency
     contracts and translation of assets and liabilites in foreign currencies             15,689      5,712         6,601     6,379
                                                                                        --------   --------      --------  --------
   Net increase in net assets resulting from operations                                   21,948     18,842        17,457    13,384
                                                                                        --------   --------      --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Retail Class (a)                                                                         --         --            --        --
     Institutional Class (a)                                                                  --         --            --        --
     Class Y (b)                                                                          (3,802)    (2,440)       (3,056)   (2,108)
     Class A (b)                                                                             (53)       (38)          (92)      (69)
   Net realized gains:
     Retail Class (a)                                                                         --         --            --        --
     Institutional Class (a)                                                                  --         --            --        --
     Class Y (b)                                                                          (8,375)      (548)       (5,885)     (840)
     Class A (b)                                                                            (130)       (10)         (184)      (32)
                                                                                        --------   --------      --------  --------
       Total dividends distributed                                                       (12,360)    (3,036)       (9,217)   (3,049)
                                                                                        --------   --------      --------  --------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                                             --         --            --        --
     Proceeds from shares issued                                                              --         --            --        --
     Reinvestment of cash distributions                                                       --         --            --        --
     Cost of shares redeemed                                                                  --        --             --        --
                                                                                        --------   --------      --------  --------
     Increase (decrease) in net assets from Retail Class transactions                         --         --            --        --
                                                                                        --------   --------      --------  --------
   Institutional Class (a):
     Exchanged for Class Y Shares                                                             --         --            --        --
     Proceeds from shares issued                                                              --         --            --        --
     Reinvestment of cash distributions                                                       --         --            --        --
     Cost of shares redeemed                                                                  --         --            --        --
                                                                                        --------   --------      --------  --------
     Increase (decrease) in net assets from Institutional Class transactions                  --         --            --        --
                                                                                        --------   --------      --------  --------
   Class Y (b):
     Proceeds from shares issued in merger (c)                                                --     16,130            --    38,306
     Proceeds from shares issued                                                          34,899     17,623        23,565    17,797
     Reinvestment of cash distributions                                                   11,015      2,732         8,737     2,494
     Cost of shares redeemed                                                             (31,528)   (23,593)      (29,150)  (27,174)
                                                                                        --------   --------      --------  --------
     Increase in net assets from Class Y transactions                                     14,386     12,892         3,152    31,423
                                                                                        --------   --------      --------  --------
   Class A (b):
     Proceeds from shares issued in merger (c)                                                --         59            --        95
     Proceeds from shares issued                                                             489        421         1,285       678
     Reinvestment of cash distributions                                                      178         46           293        96
     Cost of shares redeemed                                                                (506)      (592)         (833)     (360)
                                                                                        --------   --------      --------  --------
     Increase (decrease) in net assets from Class A transactions                             161        (66)          745       509
                                                                                        --------   --------      --------  --------
Increase in net assets derived from capital share transactions                            14,547     12,826         3,897    31,932
                                                                                        --------   --------      --------  --------
     Net increase in net assets                                                           24,135     28,632        12,137    42,267
                                                                                        --------   --------      --------  --------
NET ASSETS:
   Beginning of period                                                                   141,413    112,781       105,703    63,436
                                                                                        --------   --------      --------  --------
   End of period                                                                        $165,548   $141,413      $117,840  $105,703
                                                                                        ========   ========      ========  ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(A) RETAIL AND INSTITUTIONAL CLASS AMOUNTS FOR THE YEAR ENDED JUNE 30, 1996 REPRESENT ACTIVITY OF THE ACQUIRED CONESTOGA FUND FROM NOVEMBER 1, 1995 THROUGH APRIL 14, 1996.
(B) ON APRIL 22, 1996 SERIES A SHARES WERE REDESIGNATED CLASS Y SHARES, AND SERIES B SHARES WERE REDESIGNATED CLASS A SHARES.
(C) ON APRIL 15 & 22, 1996 THE CONESTOGA FUNDS WERE ACQUIRED BY COREFUNDS, INC.

(1) AMOUNTS REPRESENT CONESTOGA FUNDS ACTIVITY FROM NOVEMBER 1, 1995 THROUGH APRIL 14, 1996 AND COREFUND ACTIVITY FROM APRIL 15, 1996 TO JUNE 30, 1996.
(2) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS. (3) ON OCTOBER 9, 1996, THE EQUITY INDEX FUND CLASS A SHARES COMMENCED OPERATIONS.
(4) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

94 & 95

   STATEMENT
   OF CHANGES
   IN NET ASSETS
   (000)

   FOR THE PERIODS
   ENDED
   JUNE 30,

                                                        [SQUARE BULLET] COREFUND



   COREFUND FIXED INCOME FUNDS

                                                            -------------------  ----------------- -----------------
                                                                                     SHORT-
                                                                SHORT TERM        INTERMEDIATE        GOVERNMENT
                                                                INCOME FUND         BOND FUND         INCOME FUND
                                                            -------------------  ----------------- -----------------
                                                              1997      1996(1)   1997      1996     1997       1996
                                                            --------   --------  -------   ------- --------   ------
OPERATIONS:
   Net investment income                                    $  1,757   $ 1,174   $10,074   $ 4,696 $  1,293   $  892
   Net realized (loss) gain on investments, forward foreign
     currency contracts and foreign currency                      (8)      (81)      (26)     (987)    (156)      31
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                  91      (170)      993       156      434     (414)
                                                             -------   -------  --------  --------  -------  -------
   Net increase in net assets resulting from operations        1,840       923    11,041     3,865    1,571      509
                                                             -------   -------  --------  --------  -------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y (b)                                              (1,748)   (1,238)   (9,902)   (4,567)  (1,204)    (812)
     Class A (b)                                                  (9)       --      (172)     (123)     (90)     (78)
   Net realized gains:
     Retail Class (a)                                             --        --        --        --       --       --
     Institutional Class (a)                                      --       (32)       --        --       --       --
     Class Y (b)                                                  --        --        --        --       --       --
     Class A (b)                                                  --        --        --        --       --       --
                                                             -------   -------  --------  --------  -------  -------
       Total dividends distributed                            (1,757)   (1,270)  (10,074)   (4,690)  (1,294)    (890)
                                                             -------   -------  --------  --------  -------  -------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                 --        (1)       --        --       --       --
     Proceeds from shares issued                                  --        --        --        --       --       --
     Reinvestment of cash distributions                           --        --        --        --       --       --
     Cost of shares redeemed                                      --       (11)       --        --       --       --
                                                             -------   -------  --------  --------  -------  -------
     Decrease in net assets from Retail Class transactions        --       (12)       --        --       --       --
                                                             -------   -------  --------  --------  -------  -------
   Institutional Class (a):
     Exchanged for Class Y Shares                                 --   (29,918)       --        --       --       --
     Proceeds from shares issued                                  --     5,788        --        --       --       --
     Reinvestment of cash distributions                           --       931        --        --       --       --
     Cost of shares redeemed                                      --   (12,577)       --        --       --       --
                                                             -------   -------  --------  --------  -------  -------
     Decrease in net assets from Institutional
        Class transactions                                        --   (35,776)       --        --       --       --
                                                             -------   -------  --------  --------  -------  -------
   Class Y (b):
     Proceeds from shares issued in merger (c)                    --    29,918        --   113,422       --       --
     Proceeds from shares issued                              16,475     2,116    45,113    16,680    8,152    5,296
     Reinvestment of cash distributions                        1,808       203     9,516     3,735      612      412
     Cost of shares redeemed                                 (11,486)   (2,040)  (52,263)  (28,327)  (3,957)  (2,718)
                                                             -------   -------  --------  --------  -------  -------
     Increase (decrease) in net assets from
        Class Y transactions                                   6,797    30,197     2,366   105,510    4,807    2,990
                                                             -------   -------  --------  --------  -------  -------
   Class A (b):
     Proceeds from shares issued in merger (c)                    --         1        --     1,207       --       --
     Proceeds from shares issued                                 483        --       391       282      579      157
     Reinvestment of cash distributions                            9        --       143        85       85       70
     Cost of shares redeemed                                      (1)       --      (865)     (445)    (311)    (285)
                                                             -------   -------  --------  --------  -------  -------
     Increase (decrease) in net assets from
        Class A transactions                                     491         1      (331)    1,129      353      (58)
                                                             -------   -------  --------  --------  -------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                          7,288    (5,590)    2,035   106,639    5,160    2,932
                                                             -------   -------  --------  --------  -------  -------
     Net increase (decrease) in net assets                     7,371    (5,937)    3,002   105,814    5,437    2,551
                                                             -------   -------  --------  --------  -------  -------
NET ASSETS:
   Beginning of period                                        30,133    36,070   162,903    57,089   15,230   12,679
                                                             -------   -------  --------  --------  -------  -------
   End of period                                             $37,504   $30,133  $165,905  $162,903  $20,667  $15,230
                                                             =======   =======  ========  ========  =======  =======


                                                            ------------------       -----------------      ------------------
                                                                                                              INTERMEDIATE
                                                                  BOND                    GLOBAL                MUNICIPAL
                                                                  FUND                   BOND FUND              BOND FUND
                                                            ------------------       -----------------      ------------------
                                                              1997     1996(1)         1997     1996          1997      1996
                                                            --------   -------       --------  -------      --------  --------
OPERATIONS:
   Net investment income                                    $ 12,245   $ 8,196        $ 1,774  $ 1,851        $   71   $   46
   Net realized (loss) gain on investments, forward foreign
     currency contracts and foreign currency                    (735)   (1,252)           423    1,197            (6)      --
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies               2,749    (4,687)          (149)    (638)           25       13
                                                            --------  --------        -------  -------        ------  -------
   Net increase in net assets resulting from operations       14,259     2,257          2,048    2,410            90       59
                                                            --------  --------        -------  -------        ------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y (b)                                             (12,161)   (8,523)        (2,621)  (2,254)          (34)     (10)
     Class A (b)                                                 (84)      (56)           (13)     (11)          (37)     (35)
   Net realized gains:
     Retail Class (a)                                             --       (10)            --       --            --       --
     Institutional Class (a)                                      --    (1,458)            --       --            --       --
     Class Y (b)                                                  --        --             --       --            --       --
     Class A (b)                                                  --        --             --       --            --       --
                                                            --------  --------        -------  -------        ------  -------
       Total dividends distributed                           (12,245)  (10,047)        (2,634)  (2,265)          (71)     (45)
                                                            --------  --------        -------  -------        ------  -------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                 --    (1,294)            --       --            --       --
     Proceeds from shares issued                                  --       122             --       --            --       --
     Reinvestment of cash distributions                           --        44             --       --            --       --
     Cost of shares redeemed                                      --      (198)            --       --            --       --
                                                            --------  --------        -------  -------        ------  -------
     Decrease in net assets from Retail Class transactions        --    (1,326)            --       --            --       --
                                                            --------  --------        -------  -------        ------  -------
   Institutional Class (a):
     Exchanged for Class Y Shares                                 --  (194,533)            --       --            --       --
     Proceeds from shares issued                                  --    28,200             --       --            --       --
     Reinvestment of cash distributions                           --     7,057             --       --            --       --
     Cost of shares redeemed                                      --   (28,354)            --       --            --       --
                                                            --------  --------        -------  -------        ------  -------
     Decrease in net assets from Institutional
        Class transactions                                        --  (187,630)           --        --            --       --
                                                            --------  --------        -------  -------        ------  -------
   Class Y (b):
     Proceeds from shares issued in merger (c)                    --   194,533             --       --            --       --
     Proceeds from shares issued                              18,942    13,215            107    5,150           841      193
     Reinvestment of cash distributions                       12,215     1,409          2,670    1,604            12        8
     Cost of shares redeemed                                 (49,397)   (9,632)          (602)    (797)         (269)    (167)
                                                            --------  --------        -------  -------        ------  -------
     Increase (decrease) in net assets from
        Class Y transactions                                 (18,240)  199,525         2,175     5,957           584       34
                                                            --------  --------        -------  -------        ------  -------
   Class A (b):
     Proceeds from shares issued in merger (c)                    --     1,294             --       --             --      --
     Proceeds from shares issued                                 579        65             31        2            80      126
     Reinvestment of cash distributions                           78        13             15       10            37       31
     Cost of shares redeemed                                    (323)      (88)           (13)     (32)         (186)    (179)
                                                            --------  --------        -------  -------        ------  -------
     Increase (decrease) in net assets from
        Class A transactions                                     334     1,284             33      (20)          (69)     (22)
                                                            --------  --------        -------  -------        ------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                        (17,906)   11,853          2,208    5,937           515       12
                                                            --------  --------        -------  -------        ------  -------
     Net increase (decrease) in net assets                   (15,892)    4,063          1,622    6,082           534       26
                                                            --------  --------        -------  -------        ------  -------
NET ASSETS:
   Beginning of period                                       199,878   195,815         33,150   27,068         1,418    1,392
                                                            --------  --------        -------  -------        ------  -------
   End of period                                            $183,986  $199,878        $34,772  $33,150        $1,952  $ 1,418
                                                            ========  ========        =======  =======        ======  =======

                                                            ------------------    -------------------
                                                              PENNSYLVANIA            NEW JERSEY
                                                                 MUNICIPAL              MUNICIPAL
                                                                BOND FUND              BOND FUND
                                                            ------------------    -------------------
                                                              1997      1996          1997     1996
                                                            --------    ------    ---------    ------
OPERATIONS:
   Net investment income                                     $   583    $  234       $   81     $  77
   Net realized (loss) gain on investments, forward foreign
     currency contracts and foreign currency                      20       (30)          (3)       16
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                 240        36           24        (8)
                                                             -------   -------       ------   -------
   Net increase in net assets resulting from operations          843       240          102        85
                                                             -------   -------       ------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y (b)                                                (521)     (212)         (65)      (72)
     Class A (b)                                                 (62)      (21)         (16)       (5)
   Net realized gains:
     Retail Class (a)                                             --        --           --        --
     Institutional Class (a)                                      --        --           --        --
     Class Y (b)                                                  --        --           (8)       (9)
     Class A (b)                                                  --        --           (2)       (1)
                                                             -------   -------       ------   -------
       Total dividends distributed                              (583)     (233)         (91)      (87)
                                                             -------   -------       ------   -------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                 --        --            --       --
     Proceeds from shares issued                                  --        --            --       --
     Reinvestment of cash distributions                           --        --            --       --
     Cost of shares redeemed                                      --        --            --       --
                                                             -------   -------       ------   -------
     Decrease in net assets from Retail Class transactions        --        --            --       --
                                                             -------   -------       ------   -------
   Institutional Class (a):
     Exchanged for Class Y Shares                                 --        --            --       --
     Proceeds from shares issued                                  --        --            --       --
     Reinvestment of cash distributions                           --        --            --       --
     Cost of shares redeemed                                      --        --            --       --
                                                             -------   -------       ------   -------
     Decrease in net assets from Institutional
        Class transactions                                        --        --           --        --
                                                             -------   -------       ------   -------
   Class Y (b):
     Proceeds from shares issued in merger (c)                    --     5,703           --        --
     Proceeds from shares issued                               3,530     1,175          525       438
     Reinvestment of cash distributions                          297       134           14        39
     Cost of shares redeemed                                  (2,772)     (397)        (388)     (625)
                                                             -------   -------       ------   -------
     Increase (decrease) in net assets from
        Class Y transactions                                   1,055     6,615          151      (148)
                                                             -------   -------       ------   -------
   Class A (b):
     Proceeds from shares issued in merger (c)                    --       684           --        --
     Proceeds from shares issued                               1,341       124           99       196
     Reinvestment of cash distributions                           56        17           15         4
     Cost of shares redeemed                                    (420)     (153)         (22)       (3)
                                                             -------   -------       ------   -------
     Increase (decrease) in net assets from
        Class A transactions                                     977       672           92       197
                                                             -------   -------       ------   -------
Increase (decrease) in net assets derived from capital
   share transactions                                          2,032     7,287          243        49
                                                             -------   -------       ------   -------
     Net increase (decrease) in net assets                     2,292     7,294          254        47
                                                             -------   -------       ------   -------
NET ASSETS:
   Beginning of period                                         9,883     2,589        1,621     1,574
                                                             -------   -------       ------   -------
   End of period                                             $12,175   $ 9,883       $1,875   $ 1,621
                                                             =======   =======       ======   =======


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(A) RETAIL AND INSTITUTIONAL CLASS AMOUNTS REPRESENT ACTIVITY OF THE ACQUIRED CONESTOGA FUND FROM NOVEMBER 1, 1995 THROUGH APRIL 21, 1996.
(B) ON APRIL 22, 1996 SERIES A SHARES WERE REDESIGNATED CLASS Y SHARES, AND SERIES B SHARES WERE REDESIGNATED CLASS A SHARES.
(C) ON APRIL 15 & 22, 1996 THE CONESTOGA FUNDS WERE ACQUIRED BY COREFUNDS, INC.
(1) AMOUNTS REPRESENT CONESTOGA FUNDS ACTIVITY FROM NOVEMBER 1, 1995 THROUGH APRIL 14, 1996 AND COREFUND ACTIVITY FROM APRIL 15, 1996 TO JUNE 30, 1996.
(2) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

96 & 97

   STATEMENT
   OF CHANGES
   IN NET ASSETS
   (000)

   FOR THE PERIODS
   ENDED
   JUNE 30


                                                        [SQUARE BULLET] COREFUND


   COREFUND MONEY MARKET FUNDS

                                                 --------------------  ---------------------- -------------------
                                                      TREASURY                 CASH                TAX-FREE
                                                       RESERVE                RESERVE               RESERVE
                                                 --------------------  ---------------------- -------------------
                                                   1997       1996        1997       1996       1997      1996
                                                 --------    --------  ----------    -------- ---------  --------
OPERATIONS:
   Net investment income                       $   43,860  $   29,926  $   44,127  $   32,976  $  3,787  $  2,300
   Net realized gain (loss) on securities
      transactions                                      8          (4)          1          (2)       (1)       --
                                               ----------  ----------  ----------  ----------  --------  --------
   Net increase in net assets resulting
      from operations                              43,868      29,922      44,128      32,974     3,786     2,300
                                               ----------  ----------  ----------  ----------  --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y (a)                                  (43,173)    (28,940)    (43,042)    (32,056)   (3,677)   (2,245)
     Class C (a)                                     (687)       (986)     (1,085)       (920)      (86)      (55)
                                               ----------  ----------  ----------  ----------  --------  --------
       Total dividends distributed                (43,860)    (29,926)    (44,127)    (32,976)   (3,763)   (2,300)
                                               ----------  ----------  ----------  ----------  --------  --------
CAPITAL SHARE TRANSACTIONS:
   Class Y (a)
     Proceeds from shares issued in merger (b)         --     397,193          --     220,190        --    51,375
     Proceeds from shares issued                2,548,964   2,291,733   2,154,887   1,319,098   392,069   223,212
     Reinvestment of cash distributions             4,246       5,323       3,136       3,471       229       216
     Cost of shares redeemed                   (2,610,396) (2,280,888) (2,061,985) (1,262,885) (376,938) (233,363)
                                               ----------  ----------  ----------  ----------  --------  --------
     (Decrease) increase in net assets
       from Class Y (a) transactions              (57,186)    413,361      96,038     279,874    15,360    41,440
                                               ----------  ----------  ----------  ----------  --------  --------
   Class C (a)
     Proceeds from shares issued in merger (b)         --         744          --       2,038        --     1,258
     Proceeds from shares issued                   12,429      32,271      44,890      34,793     3,779     2,753
     Reinvestment of cash distributions               264         440       1,023         905        79        53
     Cost of shares redeemed                      (19,933)    (35,682)    (37,956)    (35,584)   (3,506)   (2,738)
                                               ----------  ----------  ----------  ----------  --------  --------
     (Decrease) increase in net assets from
       Class C transactions                        (7,240)     (2,227)      7,957       2,152       352     1,326
                                               ----------  ----------  ----------  ----------  --------  --------
     (Decrease) increase in net assets derived
       from capital share transactions            (64,426)    411,134     103,995     282,026    15,712    42,766
                                               ----------  ----------  ----------  ----------  --------  --------
       Net (decrease) increase in net assets      (64,418)    411,130     103,996     282,024    15,735    42,766
                                               ----------  ----------  ----------  ----------  --------  --------
NET ASSETS:
   Beginning of period                            911,948     500,818    809,948      527,924   107,046    64,280
                                               ----------  ----------  ----------  ----------  --------  --------
   End of period                                 $847,530   $ 911,948    $913,944   $ 809,948  $122,781  $107,046
                                               ==========  ==========  ==========  ==========  ========  ========

(A) ON APRIL 22, 1996 SERIES A SHARES WERE REDESIGNATED CLASS Y AND SERIES B SHARES WERE REDESIGNATED CLASS C.
(B) ON APRIL 15 & 22, THE CONESTOGA FUNDS WERE AQUIRED BY COREFUNDS INC.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

   FINANCIAL
   HIGHLIGHTS

   FOR THE PERIODS
   ENDED
   JUNE 30,


   COREFUND EQUITY FUNDS

For a Share Outstanding Throughout the Period

                                                                                                    NET                    RATIO
         NET ASSET               REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS      NET               ASSETS      RATIO       OF NET
           VALUE        NET       UNREALIZED      FROM NET        FROM       ASSET VALUE            END      OF EXPENSES   INCOME
         BEGINNING  INVESTMENT GAINS OR (LOSSES) INVESTMENT      CAPITAL         END       TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN8   (000)    NET ASSETS  NET ASSETS
         ---------  ---------- ---------------- ------------- -------------  -----------  ------- ---------  ----------- ----------

-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y**
   1997   $28.47      $0.51        $ 9.16          $(0.51)      $(0.24)        $37.39     34.44%  $241,413     0.37%        1.63%
   1996    23.79       0.51          5.47           (0.51)       (0.79)         28.47     25.69    166,350     0.35         1.94
   1995    20.54       0.52          4.24           (0.52)       (0.99)         23.79     24.45    112,533     0.37         2.48
   1994    20.97       0.55         (0.43)          (0.55)          --          20.54      0.55     72,552     0.35         2.63
   1993    19.22       0.52          1.84           (0.52)       (0.09)         20.97     12.39     50,551     0.49         2.82
   1992    18.46       0.52          1.80           (0.48)       (1.08)         19.22     12.59     20,166     0.57         2.66
   19911   19.48       0.03         (0.94)          (0.02)       (0.09)         18.46     (4.64)+   12,117     0.97         1.79
   CLASS A
   199710 $29.62      $0.32        $ 8.05          $(0.38)      $(0.24)        $37.37     28.58%+   $4,507     0.37%        1.51%

--------------------
CORE EQUITY FUND(9)
--------------------
   CLASS Y*
   1997   $17.26      $0.12        $ 5.32          $(0.12)      $(1.47)        $21.11     33.10%  $515,015     0.98%        0.63%
   1996    17.07       0.14          1.49           (0.14)       (1.30)         17.26     19.24    414,824     0.97         1.15
   INSTITUTIONAL CLASS*
   1995    15.00       0.19          2.87           (0.19)       (0.80)         17.07     22.00    378,352     1.05         1.44
   CLASS A*
   1997   $17.28      $0.07        $ 5.32          $(0.07)      $(1.47)        $21.13     32.74%   $16,043     1.23%        0.38%
   1996    17.08       0.12          1.49           (0.11)       (1.30)         17.28     19.11     11,178     1.22         0.89
   RETAIL CLASS*
   1995    15.00       0.18          2.87           (0.17)       (0.80)         17.08     21.94      6,591     1.34         1.23
   PRIOR CLASS
   1994   $15.39      $0.11        $ 0.22          $(0.11)      $(0.61)        $15.00      2.21%  $ 50,128     1.49%        0.75%
   1993    13.93       0.14          1.89           (0.14)       (0.43)         15.39     14.90     45,677     1.20         0.94
   1992    13.08       0.19          1.02           (0.19)       (0.17)         13.93      9.27     28,103     0.92         1.47
   1991     8.95       0.26          4.13           (0.26)          --          13.08     49.37     12,830     0.54         2.30
   19902   10.00       0.14         (1.05)          (0.14)          --           8.95     (9.22)     5,982     0.65         2.29

-------------------
GROWTH EQUITY FUND
-------------------
   CLASS Y**
   1997   $14.19      $0.04        $ 2.81          $(0.04)      $(1.57)        $15.43     21.67%  $147,700     0.96%        0.30%
   1996    11.18       0.08          3.36           (0.08)       (0.35)         14.19     31.36    120,073     0.89         0.64
   1995     9.11       0.08          2.07           (0.08)          --          11.18     23.71     91,345     0.76         0.84
   1994     9.95       0.05         (0.84)          (0.05)          --           9.11     (8.01)    64,877     0.69         0.48
   1993     8.74       0.08          1.21           (0.08)          --           9.95     14.76     63,777     0.43         0.85
   19923   10.00       0.05         (1.26)          (0.05)          --           8.74    (12.05)+   33,418     0.14         1.38
   CLASS A**
   1997   $14.17      $0.01        $ 2.79          $(0.01)      $(1.57)        $15.39     21.29%    $4,693     1.21%        0.04%
   1996    11.17       0.05          3.35           (0.05)       (0.35)         14.17     31.00      3,162     1.14         0.40
   1995     9.10       0.06          2.07           (0.06)          --          11.17     23.44      2,043     1.01         0.59
   1994     9.95       0.04         (0.85)          (0.04)          --           9.10     (8.13)     1,73      0.94         0.23
   19934    9.80       0.03          0.15           (0.03)          --           9.95      1.80+     5,224     0.80         0.39

-----------------------
SPECIAL EQUITY FUND(9)
-----------------------
   CLASS Y*
   1997   $11.86      $0.02        $ 1.81          $(0.03)      $(2.39)        $11.27     17.94%   $71,980     0.84%        0.19%
   1996    11.42       0.07          2.13           (0.07)       (1.69)         11.86     22.27     63,680     0.34         0.94
   INSTITUTIONAL CLASS*
   1995     9.37       0.12          2.12           (0.12)       (0.07)         11.42     24.44     57,396     0.32         1.14
   CLASS A*
   1997   $11.85      $  --        $ 1.81          $(0.02)      $(2.39)        $11.25     17.73%    $2,347     1.14%       (0.12)%
   1996    11.42       0.08          2.11           (0.07)       (1.69)         11.85     22.14      1,144     0.37         0.91
   RETAIL CLASS*
   1995     9.37       0.12          2.12           (0.12)       (0.07)         11.42     24.44        734     0.27         1.29
   PRIOR CLASS
   19945  $10.00      $0.06        $(0.63)         $(0.06)      $   --         $ 9.37     (5.72)%  $ 10,069    0.15%        1.06%


             RATIO    RATIO OF NET
           OF EXPENSES INCOME (LOSS)
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS     PORTFOLIO   AVG.
           (EXCLUDING  (EXCLUDING      TURNOVER  COMM.
             WAIVERS)    WAIVERS)       RATE***  RATE11
           ----------- ------------   ---------  ------

-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y**
   1997      0.71%        1.29%           11%  $0.0545
   1996      0.71         1.59            13    0.0641
   1995      0.76         2.09            27      n/a
   1994      0.75         2.23            13      n/a
   1993      0.88         2.43             4      n/a
   1992      1.06         2.17            27      n/a
   19911     1.20         1.56            --      n/a
   CLASS A
   199710    0.69%        1.19%           11%  $0.0545

--------------------
CORE EQUITY FUND(9)
--------------------
   CLASS Y*
   1997      1.03%        0.58%           79%  $0.0512
   1996      1.01         1.11           114    0.0636
   INSTITUTIONAL CLASS*
   1995      1.10         1.44           119      n/a
   CLASS A*
   1997      1.28%        0.33%           79%  $0.0512
   1996      1.26         0.85           114    0.0636
   RETAIL CLASS*
   1995      1.53         1.04           119      n/a
   PRIOR  CLASS
   1994      1.51%        0.73%           35%     n/a
   1993      1.41         0.73            24      n/a
   1992      1.23         1.17            39      n/a
   1991      1.48         1.36            68      n/a
   19902     1.59         1.35            43      n/a

-------------------
GROWTH EQUITY FUND
-------------------
   CLASS Y**
   1997      1.06%        0.20%           74%  $0.0451
   1996      1.05         0.48            81    0.0601
   1995      1.10         0.50           113      n/a
   1994      1.11         0.06           127      n/a
   1993      1.11         0.17           103      n/a
   19923     1.12         0.40            66      n/a
   CLASS A**
   1997      1.31%       (0.06)%          74%  $0.0451
   1996      1.30         0.23            81    0.0601
   1995      1.35         0.25           113      n/a
   1994      1.36        (0.19)          127      n/a
   19934     1.48        (0.29)          103      n/a

-----------------------
SPECIAL EQUITY FUND(9)
-----------------------
   CLASS Y*
   1997      1.82%       (0.79)%          74%  $0.0257
   1996      1.79        (0.51)           72    0.0539
   INSTITUTIONAL CLASS*
   1995      1.97        (0.51)          129      n/a
   CLASS A*
   1997      2.07%       (1.05)%          74%  $0.0257
   1996      1.82        (0.55)           72    0.0539
   RETAIL CLASS*
   1995      2.24        (0.68)          129      n/a
   PRIOR CLASS
   19945     2.10%       (0.89)%          39%     n/a

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        [SQUARE BULLET] COREFUND
For a Share Outstanding Throughout the Period

                                                                                                    NET                    RATIO
         NET ASSET               REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS      NET               ASSETS      RATIO       OF NET
           VALUE        NET       UNREALIZED      FROM NET        FROM       ASSET VALUE            END      OF EXPENSES   INCOME
         BEGINNING  INVESTMENT GAINS OR (LOSSES) INVESTMENT      CAPITAL         END       TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN8   (000)    NET ASSETS  NET ASSETS
         ---------  ---------- ---------------- ------------- -------------  -----------  ------- ---------  ----------- ----------

--------------------------
INTERNATIONAL GROWTH FUND
--------------------------
   CLASS Y**
   1997   $13.97      $0.14        $ 1.84          $(0.37)      $(0.86)        $14.72      15.43% $163,117      1.20%      0.82%
   1996    12.29       0.16          1.86           (0.28)       (0.06)         13.97      16.72   139,275      1.14       1.05
   1995    13.18       0.12         (0.17)          (0.04)       (0.80)         12.29      (0.21)  110,838      1.05       0.98
   1994    11.71       0.12          1.78           (0.12)       (0.31)         13.18      16.28   108,911      0.99       0.23
   1993    10.52       0.10          1.16           (0.07)          --          11.71      12.06    61,655      0.99       1.22
   1992    10.10       0.17          0.31              --        (0.06)         10.52       4.90    42,594      0.96       1.67
   1991    10.75       0.19         (0.44)          (0.27)       (0.13)         10.10      (2.71)   20,582      0.99       1.80
   19906   10.00       0.11          0.86           (0.09)       (0.13)         10.75       9.74+   13,513      1.22       2.57
   CLASS A**
   1997   $13.96      $0.09        $ 1.85          $(0.34)      $(0.86)        $14.70      15.09%   $2,431      1.45%      0.57%
   1996    12.27       0.11          1.89           (0.25)       (0.06)         13.96      16.54     2,138      1.39       0.80
   1995    13.17       0.09         (0.17)          (0.02)       (0.80)         12.27      (0.48)    1,943      1.30       0.73
   1994    11.71       0.06          1.82           (0.11)       (0.31)         13.17      16.08     2,019      1.24       0.05
   19934   10.07       0.05          1.59              --           --          11.71      16.29+      344      1.15       1.51

--------------
BALANCED FUND
--------------
   CLASS Y**
   1997   $12.59      $0.36        $ 1.61          $(0.36)      $(0.68)        $13.52      16.44% $113,642      0.78%      2.79%
   1996    11.06       0.33          1.68           (0.33)       (0.15)         12.59      18.41   102,515      0.81       2.79
   1995     9.88       0.35          1.21           (0.35)       (0.03)         11.06      16.21    61,092      0.73       3.51
   1994    10.39       0.35         (0.51)          (0.35)          --           9.88      (1.62)   42,429      0.62       3.46
   19934   10.00       0.16          0.39           (0.16)          --          10.39       5.52+   29,434      0.45       3.38
   CLASS A**
   1997   $12.59      $0.32        $ 1.61          $(0.32)      $(0.68)        $13.52      16.15%   $4,198      1.03%      2.54%
   1996    11.06       0.30          1.68           (0.30)       (0.15)         12.59      18.13     3,188      1.06       2.53
   1995     9.89       0.34          1.19           (0.33)       (0.03)         11.06      15.84     2,344      0.98%      3.27
   1994    10.38       0.31         (0.49)          (0.31)          --           9.89      (1.86)    2,222      0.87       3.21
   19937   10.00       0.16          0.38           (0.16)          --          10.38       2.50+      701      0.55       5.76


             RATIO     RATIO OF NET
           OF EXPENSES INCOME (LOSS)
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS     PORTFOLIO   AVG.
           (EXCLUDING  (EXCLUDING      TURNOVER  COMM.
             WAIVERS)    WAIVERS)       RATE***  RATE11
           ----------- ------------   ---------  ------

--------------------------
INTERNATIONAL GROWTH FUND
--------------------------
   CLASS Y**
   1997       1.29%      0.73%            59%   $0.0080
   1996       1.25       0.94             41     0.0270
   1995       1.19       0.84             59      n/a
   1994       1.18       0.04             67      n/a
   1993       1.28       0.93             59      n/a
   1992       1.40       1.23             87      n/a
   1991       1.56       1.23             49      n/a
   19906      1.99       1.80             20      n/a
   CLASS A**
   1997       1.54%      0.48%            59%   $0.0080
   1996       1.50       0.69             41     0.0270
   1995       1.44       0.59             59      n/a
   1994       1.43      (0.14)            67      n/a
   19934      1.44       1.22             59      n/a

--------------
BALANCED FUND
--------------
   CLASS Y**
   1997       1.00%      2.57%            54%   $0.0033
   1996       1.03       2.57             74     0.0621
   1995       1.07       3.17             46      n/a
   1994       1.08       3.00             56      n/a
   19934      1.39       2.45             21      n/a
   CLASS A**
   1997       1.25%      2.32%            54%   $0.0033
   1996       1.27       2.32             74     0.0621
   1995       1.32       2.93             46      n/a
   1994       1.33       2.75             56      n/a
   19937      1.48       4.83             21      n/a

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*  ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE,
   THE FUND'S NET INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH FEBRUARY 20, 1995
   WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF
   SHARES AS OF FEBRUARY 21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND DISTRIBUTIONS FOR EACH
   APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995 THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE
   FINANCIAL HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE PER SHARE INVESTMENT ACTIVITIES
   AND DISTRIBUTIONS REFLECT THIS ALLOCATION. ADDITIONALLY, ON APRIL 15 & 22, 1996 THE CONESTOGA EQUITY AND SPECIAL EQUITY
   FUNDS WERE ACQUIRED BY COREFUNDS, INC.; AT WHICH TIME THE INSTITUTIONAL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED
   FOR CLASS Y SHARES AND THE RETAIL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED FOR CLASS A SHARES.
** ON APRIL 22,  1996 THE SERIES A SHARES OF EACH FUND,  EXCLUDING  THE  SPECIAL
   EQUITY FUND, WERE  REDESIGNATED  CLASS Y AND THE SERIES B SHARES OF EACH FUND
   WERE REDESIGNATED CLASS A.
***FOR THE YEAR ENDED JUNE 30,  1996,  TRANSACTIONS  RELATING TO THE MERGER WERE
   EXCLUDED FROM THE CALCULATION OF THE PORTFOLIO TURNOVER RATE.
+  THIS FIGURE HAS NOT BEEN ANNUALIZED.
1  COMMENCED OPERATIONS JUNE 1, 1991. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
2  COMMENCED OPERATIONS FEBRUARY 28, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3  COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD
   HAVE BEEN ANNUALIZED.
4  COMMENCED  OPERATIONS JANUARY 4, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
5  COMMENCED  OPERATIONS MARCH 15, 1994.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
6  COMMENCED OPERATIONS FEBRUARY 12, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
7  COMMENCED OPERATIONS MARCH 16, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
8  TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES LOAD. ADDITIONALLY TOTAL RETURN FOR CLASS Y & CLASS A FOR THE CORE
   EQUITY & SPECIAL  EQUITY  FUNDS FOR 1996 ARE FOR AN EIGHT MONTH  PERIOD ENDED JUNE 30, 1997.
9  THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996 REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO
   JUNE 30, 1996.  ALL PRIOR YEARS ARE FOR THE PERIODS NOVEMBER 1 TO
   OCTOBER 31.
10 COMMENCED OPERATIONS ON OCTOBER 9, 1996. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
11 AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING
   THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER
   SEPTEMBER 1, 1995.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL
   HIGHLIGHTS

   FOR THE PERIODS
   ENDED
   JUNE 30,


   COREFUND FIXED INCOME FUNDS

For a Share Outstanding Throughout the Period

                                                                                                    NET                    RATIO
         NET ASSET               REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS      NET               ASSETS      RATIO       OF NET
           VALUE        NET       UNREALIZED      FROM NET        FROM       ASSET VALUE            END      OF EXPENSES   INCOME
         BEGINNING  INVESTMENT GAINS OR (LOSSES) INVESTMENT      CAPITAL         END       TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN10   (000)    NET ASSETS  NET ASSETS
         ---------  ---------- ---------------- ------------- -------------  ----------- -------- ---------  ----------- ----------

-------------------------
SHORT TERM INCOME FUND11
-------------------------
   CLASS Y*
   1997     $ 9.94    $0.53         $ 0.03         $(0.53)       $  --         $ 9.97     5.82%  $ 37,011       0.47%       5.37%
   1996      10.05     0.36          (0.08)         (0.38)       (0.01)          9.94     2.78     30,132       0.51        5.31
   INSTITUTIONAL CLASS*
   19951     10.00     0.25           0.03          (0.23)          --          10.05     2.57%+   36,059       0.63        5.43
   CLASS A*
   1997     $ 9.93    $0.51         $ 0.03         $(0.51)       $  --         $ 9.96     5.59%$      493       0.73%       5.18%
   1996      10.04     0.35          (0.10)         (0.35)       (0.01)          9.93     2.55          1       0.76        5.05
   RETAIL CLASS*
   19952     10.01     0.23           0.02          (0.22)          --          10.04     2.87%+       11       0.88        5.05

------------------------------
SHORT-INTERMEDIATE BOND FUND
------------------------------
   CLASS Y**
   1997     $ 9.76    $0.59         $ 0.07         $(0.59)       $  --         $ 9.83     6.90%  $163,153       0.49%       5.98%
   1996       9.84     0.57          (0.08)         (0.57)          --           9.76     5.05    159,841       0.55        5.80
   1995       9.63     0.53           0.21          (0.53)          --           9.84     8.22     55,128       0.60        5.76
   1994      10.18     0.43          (0.53)         (0.43)       (0.02)          9.63    (0.32)    48,379       0.58        4.30
   1993      10.01     0.47           0.31          (0.47)       (0.14)         10.18     7.90     44,692       0.42        4.62
   19923     10.00     0.23           0.01          (0.23)          --          10.01     2.49+    22,623       0.11        5.73
   CLASS A**
   1997     $ 9.76    $0.56         $ 0.07         $(0.56)       $  --         $ 9.83     6.64%$    2,752       0.74%       5.73%
   1996       9.84     0.54          (0.08)         (0.54)          --           9.76     4.79      3,062       0.81        5.51
   1995       9.63     0.54           0.20          (0.53)          --           9.84     7.95      1,961       0.85        5.27
   1994      10.18     0.41          (0.53)         (0.41)       (0.02)          9.63    (0.56)     9,365       0.83        4.05
   19934     10.01     0.20           0.17          (0.20)          --          10.18     3.95+     5,752       0.75        3.78

------------------------
GOVERNMENT INCOME FUND
------------------------
   CLASS Y**
   1997     $ 9.62    $0.62         $ 0.14         $(0.62)       $  --         $ 9.76     8.15%  $ 19,007       0.70%       6.40%
   1996       9.83     0.61          (0.21)         (0.61)          --           9.62     4.09     13,943       0.64        6.17
   1995       9.52     0.62           0.31          (0.62)          --           9.83    10.26     11,305       0.59        6.53
   1994      10.18     0.50          (0.62)         (0.50)       (0.04)          9.52    (1.34)     9,089       0.50        4.93
   19935     10.00     0.13           0.18          (0.13)          --          10.18     3.12+     6,323       0.44        5.41
   CLASS A**
   1997     $ 9.62    $0.60         $ 0.14         $(0.60)       $  --         $ 9.76     7.88%  $  1,660       0.95%       6.15%
   1996       9.84     0.58          (0.22)         (0.58)          --           9.62     3.73      1,287       0.88        5.93
   1995       9.51     0.61           0.33          (0.61)          --           9.84    10.23      1,374       0.85        6.25
   1994      10.17     0.47          (0.62)         (0.47)       (0.04)          9.51    (1.57)     1,536       0.75        4.68
   19938     10.00     0.07           0.17          (0.07)          --          10.17     1.71+       201       0.63        5.35

-------------
BOND FUND11
-------------
   CLASS Y*
   1997     $10.15    $0.64         $ 0.09         $(0.64)       $  --         $10.24     7.43%  $182,364       0.56%       6.29%
   1996      10.55     0.43          (0.30)         (0.45)       (0.08)         10.15     1.23    198,605       0.55        6.28
   INSTITUTIONAL CLASS*
   1995       9.81     0.61           0.71          (0.58)          --          10.55    13.87    194,442       0.71        6.09
   CLASS A*
   1997     $10.15    $0.62         $ 0.09         $(0.62)       $  --         $10.24    7.15%$     1,622       0.81%       6.05%
   1996      10.56     0.44          (0.33)         (0.44)       (0.08)         10.15    0.98       1,273       0.80        6.02
   RETAIL CLASS*
   1995       9.81     0.60           0.72          (0.57)          --          10.56   13.83       1,373       0.97        6.02
   PRIOR CLASS
   1994     $11.18    $0.53         $(1.04)        $(0.52)      $(0.34)        $ 9.81   (4.75)%  $ 23,377       1.01%       5.07%
   1993      10.89     0.56           0.54          (0.56)       (0.25)         11.18   10.63      27,346       0.88        5.16
   1992      10.65     0.70           0.32          (0.68)       (0.10)         10.89    9.82      15,180       0.46        6.78
   1991       9.96     0.78           0.69          (0.78)          --          10.65   15.16       7,255       0.47        7.71
   19906     10.00     0.50          (0.04)         (0.50)          --           9.96    4.64+      4,593       0.68        7.75


            RATIO      RATIO OF
          OF EXPENSES NET INCOME
          TO AVERAGE  TO AVERAGE
          NET ASSETS  NET ASSETS     PORTFOLIO
          (EXCLUDING  (EXCLUDING      TURNOVER
            WAIVERS)    WAIVERS)       RATE***
          ----------- ------------   ---------

-------------------------
SHORT TERM INCOME FUND11
-------------------------
   CLASS Y*
   1997      1.05%      4.79%           99%
   1996      1.03       4.79           102
   INSTITUTIONAL CLASS*
   19951     1.08       4.98            40
   CLASS A*
   1997      1.32%      4.59%           99%
   1996      1.25       4.56           102
   RETAIL CLASS*
   19952     1.33       4.60            40

------------------------------
SHORT-INTERMEDIATE BOND FUND
------------------------------
   CLASS Y*
   1997      0.80%      5.67%          158%
   1996      0.81       5.54           257
   1995      0.84       5.52           405
   1994      0.86       4.02           299
   1993      0.86       4.18           188
   19923     0.84       5.00            51
   CLASS A**
   1997      1.05%      5.42%          158%
   1996      1.06       5.27           257
   1995      1.09       5.03           405
   1994      1.11       3.77           299
   19934     1.19       3.34           188

------------------------
GOVERNMENT INCOME FUND
------------------------
    CLASS Y*
   1997      0.85%      6.25%          120%
   1996      0.89       5.92           131
   1995      0.98       6.14           368
   1994      1.00       4.43           157
   19935     1.10       4.75            93
   CLASS A**
   1997      1.10%      6.00%          120%
   1996      1.14       5.67           131
   1995      1.24       5.86           368
   1994      1.25       4.18           157
   19938     1.29       4.69            93

-------------
BOND FUND11
-------------
   CLASS Y*
   1997      1.04%      5.81%          210%
   1996      0.97       5.86           190
   INSTITUTIONAL CLASS*
   1995      1.12       5.68           352
   CLASS A*
   1997      1.29%      5.57%          210%
   1996      1.22       5.61           190
   RETAIL CLASS*
   1995      1.44       5.55           352
   PRIOR CLASS
   1994      1.60%      4.48%          232%
   1993      1.49       4.55           158
   1992      1.24       6.01            99
   1991      1.41       6.78            47
   19906     1.62       6.81            23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        [SQUARE BULLET] COREFUND

For a Share Outstanding Throughout the Period

                                                                                                    NET                    RATIO
         NET ASSET               REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS      NET               ASSETS      RATIO       OF NET
           VALUE        NET       UNREALIZED      FROM NET        FROM       ASSET VALUE            END      OF EXPENSES   INCOME
         BEGINNING  INVESTMENT GAINS OR (LOSSES) INVESTMENT      CAPITAL         END       TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN10   (000)    NET ASSETS  NET ASSETS
         ---------  ---------- ---------------- ------------- -------------  ----------- -------- ---------  ----------- ----------

-----------------
GLOBAL BOND FUND
-----------------
   CLASS Y**
   1997     $ 9.70    $0.49        $ 0.09         $(0.74)        $  --         $ 9.54     6.18%  $ 34,590      0.85%       5.14%
   1996       9.62     0.47          0.30          (0.69)           --           9.70     8.00     32,998      0.71        5.81
   1995       9.06     0.62          0.24          (0.30)           --           9.62     9.70     26,898      0.64        6.84
   19947     10.00     0.25         (1.15)         (0.04)           --           9.06    (9.00)+   24,957      0.73        5.04
   CLASS A**
   1997     $ 9.68    $0.42        $ 0.14         $(0.72)        $  --         $ 9.52     5.92%  $    182      1.10%       4.89%
   1996       9.61     0.61          0.12          (0.66)           --           9.68     7.74        152      0.96        5.56
   1995       9.04     0.61          0.24          (0.28)           --           9.61     9.57        170      0.89        6.59
   19947     10.00     0.19         (1.11)         (0.04)           --           9.04    (9.22)+      167      0.98        4.79

----------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
----------------------------------
   CLASS Y**
   1997     $ 9.92    $0.42        $ 0.13         $(0.42)        $  --         $10.05     5.62%  $    993      0.55%       4.20%
   1996       9.83     0.37          0.09          (0.37)           --           9.92     4.74        403      0.81        3.73
   1995       9.68     0.38          0.15          (0.38)           --           9.83     5.58        365      0.82        3.91
   1994      10.09     0.39         (0.41)         (0.39)           --           9.68    (0.27)     1,088      0.63        3.91
   19938     10.00     0.04          0.09          (0.04)           --          10.09     1.33+     2,009      0.58        2.74
   CLASS A**
   1997     $ 9.92    $0.39        $ 0.13         $(0.39)        $  --         $10.05     5.36%  $    959      0.80%       3.92%
   1996       9.83     0.35          0.09          (0.35)           --           9.92     4.48      1,015      1.08        3.47
   1995       9.67     0.35          0.16          (0.35)           --           9.83     5.42      1,027      1.08        3.65
   1994      10.08     0.37         (0.41)         (0.37)           --           9.67    (0.52)     1,311      0.88        3.66
   19938     10.00     0.03          0.08          (0.03)           --          10.08     1.19+       166      0.81        2.51

---------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997     $10.22    $0.54        $ 0.25         $(0.54)        $  --         $10.47     7.92%  $ 10,171      0.08%       5.23%
   1996      10.16     0.55          0.06          (0.55)           --          10.22     6.02      8,864      0.21        5.25
   1995       9.95     0.51          0.21          (0.51)           --          10.16     7.50      2,272      0.39        5.26
   19949     10.00     0.06         (0.05)         (0.06)           --           9.95     0.14+       434      0.42        5.09
   CLASS A**
   1997     $10.22    $0.51        $ 0.25         $(0.51)        $  --         $10.47     7.65%  $  2,004      0.33%       4.99%
   1996      10.16     0.52          0.06          (0.52)           --          10.22     5.76        994      0.46        4.93
   1995       9.95     0.49          0.21          (0.49)           --          10.16     7.25        317      0.64        4.95
   19949     10.00     0.06         (0.05)         (0.06)           --           9.95     0.09+       163      0.67        4.84

-------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-------------------------------
   CLASS Y**
   1997     $10.08    $0.51        $ 0.15         $(0.51)       $(0.07)        $10.16     6.70%  $  1,477      0.21%       5.02%
   1996      10.12     0.51          0.02          (0.51)        (0.06)         10.08     5.28      1,317      0.37        4.93
   1995       9.94     0.52          0.18          (0.52)           --          10.12     7.25      1,550      0.42        5.21
   19949     10.00     0.06         (0.06)         (0.06)           --           9.94     0.01+     1,432      0.43        5.07
   CLASS A**
   1997     $10.07    $0.48        $ 0.15         $(0.48)       $(0.07)        $10.15     6.44%$      398      0.45%       4.81%
   1996      10.12     0.48          0.01          (0.48)        (0.06)         10.07     4.93        304      0.60        4.65
   1995       9.95     0.49          0.17          (0.49)           --          10.12     6.84         24      0.68        4.97
   19949     10.00     0.06         (0.05)         (0.06)           --           9.95     0.08+         2      0.68        4.82


            RATIO      RATIO OF
          OF EXPENSES NET INCOME
          TO AVERAGE  TO AVERAGE
          NET ASSETS  NET ASSETS     PORTFOLIO
          (EXCLUDING  (EXCLUDING      TURNOVER
            WAIVERS)    WAIVERS)       RATE***
          ----------- ------------   ---------

-----------------
GLOBAL BOND FUND
-----------------
   CLASS Y**
   1997     1.03%       4.96%           90%
   1996     0.95        5.57            67
   1995     1.03        6.45           133
   19947    1.12        4.65           161
   CLASS A**
   1997     1.28%       4.71%           90%
   1996     1.20        5.32            67
   1995     1.28        6.20           133
   19947    1.37        4.40           161

----------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
----------------------------------
   CLASS Y**
   1997     1.02%       3.73%           22%
   1996     1.31        3.23            10
   1995     1.26        3.47             9
   1994     1.17        3.37            43
   19938    1.45        1.87            10
   CLASS A**
   1997     1.23%       3.49%           22%
   1996     1.61        2.94            10
   1995     1.52        3.21             9
   1994     1.42        3.12            43
   19938    1.68        1.64            10

---------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997     0.83%       4.48%           39%
   1996     0.96        4.50            92
   1995     1.14        4.51            18
   19949    1.17        4.34             3
   CLASS A**
   1997     1.08%       4.24%           39%
   1996     1.21        4.18            92
   1995     1.39        4.20            18
   19949    1.42        4.09             3

-------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-------------------------------
   CLASS Y**
   1997     0.96%       4.27%           19%
   1996     1.12        4.18            21
   1995     1.17        4.46            32
   19949    1.35        4.15            13
   CLASS A**
   1997     1.20%       4.06%           19%
   1996     1.35        3.90            21
   1995     1.44        4.21            32
   19949    1.60        3.90            13

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *ON  FEBRUARY  21,  1995,  THE SHARES OF THE FUNDS WERE  REDESIGNED  AS EITHER
   RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE, THE FUND'S NET INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH FEBRUARY 20, 1995 WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF SHARES AS OF FEBRUARY 21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND DISTRIBUTIONS FOR EACH APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995 THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE FINANCIAL HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE PER SHARE INVESTMENT ACTIVITIES AND DISTRIBUTIONS REFLECT THIS ALLOCATION. ADDITIONALLY, ON APRIL 22, 1996 THE CONESTOGA SHORT-TERM INCOME AND BOND FUNDS WERE ACQUIRED BY COREFUNDS, INC. AT WHICH TIME THE INSTITUTIONAL CLASS OF SHARES OF THESE FUNDS WERE REDESIGNATED CLASS Y AND THE RETAIL CLASS OF SHARES OF THESE FUNDS WERE REDESIGNATED CLASS A.
 **ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND,  EXCLUDING THE SHORT TERM
   INCOME AND BOND FUNDS, WERE REDESIGNATED CLASS Y AND THE SERIES B SHARES OF EACH FUND, EXCLUDING THE SHORT TERM INCOME AND BOND FUNDS, WERE REDESIGNATED CLASS A.
***FOR THE YEAR ENDED JUNE 30,  1996,  TRANSACTIONS  RELATING TO THE MERGER WERE
   EXCLUDED FROM THE CALCULATION OF THE PORTFOLIO TURNOVER RATE.
 + THIS FIGURE HAS NOT BEEN ANNULAIZED.
 1 COMMENCED OPERATIONS MAY 15, 1995. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE
   PERIOD  HAVE BEEN  ANNUALIZED.
 2 COMMENCED  OPERATIONS  MAY 17,  1995.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
 4 COMMENCED OPERATIONS JANUARY 4, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
 5 COMMENCED OPERATIONS APRIL 1,  1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
 6 COMMENCED OPERATIONS FEBRUARY 28,  1990.  UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 7 COMMENCED  OPERATIONS  DECEMBER 15, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 8 COMMENCED OPERATIONS MAY 3, 1993. UNLESS OTHERWISE NOTED,  ALL RATIOS FOR THE
   PERIOD HAVE BEEN  ANNUALIZED.
 9 COMMENCED OPERATIONS MAY 16, 1994. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE
   PERIOD HAVE BEEN ANNUALIZED.
10 TOTAL  RETURN DOES NOT REFLECT THE SALES LOAD  CHARGED ON THE CLASS A SHARES.
   ADDITIONALLY, TOTAL RETURN FOR CLASS Y & CLASS A FOR THE SHORT TERM INCOME AND BOND FUNDS FOR 1996 ARE FOR THE EIGHT MONTH PERIOD ENDED DECEMBER 31, 1996.
11 THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996
   REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO JUNE 30, 1996. ALL PRIOR YEARS ARE FOR THE PERIODS NOVEMBER 1 TO OCTOBER 31.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL
   HIGHLIGHTS

   FOR THE PERIODS
   ENDED
   JUNE 30,
                                                        [SQUARE BULLET] COREFUND

   COREFUND MONEY MARKET FUNDS

For a Share Outstanding Throughout the Period

                                                                                                                RATIO      RATIO OF
                                                                        NET                      RATIO     OF EXPENSES  NET INCOME
         NET ASSET             DISTRIBUTIONS       NET                 ASSETS       RATIO        OF NET    TO AVERAGE   TO AVERAGE
           VALUE        NET      FROM NET      ASSET VALUE              END       OF EXPENSES    INCOME    NET ASSETS   NET ASSETS
         BEGINNING  INVESTMENT  INVESTMENT         END       TOTAL    OF PERIOD   TO AVERAGE   TO AVERAGE  (EXCLUDING   (EXCLUDING
         OF PERIOD    INCOME      INCOME        OF PERIOD    RETURN    (000)      NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
         ---------  ---------- -------------   -----------   ------   ---------   -----------  ----------  -----------  -----------

----------------
TREASURY RESERVE
----------------
   CLASS Y*
   1997     $1.00      $0.05      $(0.05)         $1.00       4.97%   $835,384      0.51%         4.86%      0.71%        4.66%
   1996      1.00       0.05       (0.05)          1.00       5.20     892,562      0.50          5.02       0.77         4.75
   1995      1.00       0.05       (0.05)          1.00       4.98     479,206      0.48          4.91       0.85         4.54
   1994      1.00       0.03       (0.03)          1.00       2.91     484,974      0.48          2.87       0.86         2.49
   1993      1.00       0.03       (0.03)          1.00       2.96     446,788      0.46          2.89       0.85         2.50
   1992      1.00       0.05       (0.05)          1.00       4.73     444,388      0.38          4.58       0.82         4.14
   1991      1.00       0.07       (0.07)          1.00       7.11     427,439      0.37          6.80       0.82         6.35
   1990      1.00       0.08       (0.08)          1.00       8.38     270,524      0.37          8.03       0.84         7.56
   19892     1.00       0.06       (0.06)          1.00       4.66+    220,479      0.20          9.26       0.84         8.62

   CLASS C*
   1997     $1.00      $0.05      $(0.05)         $1.00       4.71%  $  12,146      0.76%         4.61%      0.96%        4.41%
   1996      1.00       0.05       (0.05)          1.00       4.94      19,386      0.75          4.81       1.03         4.53
   1995      1.00       0.05       (0.05)          1.00       4.72      21,612      0.73          4.81       1.10         4.44
   1994      1.00       0.03       (0.03)          1.00       2.65       7,573      0.73          2.62       1.11         2.24
   19931     1.00       0.01       (0.01)          1.00       1.21+      7,672      0.75          2.46       1.14         2.07

-------------
CASH RESERVE
-------------

   CLASS Y*
   1997     $1.00      $0.05      $(0.05)         $1.00       5.09%   $886,251      0.50%         4.99%      0.70%        4.79%
   1996      1.00       0.05       (0.05)          1.00       5.26     790,211      0.50          5.09       0.78         4.81
   1995      1.00       0.05       (0.05)          1.00       5.15     510,341      0.48          5.04       0.85         4.67
   1994      1.00       0.03       (0.03)          1.00       3.00     505,273      0.47          2.95       0.85         2.57
   1993      1.00       0.03       (0.03)          1.00       2.99     460,832      0.46          2.97       0.85         2.58
   1992      1.00       0.05       (0.05)          1.00       4.83     568,672      0.38          4.68       0.82         4.24
   1991      1.00       0.07       (0.07)          1.00       7.28     473,187      0.37          6.94       0.82         6.49
   1990      1.00       0.08       (0.08)          1.00       8.65     316,290      0.34          8.28       0.80         7.82
   1989      1.00       0.09       (0.09)          1.00       8.87     186,151      0.37          8.62       0.90         8.05
   1988      1.00       0.07       (0.07)          1.00       6.70      82,399      0.55          6.54       1.14         5.96
   1987      1.00       0.06       (0.06)          1.00       5.85      35,054      0.54          5.60       1.01         5.13

   CLASS C*
   1997     $1.00      $0.05      $(0.05)         $1.00       4.83%  $  27,693      0.75%         4.74%      0.95%        4.54%
   1996      1.00       0.05       (0.05)          1.00       5.00      19,736      0.75          4.86       1.03         4.58
   1995      1.00       0.05       (0.05)          1.00       4.89      17,583      0.73          4.86       1.10         4.49
   1994      1.00       0.03       (0.03)          1.00       2.74      11,451      0.72          2.70       1.10         2.32
   19931     1.00       0.01       (0.01)          1.00       1.23+     15,330      0.76          2.52       1.15         2.13

-----------------
TAX-FREE RESERVE
-----------------

   CLASS Y*
   1997     $1.00      $0.03      $(0.03)         $1.00       3.08%   $119,579      0.50%         3.07%      0.70%        2.87%
   1996      1.00       0.03       (0.03)          1.00       3.20     104,196      0.48          3.14       0.76         2.86
   1995      1.00       0.03       (0.03)          1.00       3.12      62,756      0.48          3.09       0.85         2.72
   1994      1.00       0.02       (0.02)          1.00       2.03      79,384      0.49          2.00       0.87         1.62
   1993      1.00       0.02       (0.02)          1.00       2.23      72,255      0.51          2.20       0.89         1.82
   1992      1.00       0.03       (0.03)          1.00       3.56      80,147      0.37          3.39       0.88         2.88
   19913     1.00       0.01       (0.01)          1.00       1.07+     42,573      0.06          4.20       0.81         3.45

   CLASS C*
   1997     $1.00      $0.03      $(0.03)         $1.00       2.83%  $   3,202      0.75%         2.82%      0.95%        2.62%
   1996      1.00       0.03       (0.03)          1.00       2.95       2,850      0.73          2.94       1.02         2.65
   1995      1.00       0.03       (0.03)          1.00       2.86       1,524      0.73          2.80       1.10         2.43
   1994      1.00       0.02       (0.02)          1.00       1.78       2,708      0.74          1.75       1.12         1.37
   19931     1.00       0.01       (0.01)          1.00       0.85+      1,795      0.76          1.71       1.14         1.33

 * ON APRIL 22, 1996, SERIES A SHARES WERE REDESIGNATED CLASS Y AND SERIES B SHARES WERE REDESIGNATED CLASS C.
 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 1 COMMENCED OPERATIONS JANUARY 4, 1993. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 2 COMMENCED OPERATIONS NOVEMBER 21, 1988. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS APRIL 16, 1991. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NOTES TO
   FINANCIAL
   STATEMENTS
   AS OF
   JUNE 30, 1997

                                                        [SQUARE BULLET] COREFUND

1.   ORGANIZATION
     The CoreFund Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund (the Equity Funds), Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund (the Fixed Income Funds), Treasury Reserve, Cash Reserve, and Tax-Free Reserve (the Money Market Funds) are portfolios offered by CoreFunds, Inc. (The Company), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Company is presently authorized to offers 20 separate portfolios (the Funds):
        EQUITY PORTFOLIOS:                              MONEY MARKET PORTFOLIOS:
        Equity Index Fund                               Treasury Reserve
        Core Equity Fund                                Cash Reserve
        Growth Equity Fund                              Tax-Free Reserve
        Special Equity Fund                             Elite Cash Reserve
        International Growth Fund                       Elite Treasury Reserve
        Balanced Fund                                   Elite Tax-Free Reserve

        FIXED INCOME PORTFOLIOS:
        Short Term Income Fund
        Short-Intermediate Bond Fund
        Government Income Fund
        Bond Fund
        Global Bond Fund
        Intermediate Municipal Bond Fund
        Pennsylvania Municipal Bond Fund
        New Jersey Municipal Bond Fund
     The financial statements of the Elite Cash Reserve, Elite Treasury Reserve and Elite Tax-Free Reserve are not presented herein.
     The assets of each Portfolio are segregated, and a Shareholder's interest is limited to the Portfolio in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios.
     SECURITY VALUATION--Investment securities of the Equity and Fixed Income Funds that are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     The books and records of the International Growth Fund and Global Bond Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases:
          [BULLET] market value of investment securities, assets and liabilities at the current rate of exchange; and
          [BULLET] purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The International Growth Fund does not isolate the portion of gains or losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
     The Global Bond Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

   NOTES TO
   FINANCIAL
   STATEMENTS
   (CONTINUED)

   AS OF
   JUNE 30, 1997

     The International Growth Fund and Global Bond Fund report certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS--The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded the funds intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The funds realize gains or losses at the time forward contracts are extinguished. Financial future contracts are valued at the settlement price established each day by the board of trade on an exchange on which they are traded.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of collateral by the Portfolio may be delayed or limited.

     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are pro-rated to the Funds on the basis of relative net assets.yClass specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

     DISTRIBUTION TO SHAREHOLDERS--The Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, Balanced Fund and Global Bond Fund declare and pay dividends on a quarterly basis. The International Growth Fund declares and pays dividends periodically. Such dividends are reinvested in additional shares unless otherwise requested. The Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve and Tax-Free Reserve distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

     Accordingly, for the International Growth Fund, $413,000 was reclassified from accumulated net realized gain on investments to accumulated net investment income. In addition, the following permanent differences primarily attributable to realized foreign exchange gains and losses, have been relassified from accumulated net realized gain (loss) on foreign currency transactions to accumulated net investment income:
                                                  (000)
                                                  -----
            INTERNATIONAL GROWTH FUND            $1,679
            GLOBAL BOND FUND                      1,006

     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required.

     OTHER--Organizational costs incurred with the start up of the Balanced Fund, Government Income Fund, Short Term Income Fund, Intermediate Municipal Bond Fund, Global Bond Fund, Pennsylvania Municipal Bond Fund and New Jersey Municipal Bond Fund are being amortized on a straight line basis over a maximum period of sixty months. If any or all of the shares representing initial capital of each fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

                                                        [SQUARE BULLET] COREFUND



3.   INVESTMENT ADVISORY AND CUSTODIAL SERVICES
     The Company has entered into an investment advisory agreement with CoreStates Investment Advisers, Inc. ("CSIA") to provide investment advisory services to each Fund. For its services CSIA receives a fee based on the annual average daily net assets of each Fund as shown in the following table:

                    ADVISER   INVESTMENT ADVISORY                            ADVISER    INVESTMENT ADVISORY
FUND                FEE       AGREEMENT DATE         FUND                    FEE        AGREEMENT DATE
-----------------   ------    -------------------    ---------------------   -------    -------------------
Equity Index        0.40%     March 25, 1991         Short Term Income       0.74%      April 12, 1996
Core Equity         0.74      April 12, 1996         Short-Intermediate Bond 0.50       March 25, 1991
Growth Equity       0.75      March 25, 1991         Government Income       0.50       March 25, 1991
Special Equity      1.50      April 12, 1996         Bond                    0.74       April 12, 1996
International
  Growth            0.80      December 5, 1989       Global Bond             0.60       March 25, 1991
Balanced            0.70      March 25, 1991         Intermediate Municipal
                                                        Bond                 0.50       March 25, 1991
Treasury Reserve    0.40      April 12, 1996         Pennsylvania Municipal
Cash Reserve        0.40      April 12, 1996            Bond                 0.50       May 15, 1994
Tax-Free Reserve    0.40      April 12, 1996         New Jersey Municipal
                                                        Bond                 0.50       May 15, 1994

     Advisory fees are computed daily and paid monthly for all Funds. Additionally, for the year ended June 30, 1997, CSIA has voluntarily waived a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, in its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

     Sub-Advisory services are provided to the CoreStates Advisers for the International Growth Fund by Martin Currie, Inc. and Aberdeen Managers (The "Sub-Advisers"). Sub-Advisory services are provided for the Global Bond Fund by Analytic TSA (formerly Alpha Global). CoreStates Advisers is responsible for the supervision, and payment of fees to the Sub-Advisers in connection with their services.

4.   ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
     Pursuant to an Administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resources ("SFR") acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average net assets of the Funds. SFR voluntarily waives a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     Pursuant to a Transfer Agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS"), a wholly owned subsidiary of State Street Bank and Trust Company acts as the Funds' Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing and shareholder servicing for the Funds.

     On November 2, 1992, SEI Financial Services ("SFS"), a wholly owned subsidiary of SEI, became the Funds' exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

     The Company has adopted a Distribution Plan (the Plan) for those Funds offering Class A and C shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% of the daily net assets of each Class A and C Portfolio to which the Plan is applicable. The Distributor is authorized to use this fee as compensation for its distribution-related services and as payment to certain securities broker/dealers and financial institutions that enter into shareholder servicing agreements or broker agreements with the Distributor. The Funds paid approximately $2,071,000 to affiliated brokers for commissions earned on the sales of the shares of the Funds.

     Certain officers of the Company are also officers of the Administrator. Such officers are paid no fees by the Funds.

     The Funds have paid legal fees in the amount of $187,000 to a law firm in which the Secretary of the Company is a partner.

   NOTES TO
   FINANCIAL
   STATEMENTS
   (CONTINUED)

   AS OF
   JUNE 30, 1997



5.   INVESTMENT TRANSACTIONS
     During the year ended June 30, 1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

---------------------------------------------------------------------------------------------------------------
                                             ---------------------------------  -------------------------------
                                                          PURCHASES                            SALES
                                             ---------------------------------  -------------------------------
                                                 U.S.                              U.S.
  PORTFOLIO INVESTMENT TRANSACTIONS (000)     GOVERNMENT    OTHER      TOTAL    GOVERNMENT    OTHER      TOTAL
                                             ------------ ---------  ---------  ----------  --------- ---------
  Equity Index Fund                          $      --    $  41,562  $  41,562  $      --   $  21,792 $  21,792
  Core Equity Fund                                  --      360,782    360,782         --     377,058   377,058
  Growth Equity Fund                                --       99,072     99,072         --      95,849    95,849
  Special Equity Fund                               --       47,567     47,567         --      47,793    47,793
  International Growth Fund                         --       93,823     93,823         --      80,367    80,367
  Balanced Fund                                 17,498       37,932     55,430      6,264      51,482    57,746
  Short Term Income Fund                        18,275       11,227     29,502     18,994       7,177    26,171
  Short-Intermediate Bond Fund                 169,942       73,534    243,476    160,267      83,151   243,418
  Government Income Fund                        26,799           --     26,799     23,101          --    23,101
  Bond Fund                                    289,125       99,353    388,478    286,710     112,502   399,212
  Global Bond Fund                                  --       24,856     24,856         --      30,685    30,685
  Intermediate Municipal Fund                       --          942        942         --         365       365
  Pennsylvania Municipal Bond Fund                  --        6,182      6,182         --       4,110     4,110
  New Jersey Municipal Bond Fund                    --          867        867         --         287       287
---------------------------------------------------------------------------------------------------------------

     Certain net capital losses incurred subsequent to October 31, 1996 have been deferred for tax purposes and will be recognized during the fiscal year ended June 30, 1998. The Funds had capital loss carryforwards at June 30, 1997, as follows:


                                            CAPITAL LOSS
                                              CARRYOVER     EXPIRES      EXPIRES      EXPIRES       EXPIRES
                                               6/30/97       2002         2003         2004          2005
                                           ------------- ----------  -------------   ----------   -----------
  Short Term Income Fund                   $    88,520   $       --  $          --   $       --   $    88,520
  Short-Intermediate Bond Fund               2,907,103           --      1,483,436     217,497      1,206,170
  Government Income Fund                       319,174           --        222,660       4,127         92,387
  Bond Fund                                  1,702,115           --             --           --     1,702,115
  Global Bond Fund                           1,573,551           --        844,493           --       729,058
  Intermediate Term Municipal Bond Fund         79,158           --         41,918       34,827         2,413
  Pennsylvania Municipal Bond Fund              96,691       73,679             95        8,784        14,133
  Treasury Reserve                               9,082           --             --           --         9,082
  Cash Reserve                                 167,012      134,628         23,362        9,022            --
  Tax-Free Reserve                              54,381        5,273         44,981        4,127            --
-------------------------------------------------------------------------------------------------------------

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.
     At June 30, 1997 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes. The aggregate gross unrealized gain or loss on securities at June 30, 1997 for each fund within the CoreFunds is as follows:


----------------------------------------------------------------------------------------------------------------
                                                                          ------------   ------------   --------
                                                                            AGGREGATE      AGGREGATE
                                                                              GROSS          GROSS
  AGGREGATE GROSS UNREALIZED GAIN (LOSS) (000)                            APPRECIATION   DEPRECIATION      NET
                                                                          ------------   ------------   --------
  Equity Index Fund                                                        $100,868        $(2,365)     $98,503
  Core Equity Fund                                                          125,274        (13,875)     111,399
  Growth Equity Fund                                                         46,345         (1,369)      44,976
  Special Equity Fund                                                        16,602        (10,082)       6,520
  International Growth Fund                                                  32,813         (4,297)      28,516
  Balanced Fund                                                              20,203         (1,004)      19,199
  Short Term Income Fund                                                         40            (27)          13
  Short-Intermediate Bond Fund                                                  794           (497)         297
  Government Income Fund                                                        191           (141)          50
  Bond Fund                                                                   1,253           (618)         635
  Global Bond Fund                                                              119           (356)        (237)
  Intermediate Municipal Fund                                                    22             (1)          21
  Pennsylvania Municipal Bond Fund                                              278            (20)         258
  New Jersey Municipal Bond Fund                                                 48             (1)          47
----------------------------------------------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND


6. FORWARD FOREIGN CURRENCY CONTRACTS

The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against portfolio positions. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. The following forward foreign currency contracts were outstanding at June 30, 1997:

---------------------------------------------------------------------------------------------------------------
  GLOBAL BOND FUND:
  Foreign Currency Sales:
                                                                                                   Unrealized
                                                             Contracts to       In Exchange       Appreciation/
                                                            Deliver/Receive         For          (Depreciation)
                                                            ---------------     -----------      --------------
  7/23/97                                                   DM    9,450,000      $5,471,917       $   45,959
  7/23-9/23/97                                              DK   17,000,000       2,640,875           75,155
  9/12/97                                                   GP    3,030,000       5,000,864            3,373
  9/23/97                                                   SK   13,376,000       1,742,347            7,518
                                                                                                  ----------
  Net Unrealized Appreciation                                                                     $  132,005
                                                                                                  ==========
---------------------------------------------------------------------------------------------------------------


CURRENCY LEGEND

DM     German Marks
DK     Danish Kroner
GP     British Pounds
SK     Swedish Krona


At June 30, 1997, the CoreFund Global Bond Fund had unrealized gains on closed but unsettled forward foreign currency contracts of $83,006 scheduled to settle between July 23, 1997 and September 12, 1997.

   NOTES TO
   FINANCIAL
   STATEMENTS
   (CONTINUED)

   AS OF
   JUNE 30, 1997

7. CONCENTRATION OF CREDIT RISK

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in debt instruments of municipal issuers. Although these Funds maintain a diversified portfolio, with the exception of the Pennsylvania Municipal Bond Fund and the New Jersey
Municipal Bond Fund, the issuers ability to meet their obligations may be affected by economic developments in a specific state or region.

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in securities that include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At June 30, 1997, the percentage of portfolio investments by each revenue source was as follows:

---------------------------------------------------------------------------------------------------------------
                                                             ------------  ------------    ----------  --------
                                                             INTERMEDIATE  PENNSYLVANIA    NEW JERSEY
                                                               MUNICIPAL     MUNICIPAL      MUNICIPAL
                                                                 BOND          BOND           BOND     TAX-FREE
                                                                 FUND          FUND           FUND      RESERVE
                                                             ------------  ------------    ----------  --------
  REVENUE BONDS:
     Education Bonds                                             10.9%          25.1%          21.1%       8.9%
     Health Care Bonds                                            6.8           11.1            9.4        8.3
     Transportation Bonds                                        11.2            6.6            2.8        4.4
     Utility Bonds                                               14.8           10.1           10.3        6.6
     Housing Bonds                                               --              3.5           --          6.5
     Pollution Control Bonds                                     --             --             --         10.4
     Industrial Bonds                                             5.3           15.4           --          7.8
     Public Facility Bonds                                       --              1.3            2.9        1.6
     Resource Recovery Bonds                                     --             --             --          0.8
     Other                                                       18.3            1.6            6.6       11.7
  GENERAL OBLIGATIONS                                            32.7           25.3           46.9        3.5
  TAX EXEMPT COMMERCIAL PAPER                                    --             --             --         23.9
  TAX AND REVENUE ANTICIPATION NOTES                             --             --             --          1.6
  TAX ANTICIPATION NOTES                                         --             --             --          4.0
                                                                ------         ------         ------     ------
                                                                100.0%         100.0%         100.0%     100.0%
---------------------------------------------------------------------------------------------------------------

     The rating of long-term debt as a percentage of total value of investments at June 30, 1997 is as follows:

--------------------------------------------------------------------------------------------------------------------
                            ---------- ------------ ----------  ------  ------ ------------ ------------  ----------
                                          SHORT-                                            PENNSYLVANIA  NEW JERSEY
                            SHORT TERM INTERMEDIATE GOVERNMENT          GLOBAL INTERMEDIATE  MUNICIPAL    MUNICIPAL
                              INCOME       BOND       INCOME     BOND    BOND    MUNICIPAL     BOND          BOND
                               FUND        FUND        FUND      FUND    FUND      FUND        FUND          FUND
                            ---------- ------------ ----------  ------  ------ ------------ ------------  ----------
STANDARD & POORS RATINGS:
  AAA                          56%         71%         98%        77%     84%       68%          65%          37%
  AA+                          --          --          --         --      10         3           --           --
  AA                            3          --          --         --       5        16           11           18
  AA-                           1           2          --          1      --         3            8            9
  A+                           13           4          --          3      --         3            3           --
  A                             3           5          --          3      --        --            2           --
  A-                            3           2          --          1      --        --            1           --
  BBB+                         --           1          --          4      --        --           --           --
  BBB                           5           4          --          2      --        --           --           --
  BBB-                          5           4          --          4      --        --           --           --
  BB+                          --           1          --         --      --        --           --           --
  BB                           --           1          --         --      --        --           --           --
  NR                           11           5           2          5       1         7           10           36
                             -----       -----       -----     -----   ------    ------      ------        ------
                              100%        100%        100%       100%    100%      100%         100%         100%
--------------------------------------------------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND

     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At June 30, 1997, the percentage of securities with credit enhancements are as follows:


----------------------------------------------------------------------------
                                                   -------       ----------
                                                   LETTERS
                                                     OF            BOND
                                                   CREDIT        INSURANCE
                                                   -------       ----------
     Intermediate Municipal Bond Fund                 --%           66.3%
     Pennsylvania Municipal Bond Fund                 --            51.4
     New Jersey Municipal Bond Fund                    3.7          19.5
     Tax-Free Reserve                                 54.2          37.8
----------------------------------------------------------------------------



8. SHARE TRANSACTIONS (000):

The following are the share transactions for the year ended June 30, 1997.

                         ------   ------- -------  ------- -------------  --------  --------    -------   --------
                         EQUITY    CORE   GROWTH   SPECIAL INTERNATIONAL
                          INDEX   EQUITY  EQUITY   EQUITY     GROWTH      BALANCED  TREASURY     CASH     TAX-FREE
                          FUND    FUND(1)  FUND     FUND       FUND         FUND     RESERVE    RESERVE    RESERVE
                         ------   ------- ------   ------- -------------  --------  --------    -------   --------
CLASS Y
Shares issued             1,368   3,083    2,709    1,267       2,555      1,854   2,548,964   2,154,887   392,069
Shares issued in lieu
   of cash distributions    158   2,104      937    1,299         840        694       4,246       3,136       229
Shares redeemed            (913) (4,824)  (2,533)  (1,549)     (2,276)    (2,286) (2,610,396) (2,061,985) (376,938)
                          -----  ------   ------   ------      ------     ------  ----------  ----------  --------
Net increase (decrease)     613     363    1,113    1,017       1,119        262     (57,186)     96,038    15,360
                          =====  ======   ======   ======      ======     ======  ==========  ==========  ========
CLASS A/C
Shares issued               123     181      120       92          35      100      12,429     44,890     3,779
Shares issued in lieu
   of cash distributions      1      57       30       31          14       23         264      1,023        79
Shares redeemed              (3)   (126)     (68)     (11)        (37)     (66)    (19,933)   (37,956)   (3,506)
                          -----  ------   ------   ------      ------     ------  ----------  ----------  --------
Net increase (decrease)     121     112       82      112          12       57      (7,240)     7,957       352
                          =====  ======   ======   ======      ======     ======  ==========  ==========  ========
TOTAL SHARE ACTIVITY
   FOR PERIOD               734     475    1,195    1,129       1,131      319     (64,426)   103,995    15,712
                          =====  ======   ======   ======      ======     ======  ==========  ==========  ========

(1) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

   NOTES TO
   FINANCIAL
   STATEMENTS
   (CONTINUED)

   AS OF
   JUNE 30, 1997

8. SHARE TRANSACTIONS (000): -- CONTINUED

                                        ---------- ------------  ----------   -----  ------- ------------  ------------  ----------
                                        SHORT TERM    SHORT-     GOVERNMENT          GLOBAL  INTERMEDIATE  PENNSYLVANIA  NEW JERSEY
                                          INCOME   INTERMEDIATE    INCOME     BOND    BOND      MUNICIPAL    MUNICIPAL    MUNICIPAL
                                           FUND      BOND FUND      FUND      FUND    FUND     BOND FUND     BOND FUND    BOND FUND
                                        ---------- ------------  ----------   -----  ------- ------------  ------------  ----------

      CLASS Y
      Shares issued                        1,654      4,595         844       1,850     11         84            340         52
      Shares issued in lieu
         of cash distributions               181        970          63       1,198    276          1             28          1
      Shares repurchased                  (1,154)    (5,334)       (408)     (4,823)   (62)       (27)          (267)       (39)
                                          ------     ------        ----      ------    ---       ----           ----       ----
      Net increase (decrease)                681        231         499      (1,775)   225         58            101         14
                                          ======     ======        ====      ======    ===       ====           ====       ====
      CLASS A
      Shares issued                           48         40          59          57      3          8            129         10
      Shares issued in lieu
         of cash distributions                 1         14           9           8      1          4              5          1
      Shares repurchased                      --        (88)        (32)        (32)    (1)       (19)           (40)        (2)
                                          ------     ------        ----      ------    ---       ----           ----       ----
      Net increase (decrease)                 49        (34)         36          33      3         (7)            94          9
                                          ======     ======        ====      ======    ===       ====           ====       ====
      TOTAL SHARE ACTIVITY
         FOR PERIOD                          730        197         535      (1,742)   228         51            195         23
                                          ======     ======        ====      ======    ===       ====           ====       ====

      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                        [SQUARE BULLET] COREFUND

                                   (UNAUDITED)

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

Dear CoreFund Shareholders:
     For the fiscal year ended June 30, 1997, each portfolio is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                      (A)           (B)
                                   LONG TERM     ORDINARY         (C)                       (E)
                                 CAPITAL GAINS    INCOME         TOTAL          (D)         TAX           (F)
                                 DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  QUALIFYING     EXEMPT       FOREIGN
PORTFOLIO                         (TAX BASIS)   (TAX BASIS)   (TAX BASIS)  DIVIDENDS(1)   INTEREST   TAX CREDIT(2)
---------                        ------------- ------------- ------------- ------------   --------   -------------
Equity Index Fund                      26%           74%          100%          100%           0%       0%
Core Equity Fund                       35%           65%          100%           24%           0%       0%
Growth Equity Fund                     91%            9%          100%           92%           0%       0%
Special Equity Fund                    19%           81%          100%            4%           0%       0%
International Growth Fund              61%           39%          100%            0%           0%       9%(3)
Balanced Fund                          44%           56%          100%           18%           0%       0%
Short Term Income Fund                  0%          100%          100%            0%           0%       0%
Short-Intermediate Bond Fund            0%          100%          100%            0%           0%       0%
Government Income Fund                  0%          100%          100%            0%           0%       0%
Bond Fund                               0%          100%          100%            0%           0%       0%
Global Bond Fund                        0%          100%          100%            0%           0%       0%
Intermediate Municipal Bond Fund        0%          100%          100%            0%         100%       0%
Pennsylvania Municipal Bond Fund        0%          100%          100%            0%         100%       0%
New Jersey Municipal Bond Fund         11%           89%          100%            0%         100%       0%
Treasury Reserve                        0%          100%          100%            0%           0%       0%
Cash Reserve                            0%          100%          100%            0%           0%       0%
Tax-Free Reserve                        0%          100%          100%            0%         100%       0%

Please consult your tax adviser for proper treatment of this information.
----------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
(2) SEE ATTACHED NOTICE WHICH DETAILS THE PER SHARE AMOUNT OF FOREIGN TAXES PAID BY COUNTRY AND THE PER SHARE AMOUNT OF EACH DIVIDEND THAT REPRESENTS INCOME DERIVED FROM SOURCES WITHIN EACH COUNTRY.
(3) THIS AMOUNT REPRESENTS THE FOREIGN TAX CREDIT FOR CLASS Y. THE FOREIGN TAX CREDIT FOR CLASS A IS 10%.
 * ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE PORTFOLIO'S TOTAL DISTRIBUTIONS.
** ITEMS (D), (E) AND (F) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.

   NOTES TO
   FINANCIAL
   STATEMENTS
   (CONTINUED)

   AS OF
   JUNE 30, 1997
                                                        [SQUARE BULLET] COREFUND

                                    (UNAUDITED)

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.
     The CoreFund International Growth Fund has made an election under Section 853 of the Internal Revenue Code to provide a foreign tax deduction or credit to its shareholders for the fiscal year ended June 30, 1997. The information provided below is pertinent to taxpayers who meet the following two criteria: 1) file a U.S. Federal Income Tax Return on the basis of the fiscal year ended June 30, 1997, and 2) held shares of the Fund on the dividend record date of December 30, 1996.
     The amount per share of income and foreign taxes paid to each country is listed in the following schedule:

                                                                       Class Y                   Class A
                                                                Gross        Foreign      Gross        Foreign
Country                                                       Dividend     Taxes Paid    Dividend    Taxes Paid
--------                                                      --------     ----------    --------    ----------
Argentina...................................................   0.0019        0.0000       0.0018       0.0000
Australia...................................................   0.0169        0.0005       0.0155       0.0005
Austria.....................................................   0.0012        0.0000       0.0011       0.0000
Belgium.....................................................   0.0035        0.0004       0.0032       0.0004
Denmark.....................................................   0.0002        0.0000       0.0002       0.0000
Finland.....................................................   0.0002        0.0000       0.0002       0.0000
France......................................................   0.0163        0.0021       0.0150       0.0021
Germany.....................................................   0.0162        0.0014       0.0148       0.0014
Hong Kong...................................................   0.0355        0.0000       0.0323       0.0000
Indonesia...................................................   0.0015        0.0000       0.0014       0.0000
Italy.......................................................   0.0058        0.0004       0.0053       0.0004
Japan.......................................................   0.0368        0.0037       0.0338       0.0037
Malaysia....................................................   0.0057        0.0013       0.0053       0.0013
Mexico......................................................   0.0004        0.0000       0.0004       0.0000
Netherlands.................................................   0.0143        0.0019       0.0132       0.0019
New Zealand.................................................   0.0018        0.0002       0.0016       0.0002
Norway......................................................   0.0003        0.0000       0.0003       0.0000
Philippines.................................................   0.0001        0.0000       0.0001       0.0000
Singapore...................................................   0.0043        0.0008       0.0040       0.0008
Spain.......................................................   0.0094        0.0006       0.0086       0.0006
South Africa................................................   0.0022        0.0001       0.0020       0.0001
Sweden......................................................   0.0078        0.0008       0.0072       0.0008
Switzerland.................................................   0.0116        0.0012       0.0106       0.0012
Thailand....................................................   0.0115        0.0009       0.0106       0.0009
United Kingdom..............................................   0.1512        0.0158       0.1391       0.0158
United States...............................................   0.0452        0.0001       0.0412       0.0001
                                                               -------       -------      -------      -------
                                                               0.4017        0.0322       0.3687       0.0322


   SHAREHOLDER
   NOTES
                                                        [SQUARE BULLET] COREFUND

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE CORPORATION. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE CORPORATION UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CORESTATES BANK, N.A., THE PARENT CORPORATION OF EACH FUND'S INVESTMENT ADVISER. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF A MUTUAL FUND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. CORESTATES BANK, N.A. SERVES AS CUSTODIAN FOR THE FUNDS. SEIFINANCIAL SERVICES COMPANY SERVES AS DISTRIBUTOR AND IS NOT AFFILIATED WITH CORESTATES BANK, N.A.

COREFUNDS,
INC.

[SQUARE BULLET]

DIRECTORS
EMIL J. MIKITY, CHAIRMAN
GEORGE H. STRONG
ERIN ANDERSON
THOMAS TAYLOR
CHERYL WADE

OFFICERS
DAVID G. LEE, PRESIDENT
JAMES W. JENNINGS, SECRETARY

INVESTMENT ADVISER
CORESTATES INVESTMENT ADVISERS, INC.
PHILADELPHIA, PA 19101

ADMINISTRATOR
SEI FUND RESOURCES
WAYNE, PA 19087

DISTRIBUTOR
SEIINVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

LEGAL COUNSEL
MORGAN, LEWIS &BOCKIUS
PHILADELPHIA, PA 19103

AUDITORS
ERNST & YOUNG LLP
PHILADELPHIA, PA 19103

INVESTMENT ADVISER

[COREFUND LOGO]

CORESTATES INVESTMENT ADVISERS FOR MORE INFORMATION, CALL COREFUND AT 1-800-355-CORE (2673).

                                                                    COR-F-044-05

                                 CoreFunds,Inc.
                                 -------------
                               ELITE CASH RESERVE
                                  ANNUAL REPORT
                                  June 30, 1997

                           INVESTMENT ADVISER'S REPORT
                           COREFUND ELITE CASH RESERVE
                                  JUNE 30, 1997


The CoreFund Elite Cash Reserve Fund (Class Y) returned 5.30% for the one-year period ended June 30, 1997. The Fund significantly outperformed it's benchmark index, The IBC/Donoghue All-Taxable Money Fund, which returned 4.87% for the same period.

The Fund's assets decreased by 46.1% during the period from $384.4 million on June 30, 1996 to $207 million on June 30, 1997.

The average weighted maturity was reduced during this first quarter of 1997 to accommodate this move. The average weighted maturity changed from 45-55 to 55-65 days during the one-year period. The current maturity target for the CoreFund Elite Cash Reserve is 65 to 70 days.

The portfolio structure continues to favor commercial paper as it offers the best absolute value to the Fund. Other spread products, such as, floaters, insurance funding agreements and corporate note also enhance the overall yield. We continue to use a laddered approach and look for added value along the money market yield curve.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997



                                                       PAR               VALUE
ELITE CASH RESERVE                                    (000)              (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 57.4%
   BANKING - 7.3%
   Abbey National Bank (A)
         5.770%, 07/01/97 ......................   $   150          $     148
   Abm Amro North American Finance
         5.479%, 07/09/97 ......................     5,000              4,994
   Cit Group Holdings
         5.628%, 08/21/97 ......................     5,000              4,961
   Eureka Securitization
         5.580%, 09/03/97 ......................     5,000              4,950
                                                                    ---------
         Total Banking                                                 15,053
                                                                    ---------
   FINANCIAL SERVICES - 23.8%
   AI Credit
         5.560%, 07/21/97 ......................     5,000              4,985
   Ameritech Capital Funding
         5.799%, 12/08/97 ......................     5,000              4,875
   Asset Securitization Coop
         5.715%, 07/10/97 ......................     4,450              4,444
         5.606%, 08/28/97 ......................     5,000              4,955
   Ciesco
         5.679%, 08/12/97 ......................     5,000              4,967
   Merrill Lynch
         5.494%, 07/01/97 ......................     5,000              5,000
         5.689%, 08/01/97 ......................     5,000              4,976
   Morgan Stanley
         5.518%, 07/15/97 ......................     5,000              4,989
         5.610%, 09/12/97 ......................     5,000              4,943
   Pitney Bowes Credit
         5.670%, 07/07/97 ......................     5,000              4,995
                                                                    ---------
         Total Financial Services                                      49,129
                                                                    ---------
   INDUSTRIAL - 16.7%
   Amoco
         5.587%, 07/08/97 ......................     5,000              4,995
         5.500%, 08/13/97 ......................     5,000              4,967
   Ford Motor Credit
         5.638%, 08/27/97 ......................     5,000              4,956
         5.640%, 12/03/97 ......................     5,000              4,878

STATEMENT OF NET ASSETS (CONTINUED)                  COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997



                                                       PAR             VALUE
ELITE CASH RESERVE                                    (000)            (000)
--------------------------------------------------------------------------------
   General Electric Capital
         5.603%, 07/28/97 ......................     $5,000          $  4,979
         5.765%, 10/31/97 ......................      5,000             4,905
   Mobil Australia Finance
         5.694%, 08/06/97 ......................      5,000             4,972
                                                                     --------
         Total Industrial                                              34,652
                                                                     --------
   SOVEREIGNTIES - 9.6%
   Province of British Columbia
         5.655%, 07/16/97 ......................      5,000             4,988
         5.783%, 10/29/97 ......................      5,000             4,906
   Province of Quebec
         5.667%, 07/03/97 ......................      5,000             4,998
         5.603%, 07/17/97 ......................      5,000             4,988
                                                                     --------
         Total Sovereignties                                           19,880
                                                                     --------
   TOTAL COMMERCIAL PAPER
      (Cost $118,714) ............................................    118,714
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%
   FHLB
         6.000%, 09/24/97 ......................      5,000             5,006
         5.260%, 12/10/97 (A) ..................      5,000             4,999
         5.810%, 01/23/98 ......................      5,000             5,000
                                                                     --------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $15,005) .............................................     15,005
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.8%
   Capita Equipment Receivables Trust, Series 1996-1, Class A1
         5.600%, 10/15/97 ......................        869               869
   Goldman Sachs Asset Backed Securities Investment Trust,
      Series 1997-C, Class N  (A)
         5.688%, 07/16/97 ......................      5,000             5,000
                                                                     --------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $5,869) ..............................................      5,869
-----------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)                  COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997



                                                       PAR             VALUE
ELITE CASH RESERVE                                    (000)            (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 10.8%
   FINANCIAL SERVICES - 3.5%
   Abbey National Treasury Services (A)
         5.650%, 04/15/98 ......................     $5,000          $  4,998
   Associates Corporation of North America
         7.750%, 11/01/97 ......................      2,200             2,215
                                                                     --------
         Total Financial Services                                       7,213
                                                                     --------
   INDUSTRIAL - 7.3%
   E.I. duPont de Nemours
         5.590%, 10/08/97 ......................      5,000             5,000
         8.650%, 12/01/97 ......................      5,000             5,061
   Toyota Motor Credit (A)
         5.680%, 07/01/97 ......................      5,000             5,000
                                                                     --------
         Total Industrial                                              15,061
                                                                     --------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $22,274) .............................................     22,274
-----------------------------------------------------------------------------
MASTER NOTES - 1.8%
   FINANCIAL SERVICES - 1.8%
   Associates Corporation of North America (A)
         5.497%, 07/01/97 ......................      3,647             3,647
   SLMA (A)
         5.220%, 07/01/97 ......................         14                14
                                                                     --------
         Total Financial Services                                       3,661
                                                                     --------
   TOTAL MASTER NOTES
      (Cost $3,661) ..............................................      3,661
-----------------------------------------------------------------------------
TIME DEPOSITS - 8.2%
   BANKING - 8.2%
   Bank of Montreal
         6.000%, 07/01/97 ......................      5,000             5,000
   First Union Bank
         6.000%, 07/01/97 ......................      2,000             2,000
   Republic New York
         6.000%, 07/01/97 ......................      5,000             5,000
   Sumitomo Bank
         6.125%, 07/01/97 ......................      5,000             5,000
                                                                     --------
         Total Banking                                                 17,000
                                                                     --------

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997



                                                       PAR             VALUE
ELITE CASH RESERVE                                    (000)            (000)
--------------------------------------------------------------------------------
   TOTAL TIME DEPOSITS
      (Cost $17,000) ..............................................  $ 17,000
-----------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS - 2.4%
   FINANCIAL SERVICES - 2.4%
   Allstate (A)
         5.745%, 07/01/97 ......................     $5,000             5,000
                                                                     --------
   TOTAL INSURANCE FUNDING AGREEMENTS
      (Cost $5,000) ...............................................     5,000
-----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 7.2%
   BANKING - 7.2%
   National Westminster Bank PLC
         5.940%, 06/26/98 ......................      5,000             4,997
   Societe Generale
         6.080%, 06/09/98 ......................      5,000             4,998
   Swiss Bank
         6.020%, 06/12/98 ......................      5,000             5,002
                                                                     --------
         Total Banking                                                 14,997
                                                                     --------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $14,997) ..............................................    14,997
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.4%
   Swiss  Bank 5.95%, dated 06/30/97, matures
      07/01/97, repurchase price $5,000,826
      (collateralized  by U.S.  Treasury Note,
      par value $5,025,000, 6.50%, 04/30/99;
      market value $5,121,480) .................      5,000             5,000
                                                                     --------
   TOTAL REPURCHASE AGREEMENT
      (Cost $5,000) ...............................................     5,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.3%
   (Cost $207,520) ................................................   207,520
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.3%) ........................      (533)
-----------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONCLUDED)                  COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997



                                                                       VALUE
ELITE CASH RESERVE                                                     (000)
----------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares ($0.001 par value -- 750 million authorized) based on
   206,990,198 outstanding shares .................................  $206,990
Accumulated net realized loss on investments                               (3)
-----------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% .........................................  $206,987
-----------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE ....................     $1.00
-----------------------------------------------------------------------------

(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.

FHLB -- FEDERAL HOME LOAN BANK

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

PLC -- PUBLIC LIMITED COMPANY

SLMA -- STUDENT LOAN MARKETING ASSOCIATION

STATEMENT OF OPERATIONS (000)                        COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
For the year ended June 30, 1997




ELITE CASH RESERVE+
--------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest .................................................   $19,367
                                                                      -------
EXPENSES:
      Investment advisory fees ....................................       710
      Less investment advisory fees waived ........................      (659)
      Administrative fees .........................................       888
      Less administrative fees waived .............................      (521)
      Transfer agent fees & expenses ..............................        57
      Registration & filing fees ..................................        35
      Printing ....................................................        32
      Professional fees ...........................................        29
      Directors fees ..............................................        10
      Insurance ...................................................         4
      Miscellaneous ...............................................        15

                                                                      -------
Total expenses ....................................................       600
                                                                      -------

NET INVESTMENT INCOME .............................................    18,767
                                                                      -------
NET REALIZED LOSS ON INVESTMENTS ..................................        (3)
                                                                      -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $18,764
                                                                      =======

+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY RESERVE.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)             COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
For the years ended June 30




ELITE CASH RESERVE+
--------------------------------------------------------------------------------
                                                 1997                    1996
                                              -----------              --------
OPERATIONS:
      Net investment income ................  $    18,767              $ 21,639
      Net realized loss on securities sold .           (3)                   --
                                              -----------              --------
      Net increase in net assets resulting
         from operations ...................       18,764                21,639
                                              -----------              --------
DIVIDENDS DISTRIBUTED FROM:
      Net investment income ................      (18,767)              (21,639)
                                              -----------              --------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued ..........      825,899               596,669
      Cost of shares redeemed ..............   (1,003,355)             (618,820)
                                              -----------              --------
      Decrease in net assets derived from
         capital share transactions ........     (177,456)              (22,151)
                                              -----------              --------
NET DECREASE IN NET ASSETS: ................     (177,459)              (22,151)
NET ASSETS:
      Beginning of period ..................      384,446               406,597
                                              -----------              --------
      End of period ........................      206,987              $384,446
                                              ===========              ========
SHARES ISSUED AND REDEEMED:
      Shares issued ........................      825,899               596,669
      Shares redeemed ......................   (1,003,355)             (618,820)
                                              -----------              --------
      Decrease in net shares derived from
         capital share transactions ........     (177,456)              (22,151)
                                              -----------              --------
OUTSTANDING SHARES:
      Beginning of period ..................      384,446               406,597
                                              -----------              --------
      End of period ........................      206,990               384,446
                                              ===========              ========

+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY RESERVE.

See accompanying notes to financial statements.


FINANCIAL HIGHLIGHTS                                                                                     COREFUND MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1997




ELITE CASH RESERVE+
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period


                                           DISTRIB-
                                           BUTIONS                                                            RATIO       RATIO OF
                          NET               FROM        NET                NET                    RATIO    OF EXPENSES   NET INCOME
                         ASSET      NET      NET       ASSET              ASSETS     RATIO        OF NET   TO AVERAGE    TO AVERAGE
                         VALUE     INVEST-  INVEST-    VALUE               END    OF EXPENSES     INCOME   NET ASSETS    NET ASSETS
                       BEGINNING    MENT     MENT       END      TOTAL  OF PERIOD  TO AVERAGE   TO AVERAGE (EXCLUDING    (EXCLUDING
                       OF PERIOD   INCOME   INCOME   OF PERIOD   RETURN   (000)    NET ASSETS   NET ASSETS   WAIVERS)     WAIVERS)
                       ---------   ------   ------   ---------   ------  --------  ----------   ----------   --------     --------
For the year ended
   June 30, 1997        $1.00       0.05    (0.05)     $1.00      5.43%  $206,987     0.17%        5.28%       0.50%        4.94%

For the year ended
   June 30, 1996        $1.00       0.05    (0.05)     $1.00      5.62%  $384,446     0.15%        5.46%       0.76%        4.85%

For the year ended
   June 30, 1995        $1.00       0.05    (0.05)     $1.00      5.46%  $406,597     0.17%        5.35%       0.81%        4.71%

For the year ended
   June 30, 1994        $1.00       0.03    (0.03)     $1.00      3.31%  $382,814     0.16%        3.24%       0.84%        2.56%

For the year ended
   June 30, 1993        $1.00       0.03    (0.03)     $1.00      3.29%  $424,363     0.17%        3.25%       0.81%        2.61%

For the year ended
   June 30, 1992        $1.00       0.05    (0.05)     $1.00      5.04%  $416,945     0.18%        4.96%       0.83%        4.31%

For the year ended
   June 30, 1991        $1.00       0.07    (0.07)     $1.00      7.49%  $453,947     0.15%        7.05%       0.80%        6.40%

For the period ended
   June 30, 1990 (1)    $1.00       0.08    (0.08)     $1.00      8.03%* $232,091     0.13%        8.42%       0.83%        7.72%

-----------------

*     RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

(1)   THE ELITE CASH RESERVE COMMENCED OPERATIONS AUGUST 7, 1989.

      RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.

+     THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY RESERVE.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                        COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






1. ORGANIZATION

The CoreFund Elite Cash Reserve is a Fund offered by CoreFunds, Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is presently authorized to offer shares in the following Funds (the "Funds"):

      EQUITY FUNDS:                                  MONEY MARKET FUNDS:
      Equity Index Fund                              Treasury Reserve
      Core Equity Fund                               Cash Reserve
      Growth Equity Fund                             Tax-Free Reserve
      Special Equity Fund                            Elite Treasury Reserve
      International Growth Fund                      Elite Cash Reserve
      Balanced Fund                                  Elite Tax-Free Reserve

      FIXED INCOME FUNDS:
      Short Term Income
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Elite Cash Reserve. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Elite Cash Reserve.

SECURITY VALUATION -- Investment securities of the Elite Cash Reserve are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Company are prorated to the Fund on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL  INCOME TAXES -- It is the Fund's  intention to continue to qualify as a
regulated   investment  company  and  distribute  all  of  its  taxable  income.
Accordingly, no provision for Federal income taxes is required.

3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated April 12, 1996, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.20% on the average net assets of the Elite Cash Reserve. For the year ended June 30, 1997, CoreStates Advisers earned $710,442 in investment advisory fees, of which $659,442 was voluntarily waived in order to assist the Fund in maintaining a competitive expense ratio.

CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, at its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






4.  ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resources ("SFR"), a wholly-owned subsidiary of SEI Corporation, acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average daily net assets of the Elite Cash Reserve. Such a fee is computed daily and paid monthly. For the year ended June 30, 1997, administrative fees totaled $887,885 of which $521,130 was voluntarily waived in order to assist the Fund in maintaining a competitive expense ratio.

Pursuant to a transfer agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS") a subsidiary of State Street Bank and Trust Company acts as the Fund's Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Fund.

On November 2, 1992, SEI Investments Distribution Co., also a wholly-owned subsidiary of SEI Corporation, became the Fund's exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Fund.

The Fund has paid legal fees to a law firm in which the secretary of the Company is a partner.

                       NOTICE TO SHAREHOLDERS OF COREFUNDS
                                   (UNAUDITED)


              For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

Dear CoreFund Shareholders:

          For the fiscal year ended June 30, 1997, the Elite Cash Reserve is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:


                            (A)*           (B)*
                         LONG TERM      ORDINARY           (C)                      (E)**
                       CAPITAL GAINS     INCOME           TOTAL         (D)**        TAX        (F)**
                       DISTRIBUTIONS  DISTRIBUTIONS   DISTRIBUTIONS  QUALIFYING    EXEMPT      FOREIGN
  PORTFOLIO             (TAX BASIS)    (TAX BASIS)     (TAX BASIS)  DIVIDENDS (1) INTEREST   TAX CREDIT
  ---------            ------------   -------------   ------------- ------------  --------   ----------
Elite Cash Reserve          0%            100%             100%          0%          0%           0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE RECEIVED DEDUCTION.
*   ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE FUNDS'
    TOTAL  DISTRIBUTION.
**  ITEMS (D), (E) AND (F) ARE BASED ON A PERCENTAGE OF
    ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.

Please consult your tax department for proper treatment of this information.

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors and Shareholders
CoreFunds, Inc.

We have audited the accompanying statement of net assets of the CoreFund Elite Cash Reserve of CoreFunds, Inc. (the "Fund") as of June 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of June 30, 1997 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years presented herein, in conformity with generally accepted accounting principles.



Philadelphia, Pennsylvania
August 12, 1997                                             /S/Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.



COR-F-056-02

                                 CoreFunds, Inc.
                                 --------------
                             ELITE TREASURY RESERVE
                                  ANNUAL REPORT
                                  June 30, 1997

                           INVESTMENT ADVISER'S REPORT
                         COREFUND ELITE TREASURY RESERVE
                                  JUNE 30, 1997


The CoreFund Elite Treasury Reserve returned 5.33% net of expenses for the one-year period ended June 30, 1997. The Fund's assets decreased in size by 11.4% during the period from $24.5 million on June 30, 1996 to $21.7 million on June 30, 1997. The average weighted maturity of the Fund increased from 58 to 63 days during the one-year period. The Fund significantly outperformed its benchmark index, the IBC/Donoghue U.S. Treasury and Repo Average, which returned 4.78% for the same period.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997




                                                                                          PAR                  VALUE
ELITE TREASURY RESERVE                                                                   (000)                 (000)
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 35.7%
   U.S. Treasury Bills+
         5.901%, 08/21/97 ..........................................................    $   500            $    496
         5.589%, 10/16/97 ..........................................................        500                 492
         5.508%, 11/13/97 ..........................................................        500                 490
         5.564%, 11/13/97 ..........................................................        500                 490
         5.648%, 03/05/98 ..........................................................        500                 481
         5.806%, 04/02/98 ..........................................................        500                 479
         5.796%, 04/30/98 ..........................................................        500                 477
         5.587%, 05/28/98 ..........................................................        500                 476
   U.S. Treasury Notes
         5.500%, 07/31/97 ..........................................................        400                 400
         5.750%, 10/31/97 ..........................................................        500                 500
         5.250%, 12/31/97 ..........................................................        500                 499
         5.625%, 01/31/98 ..........................................................        900                 900
   U.S. Treasury STRIPS+
         5.400%, 08/15/97 ..........................................................        500                 497
         5.684%, 11/15/97 ..........................................................        700                 686
         5.725%, 05/15/98 ..........................................................        400                 381
                                                                                                           --------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $7,744) ....................................................................................      7,744
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 64.7%
   Aubrey Lanston 5.90%,  dated 06/30/97,  matures  07/01/97,  repurchase  price
      $5,000,819  (collateralized  by U.S.  Treasury Note, par value $5,020,000,
      6.00%, 09/30/98;
      market value $5,100,320) .....................................................      5,000               5,000
   First National Bank of Chicago 5.95%, dated 06/30/97,
      matures 07/01/97, repurchase price $1,007,166
      (collateralized by U.S. Treasury Note, par value $1,035,000,
      5.75%, 10/31/00; market value $1,030,550) ....................................      1,007               1,007
   Goldman Sachs 5.80%, dated 06/30/97, matures 07/01/97,
      repurchase price $900,145 (collateralized by U.S. Treasury
      Note, par value $865,000, 9.125%, 05/15/99;
      market value $921,484) .......................................................        900                 900
   Hong Kong Shanghai Bank 5.80%, dated 06/30/97,  matures 07/01/97,  repurchase price $600,097  (collateralized by U.S. Treasury Note, par value $585,000,
      7.25%, 05/15/04;
      market value $617,643) .......................................................        600                 600

STATEMENT OF NET ASSETS (CONCLUDED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                            PAR               VALUE
ELITE TREASURY RESERVE                                                                     (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   Merrill Lynch 5.60%,  dated  06/30/97,  matures  07/01/97,  repurchase  price
      $900,140  (collateralized  by U.S.  Treasury  Note,  par  value  $910,000,
      6.125%, 05/15/98;
      market value $919,646) ......................................................     $   900            $    900
   Sanwa Bank 5.85%, dated 06/30/97, matures 07/01/97,
      repurchase price $5,000,813 (collateralized by U.S.
      Treasury Note, par value $4,985,000, 6.125%, 08/31/98;
      market value $5,100,154) ....................................................       5,000               5,000
   Swiss Bank 5.875%, dated 06/30/97, matures 07/01/97,
      repurchase price $600,098 (collateralized by U.S. Treasury
      Note, par value $625,000, 5.625%, 11/30/00;
      market value $616,438) ......................................................         600                 600
                                                                                                           --------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $14,007) ..................................................................................      14,007
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.4%
   (Cost $21,751) .....................................................................................      21,751
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.4%) ............................................................         (84)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares ($0.001 par value -- 250 million authorized shares)
   based on 21,666,504 outstanding shares .............................................................      21,667
-------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% .............................................................................     $21,667
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE ........................................................       $1.00
-------------------------------------------------------------------------------------------------------------------

+ EFFECTIVE YIELD

STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (000)              COREFUND MONEY MARKET FUNDS
----------------------------------------------------------------------
For the year ended June 30, 1997




ELITE TREASURY RESERVE+
----------------------------------------------------------------------
NVESTMENT INCOME:
         Interest ...........................................   $1,392
                                                                ------
EXPENSES:
      Investment advisory fees ..............................       52
      Less investment advisory fees waived ..................      (47)
      Administrative fees ...................................       64
      Less administrative fees waived .......................      (39)
      Transfer agent fees & expenses ........................       18
      Professional fees .....................................        2
      Registration & filing fees ............................       (9)
      Printing ..............................................        4
                                                                ------

Total expenses ..............................................       45
                                                                ------

NET INVESTMENT INCOME .......................................    1,347
                                                                ------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........   $1,347
                                                                ======


+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE.

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)             COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
For the years ended June 30




ELITE TREASURY RESERVE+
--------------------------------------------------------------------------------
                                                   1997               1996
                                                   ----               ----
OPERATIONS:
      Net investment income .................  $   1,347           $   1,112
                                               ---------           ---------
      Net increase in net assets resulting
         from operations ....................      1,347               1,112
                                               ---------           ---------
DIVIDENDS DISTRIBUTED FROM:
      Net investment income .................     (1,347)             (1,112)
                                               ---------           ---------
      Total dividends distributed ...........     (1,347)             (1,112)
                                               ---------           ---------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued ...........     40,896              26,668
      Cost of shares redeemed ...............    (43,727)            (20,565)
                                               ---------           ---------
      Increase (decrease) in net assets derived from
         capital share transactions .........     (2,831)              6,103
                                               ---------           ---------
NET INCREASE (DECREASE) IN NET ASSETS .......     (2,831)              6,102
NET ASSETS:
      Beginning of period ...................     24,498              18,396
                                               ---------           ---------
      End of period .........................    $21,667            $ 24,498
                                               =========           =========
SHARES ISSUED AND REDEEMED:
      Shares issued .........................     40,896              26,668
      Shares redeemed .......................    (43,727)            (20,565)
                                               ---------           ---------
      Increase (decrease) in net shares derived from
         capital share transactions .........     (2,831)              6,103
                                               ---------           ---------
OUTSTANDING SHARES:
      Beginning of period ...................     24,498              18,395
                                               ---------           ---------
      End of period .........................     21,667              24,498
                                               =========           =========

+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE.


                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS                                                                                     COREFUND MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1997




ELITE TREASURY RESERVE+
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period
                                                                                                                RATIO       RATIO
                           NET            DISTRIBUTIONS NET                 NET                      RATIO   OF EXPENSES NET INCOME
                          ASSET       NET   FROM NET   ASSET               ASSETS       RATIO        OF NET   TO AVERAGE TO AVERAGE
                          VALUE     INVEST-  INVEST-   VALUE                END      OF EXPENSES     INCOME   NET ASSETS NET ASSETS
                        BEGINNING    MENT     MENT      END       TOTAL  OF PERIOD    TO AVERAGE   TO AVERAGE (EXCLUDING (EXCLUDING
                        OF PERIOD   INCOME   INCOME   OF PERIOD   RETURN   (000)      NET ASSETS   NET ASSETS   WAIVERS)   WAIVERS)
                        ---------   ------   ------   ---------   ------ ---------   -----------   ---------- ---------- ----------

For the year ended
   June 30, 1997         $1.00       0.05    (0.05)     $1.00      5.33%  $21,667       0.17%         5.20%      0.50%      4.87%

For the year ended
   June 30, 1996         $1.00       0.05    (0.05)     $1.00      5.54%  $24,498       0.19%         5.39%      0.80%      4.78%

For the year ended
   June 30, 1995         $1.00       0.05    (0.05)     $1.00      5.24%  $18,396       0.23%         5.09%      0.87%      4.45%

For the year ended
   June 30, 1994         $1.00       0.03    (0.03)     $1.00      3.10%  $20,363       0.28%         3.03%      0.91%      2.40%

For the year ended
   June 30, 1993         $1.00       0.03    (0.03)     $1.00      3.17%  $27,614       0.18%         3.19%      0.85%      2.52%

For the period ended
   June 30, 1992 (1)     $1.00       0.02    (0.02)     $1.00      2.00%* $49,328      0.05%          3.95%      0.80%      3.20%



--------------------------------------------------------------------------------
 *    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) THE ELITE TREASURY RESERVE COMMENCED OPERATIONS ON DECEMBER 10, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
+     THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                        COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997




1. ORGANIZATION

The CoreFund Elite Treasury Reserve is a Fund offered by CoreFunds, Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is presently authorized to offer shares in the following Funds (the "Funds"):

      EQUITY FUNDS:                                  MONEY MARKET FUNDS:
      Equity Index Fund                              Treasury Reserve
      Core Equity Fund                               Cash Reserve
      Growth Equity Fund                             Tax-Free Reserve
      Special Equity Fund                            Elite Treasury Reserve
      International Growth Fund                      Elite Cash Reserve
      Balanced Fund                                  Elite Tax-Free Reserve

      FIXED INCOME FUNDS:
      Short Term Income Fund
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Elite Treasury Reserve. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Elite Treasury Reserve.

SECURITY VALUATION -- Investment securities of the Elite Treasury Reserve are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE  AGREEMENTS  --  Securities  pledged  as  collateral  for  Repurchase
Agreements are held by each Fund's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Company are prorated to the Fund on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL  INCOME TAXES -- It is the Fund's  intention to continue to qualify as a
regulated   investment  company  and  distribute  all  of  its  taxable  income.
Accordingly, no provision for Federal income taxes is required.

3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated April 12, 1996, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.20% on the average net assets of the Elite Treasury Reserve. For the year ended June 30, 1997, CoreStates Advisers earned $51,711 in investment advisory fees, of which $46,509 was voluntarily waived in order to assist the Fund in maintaining a competitive expense ratio.

CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, at its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds'

NOTES TO FINANCIAL STATEMENTS (CONTINUED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

4. ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resource ("SFR"), a wholly-owned subsidiary of SEI Corporation, acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average daily net assets of the Elite Treasury Reserve. Such a fee is computed daily and paid monthly. For the year ended June 30, 1997, administrative fees totaled $64,633 of which $38,795 was voluntarily waived in order to assist the Fund in maintaining a competitive expense ratio.

Pursuant to a transfer agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS") a subsidiary of State Street Bank and Trust Company acts as the Fund's Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing, and shareholder servicing for the Fund.

On November 2, 1992, SEI Investments Distribution Co., also a wholly-owned subsidiary of SEI Corporation, became the Fund's exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Fund.

The Fund has paid legal fees to a law firm in which the secretary of the Company is a partner.

                       NOTICE TO SHAREHOLDERS OF COREFUNDS
                                   (UNAUDITED)


              For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

Dear CoreFund Shareholders:

      For the fiscal year ended June 30, 1997, the Elite Treasury Reserve Fund is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                       (A)*           (B)*
                                     LONG TERM      ORDINARY         (C)                      (E)**
                                   CAPITAL GAINS     INCOME         TOTAL         (D)**        TAX        (F)**
                                   DISTRIBUTIONS  DISTRIBUTIONS DISTRIBUTIONS  QUALIFYING    EXEMPT      FOREIGN
           PORTFOLIO                (TAX BASIS)    (TAX BASIS)   (TAX BASIS)  DIVIDENDS (1) INTEREST   TAX CREDIT
          ------------             ------------   ------------  ------------  ------------  --------   ----------
Elite Treasury Reserve                  0%            100%          100%           0%          0%          0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE RECEIVED DEDUCTION.
*   ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE
    PORTFOLIOS' TOTAL  DISTRIBUTION.
**  ITEMS (D), (E) AND (F) ARE BASED ON A
    PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.

Please consult your tax department for proper treatment of this information.

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors and Shareholders
CoreFunds, Inc.

We have audited the accompanying statement of net assets of the CoreFund Elite Treasury Reserve of CoreFunds, Inc. (the "Fund") as of June 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of June 30, 1997 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years presented herein, in conformity with generally accepted accounting principles.




Philadelphia, Pennsylvania
August 12, 1997                                             /S/ERNST & YOUNG LLP

                                      NOTES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.



COR-F-057-02

                                 CoreFunds,Inc.
                                 -------------
                             ELITE TAX-FREE RESERVE
                                  ANNUAL REPORT
                                  June 30, 1997

                           INVESTMENT ADVISER'S REPORT
                         COREFUND ELITE TAX-FREE RESERVE
                                  JUNE 30, 1997


The CoreFund Elite Tax-Free Reserve returned 3.42% for the one-year period ended June 30, 1997. This compared with a return of 3.03% for the Benchmark Index, the IBC/Donoghue Tax Free Average, for the same period. The Fund grew by 70.3% during the period from $86.5 million on June 30, 1996 to $147.3 million on June 30, 1997.

The average weighed maturity of the Tax-Free Reserve was 41 days during the year. And, the Fund's one year effective yield was 3.42%, as the Fund outperformed its benchmark.

During the first six months of this period we experienced normal patterns in the tax-free money market securities market. The market is driven by seasonality in terms of the amount of cash in the market. Typically during January, June, and July, yields fall due to an abundance of cash in the market. However, in January of 1997, a new pattern emerged as a strong decline in prerefunded bonds took cash out of the market. As a result, supply was adequate and yields were fabulous.

Throughout the first half of 1997, conditions have remained positive for the Fund. For a few days in June, the tax-exempt rate was equal to the taxable rate. We're seeing changes to the fundamentals of the market that are resulting in higher yields. And, the trend should continue. It appears that supply should remain strong and, with more availability comes higher yields.

Our strategy will remain steady as we keep the average maturity of the Fund between 40 and 60 days. We will extend out on the yield curve when we see an issue of high value. We will also continue to utilize commercial paper and smaller note deals as appropriate. Our challenge will be to research and identify new cash flow patterns and take advantage of them in the coming months.

STATEMENT OF NET ASSETS                                                                 COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                           PAR               VALUE
ELITE TAX-FREE RESERVE                                                                    (000)              (000)
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 101.4%
   ALABAMA - 3.9%
   Montgomery, Alabama TECP
         3.500%, 08/13/97 ...........................................................    $2,000            $  2,000
   North Alabama Environmental Improvement Authority Revenue
      Bond for Reynold Metals Project (A) (B) (C)
         4.100%, 07/01/97 ...........................................................     1,300               1,300
   Winfield, Alabama Industrial Development Authority Revenue
      Bond for Union Underwear Project (A) (B) (C)
         4.000%, 12/01/97 ...........................................................     2,400               2,400
                                                                                                           --------
         Total Alabama                                                                                        5,700
                                                                                                           --------
   ALASKA - 2.1%
   Valdez, Alaska TECP
         3.650%, 08/08/97 ...........................................................     3,075               3,075
                                                                                                           --------
   ARIZONA - 1.9%
   Arizona Agriculture Improvement and Power District Electric
      Revenue Bond for Salt River Project, Series E
      Pre-Refunded @ 100 (D)
         8.250%, 01/01/98 ...........................................................     2,710               2,773
                                                                                                           --------
   CALIFORNIA - 1.5%
   Sonoma County, California TRAN
         4.500%, 01/29/98 ...........................................................     2,200               2,212
                                                                                                           --------
   COLORADO - 1.0%
   Moffat County, Colorado Pollution Control Revenue Bond (A) (B)
         4.200%, 07/01/97 ...........................................................     1,400               1,400
                                                                                                           --------
   DELAWARE - 0.7%
   Wilmington, Delaware Franciscan Health System Hospital
      Revenue Bond (A) (B)
         4.100%, 07/01/97 ...........................................................       400                 400
   Wilmington, Delaware Hospital  Revenue Bond for Franciscan
      Health Systems Project, Series A (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       700                 700
                                                                                                           --------
         Total Delaware                                                                                       1,100
                                                                                                           --------

STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                           PAR               VALUE
ELITE TAX-FREE RESERVE                                                                    (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   FLORIDA - 3.7%
   Dade County, Florida Fixed Capital Asset Acquisition Revenue
      Bond, Series 1990 (A) (B) (C)
         4.450%, 07/01/97 ...........................................................    $1,200            $  1,200
   Florida State Housing Finance Agency Revenue Bond for Carlton
      Project, Series EEE (A) (B) (C)
         4.200%, 07/01/97 ...........................................................     1,020               1,020
   Florida State Housing Finance Agency Revenue Bond for
      Huntington Project (A) (B) (C)
         4.300%, 07/01/97 ...........................................................       200                 200
   Jacksonville, Florida Hospital Revenue Bond for Methodist
      Hospital Project Pre-Refunded @ 102 (D)
         10.500%, 10/01/97 ..........................................................     2,000               2,073
   Sunshine State, Florida TECP
         3.700%, 08/12/97 ...........................................................     1,000               1,000
                                                                                                           --------
         Total Florida                                                                                        5,493
                                                                                                           --------
   GEORGIA - 0.9%
   Georgia Municipal Electric Authority Revenue Bond,
      Series B Pre-Refunded @ 102 (A) (B) (D)
         8.000%, 01/01/98 ...........................................................     1,000               1,041
   Hapeville, Georgia Industrial Development Authority
      Revenue Bond for Hapeville Hotel Project (A) (B) (C)
         4.150%, 07/01/97 ...........................................................       300                 300
                                                                                                           --------
         Total Georgia                                                                                        1,341
                                                                                                           --------
   ILLINOIS - 3.3%
   Chicago, Illinois Equipment Notes
         3.600%, 12/04/97 ...........................................................     2,500               2,500
   Chicago, Illinois O'Hare Airport Revenue Bond (A) (B) (C)
         4.200%, 07/01/97 ...........................................................       300                 300
   Illinois Development Financial Authority Pollution Control
      Revenue Bond for Amoco Oil Company Project (A) (B)
         4.000%, 07/01/97 ...........................................................       600                 600
   Illinois State Toll Highway Authority Revenue Bond,
      Series B MBIA (A) (B)
         4.150%, 07/01/97 ...........................................................     1,400               1,400
                                                                                                           --------
         Total Illinois                                                                                       4,800
                                                                                                           --------


STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                           PAR               VALUE
ELITE TAX-FREE RESERVE                                                                    (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   INDIANA - 4.6%
   Gary, Indiana Environmental Improvement Revenue Bond for
      U.S. Steel Project (A) (B) (C)
         4.100%, 07/15/97 ...........................................................   $   700           $     700
   MT Vernon, Indiana TECP
         3.450%, 07/16/97 ...........................................................       735                 735
   Sullivan, Indiana TECP
         3.950%, 07/02/97 ...........................................................     1,950               1,950
         3.500%, 07/16/97 ...........................................................     1,300               1,300
         3.550%, 09/09/97 ...........................................................     1,000               1,000
         3.800%, 09/19/97 ...........................................................     1,050               1,050
                                                                                                           --------
         Total Indiana                                                                                        6,735
                                                                                                           --------
   KANSAS - 2.1%
   Burlington, Kansas TECP
         3.800%, 07/18/97 ...........................................................     1,500               1,500
         3.800%, 08/14/97 ...........................................................     1,200               1,200
   Kansas City, Kansas Industrial Development Revenue Bond
      for PQ Corporation Project (A) (B) (C)
         4.200%, 07/01/97 ...........................................................       100                 100
   Wichita, Kansas Health Facilities Revenue Bond for Wichita
      Health Systems Project, Series XXV (A) (B) (C)
         4.350%, 07/02/97 ...........................................................       300                 300
                                                                                                           --------
         Total Kansas                                                                                         3,100
                                                                                                           --------
   KENTUCKY - 2.0%
   Pendelton, Kentucky TECP
         3.750%, 07/22/97 ...........................................................     3,000               3,000
                                                                                                           --------
   LOUISIANA - 1.1%
   Louisiana State Public Facilities Authority Revenue Bond for
      Kenner Hotel Project (A) (B) (C)
         4.150%, 07/01/97 ...........................................................       600                 600
   Louisiana State Recovery District Sales Tax Revenue Bond FGIC
         3.900%, 07/01/97 ...........................................................     1,000               1,000
                                                                                                           --------
         Total Louisiana                                                                                      1,600
                                                                                                           --------


STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                           PAR               VALUE
ELITE TAX-FREE RESERVE                                                                    (000)              (000)
--------------------------------------------------------------------------------------------------------------------
   MASSACHUSETTS - 0.9%
   Massachusetts State GO Series B, (A) (B) (C)
         4.000%, 12/01/97 ...........................................................   $   350            $    350
   Massachusetts State Health and Educational Facilities Lahey
      Clinic Project, Series A 1 Pre-Refunded
      07/01/98 @ 102 MBIA
         7.625%, 07/01/98 ...........................................................       950               1,003
                                                                                                           --------
         Total Massachusetts                                                                                  1,353
                                                                                                           --------
   MICHIGAN - 1.8%
   Cornell Township, Michigan Economic Development
      Corporation Revenue Bond for Environmental
      Improvement (A) (B) (C)
         4.000%, 07/01/97 ...........................................................     1,900               1,900
   Delta County, Michigan Environmental Improvement Revenue
      Bond for Mead Escambia Paper Project, Series C (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       600                 600
   Michigan State Strategic Fund Pollution Control Revenue Bond
      for Consumer Power Project (A) (B) (C)
         4.050%, 07/01/97 ...........................................................       100                 100
                                                                                                           --------
         Total Michigan                                                                                       2,600
                                                                                                           --------
   MISSISSIPPI - 1.6%
   Claiborne County, Mississippi TECP
         3.700%, 07/25/97 ...........................................................     1,000               1,000
   Jackson County, Port Facility Revenue Bond for Mississippi
      Chevron USA Project, Series A AMBAC (A) (B) (C)
         4.000%, 07/01/97 ...........................................................     1,400               1,400
                                                                                                           --------
         Total Mississippi                                                                                    2,400
                                                                                                           --------
   MISSOURI - 2.1%
   Claireborne, Missouri TECP
         3.800%, 07/18/97 ...........................................................       800                 800
   Missouri State Health and Educational Facilities Authority
      Revenue Bond for Washington University, Series A (A) (B)
         4.100%, 07/01/97 ...........................................................     2,300               2,300
                                                                                                           --------
         Total Missouri                                                                                       3,100
                                                                                                           --------

STATEMENT OF NET ASSETS (CONTINUED)                                                             COREFUND MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
June 30, 1997

                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   MONTANA - 2.0%
   Forsyth, Montana Pollution Control Revenue Bond for Portland
      General Electric Project (A) (B) (C)
         4.150%, 07/01/97 ...........................................................    $1,000            $  1,000
   Forsyth, Montana Pollution Control Revenue Bond for Portland
      General Electric Project, Series A (A) (B) (C)
         4.150%, 07/01/97 ...........................................................     2,000               2,000
                                                                                                           --------
         Total Montana                                                                                        3,000
                                                                                                           --------
   NEVADA - 3.5%
   Clark County, Nevada Industrial Development
      Revenue Bond Series C (A) (B)
         4.200%, 07/01/97 ...........................................................     3,000               3,000
   Nevada State Housing Authority Revenue Bond for Multi-
      Unit Park Project, Series A (A) (B) (C)
         4.250%, 07/01/97 ...........................................................     2,200               2,200
                                                                                                           --------
         Total Nevada                                                                                         5,200
                                                                                                           --------
   NEW HAMPSHIRE - 0.4%
   New Hampshire State Industrial Development Revenue Bond
      for Oerlikon-Burlhe Project (A) (B) (C)
         3.800%, 07/01/97 ...........................................................       600                 600
                                                                                                           --------
   NEW YORK - 4.6%
   New York City, New York GO (A) (B) (C)
         5.500%, 07/01/97 ...........................................................     2,400               2,400
   New York State Urban Development Corporate Revenue Bond
      for Correctional Facilities Project Series C,
      Pre-Refunded  @ 102  AMBAC (D)
         7.625%, 01/01/98 ...........................................................     1,175               1,220
   New York State Energy Research and Development Authority
      Pollution Control Revenue Bond (A) (B) (C)
         3.600%, 12/01/97 ...........................................................     1,500               1,500
   New York State Energy Research and Development Authority
      Pollution Control Revenue Bond for Niagara Mohawk
      Power Project Series A (A) (B)
         5.450%, 07/01/97 ...........................................................       400                 400
   New York, New York General Obligation Series C (A) (B) (C)
         5.500%, 07/01/97 ...........................................................     1,300               1,300
                                                                                                           --------
         Total New York                                                                                       6,820
                                                                                                           --------

STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                            PAR               VALUE
ELITE TAX-FREE RESERVE                                                                     (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   NORTH CAROLINA - 4.0%
   Lexington, North Carolina Medical Care Community Hospital
      Revenue Bond for Memorial Hospital Project (A) (B)
         4.200%, 07/01/97 ...........................................................    $5,900            $  5,900
                                                                                                           --------
   OHIO - 2.0%
   Evandale, Ohio Industrial Development Authority
      Revenue Bond (A) (B) (C)
         3.900%, 07/01/97 ...........................................................     1,600               1,600
   Ohio State Air Quality Revenue Bond (A) (B) (C)
         4.000%, 07/01/97 ...........................................................       100                 100
   Ohio State Air Quality Revenue Bond, Series B (A) (B) (C)
         5.500%, 07/01/97 ...........................................................     1,300               1,300
                                                                                                           --------
         Total Ohio                                                                                           3,000
                                                                                                           --------
   OREGON - 3.5%
   Port of Portland, Oregon Pollution Control Revenue Bond
      for Reynold Metals Project (A) (B) (C)
         4.100%, 07/01/97 ...........................................................     1,800               1,800
   Port of St. Helens, Oregon Pollution Control
      Revenue Bond (A) (B) (C)
         4.050%, 07/01/97 ...........................................................     2,800               2,800
   Umatilla County, Oregon Franciscan Health System
      Revenue Bond, Series A (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       300                 300
   Umatilla County, Oregon Franciscan Health System
      Revenue Bond, Series B (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       200                 200
                                                                                                           --------
         Total Oregon                                                                                         5,100
                                                                                                           --------
   PENNSYLVANIA - 19.6%
   Allegheny County, Pennsylvania Revenue Bond for
      Presbyterian University Hospital (A) (B)
         4.200%, 07/01/97 ...........................................................     5,115               5,115
   Beaver County, Pennsylvania Industrial Development Authority
      Revenue Bond for Duquesne Light Company Project,
      Series A (A) (B) (C)
         4.050%, 07/01/97 ...........................................................     1,000               1,000

STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997

                                                                                        FACE              MARKET
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   Beaver County, Pennsylvania Industrial Development Authority
      Revenue Bond for Duquesne Light Company Project,
      Series B (A) (B) (C)
         4.050%, 07/01/97 ...........................................................    $1,100              $1,100
   Curwensville, School District TRAN
         4.160%, 06/30/98 ...........................................................       840                 841
   Langhorne, Pennsylvania Saint Mary Hospital Authority Revenue
      Bond for Franciscan Health Systems Project, Series C (A) (B)
         4.000%, 07/01/97 ...........................................................     1,100               1,100
   Langhorne, Pennsylvania Saint Mary Hospital Authority Revenue
      Bond for Franciscan Health Systems, Series C (A) (B)
         4.000%, 07/01/97 ...........................................................       600                 600
   Lehigh County, Pennsylvania Industrial Development Authority
      Revenue Bond for Allegheny Electric Project, Series A (A) (B) (C)
         4.000%, 07/01/97 ...........................................................       500                 500
   Montgomery County, Pennsylvania Series B GO
         3.600%, 10/15/97 ...........................................................       315                 315
   North Penn, Pennsylvania School District GO
         3.750%, 09/01/97 ...........................................................     1,615               1,615
   Parkland School District, Pennsylvania GO (C)
         4.000%, 09/01/97 ...........................................................       380                 380
   Pennsylvania State Higher Education Facilities Authority Revenue
      Bond for Carnegie Mellon University Project, Series B (A) (B)
         4.150%, 07/01/97 ...........................................................       800                 800
   Pennsylvania State Higher Educational Facilities Authority Revenue
      Bond for Carnegie Mellon University Project, Series A (A) (B)
         4.150%, 07/01/97 ...........................................................     1,500               1,500
   Pennsylvania State University Revenue Bond, Series A
         4.500%, 11/25/97 ...........................................................     1,750               1,756
   Souderton, Pennsylvania Area School District Bond GO FGIC
         3.750%, 09/01/97 ...........................................................     1,095               1,095
   Temple University, Pennsylvania Commonwealth
      System of Higher Education GO
         4.750%, 05/18/98 ...........................................................     1,000               1,007
   Upper Darby, School District TRAN
         4.170%, 06/30/98 ...........................................................     1,756               1,759


STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997


                                                                                        FACE              MARKET
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   Washington County, Pennsylvania Industrial Development
      Authority Revenue Bond for Werrerau
      Finance Company Project (A) (B) (C)
         4.250%, 07/01/97 ...........................................................    $2,500            $  2,500
   Washington County, Pennsylvania Lease Revenue Bond (A) (B) (C)
         4.200%, 07/01/97 ...........................................................     1,500               1,500
   York, Pennsylvania General Authority
      Pooled Revenue Bond (A) (B) (C)
         4.150%, 07/01/97 ...........................................................     4,350               4,350
                                                                                                           --------
         Total Pennsylvania                                                                                  28,833
                                                                                                           --------
   PUERTO RICO - 1.2%
   Puerto Rico Commonwealth TRAN, Series A
         4.000%, 07/30/97 ...........................................................     1,800               1,801
                                                                                                           --------
   TEXAS - 9.6%
   Grapevine, Texas Industrial  Development Authority Revenue Bond
      for American Airlines Project, Series B4 (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       100                 100
   Grapevine, Texas Industrial Development  Corporation Revenue
      Bond for American Airlines Project, Series B2 (A) (B)
         4.100%, 07/01/97 ...........................................................       200                 200
   North Central, Texas Health Facility Development Corporation
      Revenue Bond MBIA (A) (B)
         4.100%, 07/01/97 ...........................................................       200                 200
   Nueces County, Texas Health Facilities Authority Revenue Bond
      for Driscoll Children's Foundation Project (A) (B) (C)
         4.200%, 07/01/97 ...........................................................       600                 600
   Port Corpus Christi Texas Industrial Development Corporation
      Revenue Bond, Series A (A) (B) (C)
         4.200%, 07/01/97 ...........................................................     2,000               2,000
   Tarrant County, Texas Housing Finance Authority Revenue
      Bond for Windcastle Project (A) (B) (C)
         4.300%, 07/01/97 ...........................................................     1,034               1,034
   Texas State Southwest, Texas Higher Education Authority
      Revenue Bond for Southern Methodist University (A) (B) (C)
         4.100%, 07/01/97 ...........................................................     5,000               5,000
   Texas State TAN
         4.750%, 08/29/97 ...........................................................     5,000               5,006
                                                                                                           --------
         Total Texas                                                                                         14,140
                                                                                                           --------


STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997


                                                                                        FACE              MARKET
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   VERMONT - 0.8%
   Vermont State Student Loan Revenue Bond, Student Loan
      Assistance Corporation Project (A) (B) (C)
         3.800%, 07/01/97 ...........................................................    $1,240            $  1,240
                                                                                                           --------

   VIRGINIA - 5.3%
   Virginia State Housing Revenue Bond
         3.800%, 06/10/98 ...........................................................     3,000               3,000
   Virginia State Peninsula Port Authority Revenue Bond for
      Dominion Terminal Project, Series 1987C (A) (B) (C)
         4.000%, 07/01/97 ...........................................................     2,005               2,005
   Virginia State Peninsula Port Authority Revenue Bond for
      Dominion Terminal Project, Series D (A) (B)
         4.100%, 07/01/97 ...........................................................     2,100               2,100
   Waynesboro, Virginia  Residential Care Facilities
      Revenue Bond (A) (B)
         4.200%, 07/01/97 ...........................................................       775                 775
                                                                                                           --------
         Total Virginia                                                                                       7,880
                                                                                                           --------
   WEST VIRGINIA - 0.9%
   Putnam County, West Virginia  Industrial Development
      Authority Revenue Bond for FMC
      Corporation Project (A) (B) (C)
         3.800%, 07/01/97 ...........................................................     1,300               1,300
                                                                                                           --------
   WYOMING - 8.8%
   Gillette County, Wyoming TECP
         3.650%, 07/07/97 ...........................................................     3,000               3,000
         3.800%, 07/11/97 ...........................................................     1,200               1,200
         3.800%, 09/10/97 ...........................................................     1,400               1,400
   Lincoln County, Wyoming Pollution Control Revenue Bond
      for Exxon Project (A) (B)
         4.000%, 07/01/97 ...........................................................     4,200               4,200
   Lincoln County, Wyoming  Pollution Control Revenue Bond
      for Exxon Project, Series D (A) (B)
         4.100%, 07/01/97 ...........................................................     1,800               1,800
   Lincoln County, Wyoming Resource Recovery Revenue Bond
      for Exxon Project, Series C (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       300                 300
   Platte County, Wyoming Pollution Control
      Revenue Bond, Series A (A) (B) (C)
         4.200%, 07/01/97 ...........................................................       900                 900


STATEMENT OF NET ASSETS (CONCLUDED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997


                                                                                            FACE            MARKET
                                                                                           AMOUNT            VALUE
ELITE TAX-FREE RESERVE                                                                     (000)             (000)
-------------------------------------------------------------------------------------------------------------------
   Platte County, Wyoming Pollution Control
      Revenue Bond, Series B (A) (B) (C)
         4.200%, 07/01/97 ...........................................................      $100            $    100
                                                                                                           --------
         Total Wyoming                                                                                       12,900
                                                                                                           --------
   TOTAL MUNICIPAL BONDS
      (Cost $149,496) ................................................................................      149,496
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.4%
   (Cost $149,496) ...................................................................................      149,496
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (1.4%) ...........................................................       (2,185)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares ($0.001 par value -- 250 million authorized) based
   on 147,340,849 outstanding shares .................................................................      147,341
Accumulated net realized loss on investments .........................................................          (30)
-------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% ............................................................................     $147,311
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE .......................................................        $1.00
-------------------------------------------------------------------------------------------------------------------

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

FGIC -- FIANCIAL GUARANTY INSURANCE COMPANY

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

TECP -- TAX-EXEMPT COMMERCIAL PAPER

TAN -- TAX ANTICIPATION NOTES

TRAN -- TAX AND REVENUE ANTICIPATION NOTES

(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.

(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSER OF THE PUT DEMAND DATE OR MATURITY DATE.

(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK.

(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (000)                        COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
For the year ended June 30, 1997




ELITE TAX-FREE RESERVE+
--------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest ...................................................    $3,966
                                                                         ------

EXPENSES:
      Investment advisory fees ......................................       222
      Less investment advisory fees waived ..........................      (196)
      Administrative fees ...........................................       278
      Less administrative fees waived ...............................      (169)
      Registration & filing fees ....................................        24
      Printing ......................................................        11
      Taxes - other than income .....................................         7
      Professional fees .............................................         6
      Directors fees ................................................         3
      Transfer agent fees & expenses ................................         2
      Miscellaneous .................................................         4
                                                                         ------

Total expenses ......................................................       192
                                                                         ------

NET INVESTMENT INCOME ...............................................     3,774
                                                                         ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    $3,774
                                                                         ======

+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)             COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
For the years ended June 30



ELITE TAX-FREE RESERVE+
--------------------------------------------------------------------------------
                                                  1997                   1996
                                               ----------              --------
OPERATIONS:
      Net investment income .................. $    3,774             $   3,012
      Net realized loss on securities sold ...         --                    (5)
                                               ----------             ---------
      Net increase in net assets resulting
         from operations .....................      3,774                 3,007
                                               ----------             ---------
DIVIDENDS DISTRIBUTED FROM:
      Net investment income ..................     (3,774)               (3,012)
      Net realized gains .....................         --                    --
                                               ----------             ---------
      Total dividends distributed ............     (3,774)               (3,012)
                                               ----------             ---------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued ............    226,783               224,591
      Cost of shares redeemed ................   (165,949)             (210,702)
                                               ----------             ---------
      Increase in net assets derived from
         capital share transactions ..........     60,834                13,889
                                               ----------             ---------
NET INCREASE IN NET ASSETS ...................     60,834                13,884
NET ASSETS:
      Beginning of period ....................     86,477                72,593
                                               ----------             ---------
      End of period ..........................   $147,311             $  86,477
                                               ==========             ---------
SHARES ISSUED AND REDEEMED:
      Shares issued ..........................    226,783               224,591
      Shares redeemed ........................   (165,949)             (210,702)
                                               ----------             ---------
      Increase in net shares derived from
         capital share transactions ..........     60,834                13,889
                                               ----------             ---------
OUTSTANDING SHARES:
      Beginning of period ....................     86,507                72,618
                                               ----------             ---------
      End of period ..........................    147,341                86,507
                                               ==========             =========

+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS                                                                                     COREFUND MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1997




ELITE TAX-FREE RESERVE+
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period
                                                                                                                RATIO        RATIO
                         NET                               NET                NET                    RATIO   OF EXPENSES  NET INCOME
                        ASSET              DISTRIBUTIONS  ASSET             ASSETS      RATIO       OF NET   TO AVERAGE   TO AVERAGE
                        VALUE       NET       FROM NET    VALUE               END    OF EXPENSES    INCOME   NET ASSETS   NET ASSETS
                      BEGINNING  INVESTMENT  INVESTMENT    END      TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE (EXCLUDING   (EXCLUDING
                      OF PERIOD    INCOME      INCOME   OF PERIOD  RETURN    (000)    NET ASSETS  NET ASSETS   WAIVERS)     WAIVERS)
                      ---------  ---------- ----------- ---------  ------  --------- -----------  ---------- -----------  ----------
For the year ended
   June 30, 1997        $1.00       0.03       (0.03)     $1.00     3.42%   $147,311    0.17%       3.39%       0.50%         3.06%

For the year ended
   June 30, 1996        $1.00       0.03       (0.03)     $1.00     3.51%  $  86,477    0.16%       3.44%       0.76%         2.84%

For the year ended
   June 30, 1995        $1.00       0.03       (0.03)     $1.00     3.41%  $  72,593    0.19%       3.37%       0.83%         2.73%

For the year ended
   June 30, 1994        $1.00       0.02       (0.02)     $1.00     2.32%  $  78,219    0.17%       2.29%       0.82%         1.64%

For the year ended
   June 30, 1993        $1.00       0.02       (0.02)     $1.00     2.48%  $  48,424    0.19%       2.45%       0.83%         1.81%

For the period ended
   June 30, 1992 (1)    $1.00       0.02       (0.02)     $1.00     1.50%*   $66,158    0.17%       3.00%       0.89%         2.28%



---------------------

 *    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) THE ELITE TAX-FREE RESERVE COMMENCED OPERATIONS ON NOVEMBER 19, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
+     THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                        COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997




1. ORGANIZATION

The CoreFund Elite Tax-Free Reserve is a Fund offered by CoreFunds, Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is presently authorized to offer shares in the following Funds (the "Funds"):

      EQUITY FUNDS:                                  MONEY MARKET FUNDS:
      Equity Index Fund                              Treasury Reserve
      Core Equity Fund                               Cash Reserve
      Growth Equity Fund                             Tax-Free Reserve
      Special Equity Fund                            Elite Treasury Reserve
      International Growth Fund                      Elite Cash Reserve
      Balanced Fund                                  Elite Tax-Free Reserve

      FIXED INCOME FUNDS:
      Short Term Income Fund
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Elite Tax-Free Reserve. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Elite Tax-Free Reserve.

SECURITY VALUATION -- Investment securities of the Elite Tax-Free Reserve are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion

NOTES TO FINANCIAL STATEMENTS (CONTINUED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997





and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Company are prorated to the Fund on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL  INCOME TAXES -- It is the Fund's  intention to continue to qualify as a
regulated   investment  company  and  distribute  all  of  its  taxable  income.
Accordingly, no provision for Federal income taxes is required.

3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated April 12, 1996, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.20% on the average net assets of the Elite Tax-Free Reserve. For the year ended June 30, 1997, CoreStates Advisers earned $222,334 in investment advisory fees, of which $196,321 was voluntarily waived in order to assist the Portfolio in maintaining a competitive expense ratio.

CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, at its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

4.  ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resources ("SFR"), a wholly-owned subsidiary of SEI Corporation, acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average daily net assets of the Elite Tax-Free Reserve. Such a fee is computed daily and paid monthly. For the year ended June 30, 1997, administrative fees totaled $277,939 of which $168,848 was voluntarily waived in order to assist the Fund in maintaining a competitive expense ratio.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






Pursuant to a transfer agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS") a subsidiary of State Street Bank and Trust Company acts as the Fund's Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing, and shareholder servicing for the Fund.

On November 2, 1992, SEI Investments Distribution Co., also a wholly-owned subsidiary of SEI Corporation, became the Fund's exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Fund.

The Fund has paid legal fees to a law firm in which the secretary of the Company is a partner.

5. INVESTMENT COMPOSITION

The Fund invests in securities which include revenue and general obligation instruments.

At June 30,1997, the revenue sources by purpose were as follows:

                                             % OF PORTFOLIO
                                               INVESTMENTS
                                             --------------
REVENUE INSTRUMENTS
         Education Bonds .......................   10%
         Hospital & Health Care Bonds ..........   12
         Housing Bonds .........................    5
         Industrial Bonds ......................   10
         Other Bonds ...........................   11
         Pollution Control Bonds ...............   12
         Transportation Bonds ..................    4
         Utility Bonds .........................    3
TAX EXEMPT COMMERCIAL PAPER ....................   17
GENERAL OBLIGATIONS ............................    6
TAX & REVENUE ANTICIPATION NOTES ...............   10
                                                  ----
                                                  100%
                                                  ====

In addition, certain investments are covered by insurance issued by several private issuers who guarantee the payment of interest and principal at final maturity in the event of default. Such insurance, however, does not guarantee the market value of the securities or the value of the Fund's shares.

                       NOTICE TO SHAREHOLDERS OF COREFUNDS
                                   (UNAUDITED)


      For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

Dear CoreFund Shareholders:

      For the fiscal year ended June 30, 1997, the Elite Tax-Free Reserve Fund is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                       (A)*           (B)*
                                     LONG TERM      ORDINARY         (C)                          (E)**
                                   CAPITAL GAINS     INCOME         TOTAL           (D)**         TAX       (F)**
                                   DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS    QUALIFYING     EXEMPT     FOREIGN
           PORTFOLIO                (TAX BASIS)    (TAX BASIS)    (TAX BASIS)    DIVIDENDS (1)  INTEREST  TAX CREDIT
         ------------              ------------   -------------  -------------   ------------   --------  ----------
Elite Tax-Free Reserve                  0%            100%            100%             0%         100%        0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE RECEIVED DEDUCTION.
*   ITEMS  (A) AND (B) ARE  BASED  ON A  PERCENTAGE  OF THE
    PORTFOLIOS'  TOTAL  DISTRIBUTION.
** ITEMS (D), (E) AND (F) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.

Please consult your tax department for proper treatment of this information.

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors and Shareholders
CoreFunds, Inc.

We have audited the accompanying statement of net assets of the CoreFund Elite Tax-Free Reserve of CoreFunds, Inc. (the "Fund") as of June 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of June 30, 1997 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years presented herein, in conformity with generally accepted accounting principles.




Philadelphia, Pennsylvania
August 12, 1997                                             /S/Ernst & Young LLP

                                      NOTES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.



COR-F-058-02